UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-6161

Allianz Funds

(Exact name of registrant as specified in charter)

2187 Atlantic Street, Stamford, Connecticut 06902

(Address of principal executive offices)

E. Blake Moore, Jr.

c/o Allianz Global Investors Distributors LLC

2187 Atlantic Street

Stamford, Connecticut 06902

(Name and address of agent for service)

Copies to:

Joseph B. Kittredge, Jr., Esq.

Ropes & Gray LLP

One International Place

Boston, Massachusetts 02110

Registrant’s telephone number, including area code: (800) 927-4648

Date of fiscal year end: June 30

Date of reporting period: January 1, 2005 – March 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on

Form N-5(§§ 239.24 and 274.9 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission

may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policy making rules.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange

Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

- AMM Asset Allocation Fund (Formerly Asset Allocation Fund)

- CCM Capital Appreciation Fund

- CCM Emerging Companies Fund

- CCM Focused Growth Fund

- CCM Mid-Cap Fund

- NACM Flex-Cap Value Fund

- NACM Global Fund

- NACM Growth Fund

- NACM International Fund

- NACM Pacific Rim Fund

- NFJ Dividend Value Fund

- NFJ International Value Fund

- NFJ Large-Cap Value Fund

- NFJ Small-Cap Value Fund

- OCC Renaissance Fund (Formerly PEA Renaissance Fund)

- OCC Value Fund (Formerly PEA Value Fund)

- PEA Growth & Income Fund

- PEA Growth Fund

- PEA Opportunity Fund

- PEA Target Fund

- RCM Biotechnology Fund

- RCM Financial Services Fund

- RCM Global Healthcare Fund

- RCM Global Resources Fund

- RCM Global Small-Cap Fund

- RCM Global Technology Fund

- RCM Innovation Fund (Formerly PEA Innovation Fund)

- RCM International Growth Equity Fund

- RCM Large-Cap Growth Fund

- RCM Mid-Cap Fund

- RCM Targeted Core Growth Fund (Formerly RCM Tax-Managed Growth Fund)

Schedule of Investments

AMM Asset Allocation Fund (a)

March 31, 2005 (Unaudited)

	Shares	Value (000s)
ALLIANZ FUNDS (b) 49.4%
CCM Capital Appreciation	114,559	$2,066
CCM Mid-Cap (c)	74,342	1,804
NACM International (c)	2,032,260	33,349
NFJ Small-Cap Value	244,681	7,314
OCC Renaissance (c)	713,296	17,947
OCC Value	941,501	16,250
PEA Growth (c)	78,101	1,419
PEA Opportunity (c)	388,776	7,091
PEA Target (c)	123,361	2,170
RCM Large-Cap Growth	1,199,291	14,811
RCM Mid-Cap (c)	5,337,280	13,877

Total Allianz Funds (Cost $105,650)		118,098

PIMCO FUNDS (d) 50.7%
Emerging Markets Bond	77,261	817
Foreign Bond (U.S. Dollar-Hedged)	245,257	2,590
High Yield	523,574	5,079
Short-Term	474,833	4,753
StocksPLUS	3,585,426	34,743
Total Return	6,934,035	73,293

Total PIMCO Funds (Cost $121,390)		121,275

Total Investments 100.1% (Cost $227,040)		$239,373

Other Assets and Liabilities (Net) (0.1)%		(253)

Net Assets 100.0%		$239,120

Notes to Schedule of Investments:

(a) The Fund is investing in shares of an affiliated Fund.

(b) Institutional Class shares of each Allianz Fund.

(c) Non-income producing security.

(d) Institutional Class shares of each PIMCO Fund.

See accompanying notes

Schedule of Investments

CCM Capital Appreciation Fund

March 31, 2005 (Unaudited)

	Shares	Value (000s)
COMMON STOCKS 97.9%
Aerospace 3.4%
Boeing Co.	206,700	$12,084
General Dynamics Corp. (a)	93,000	9,956
Raytheon Co.	281,700	10,902

		32,942

Capital Goods 7.2%
Cooper Industries Ltd. ‘A’ (a)	165,400	11,829
General Electric Co.	781,900	28,195
Ingersoll-Rand Co. ‘A’	121,100	9,646
Rockwell Automation, Inc.	174,600	9,889
Tyco International Ltd.	292,100	9,873

		69,432

Communications 1.2%
Sprint Corp. (d)	519,649	11,822

Consumer Discretionary 6.9%
Abercrombie & Fitch Co. ‘A’	178,700	10,229
Coach, Inc. (a)(d)	198,700	11,252
Federated Department Stores, Inc. (a)	185,100	11,780
Harman International Industries, Inc.	124,200	10,987
J.C. Penney Co., Inc.	228,000	11,838
Nike, Inc. ‘B’ (d)	134,800	11,230

		67,316

Consumer Services 8.6%
Harley-Davidson, Inc. (d)	152,700	8,820
Marriott International, Inc. ‘A’	208,600	13,947
McGraw-Hill Cos., Inc. (d)	105,400	9,196
MGM Mirage, Inc. (a)	126,800	8,980
Robert Half International, Inc. (d)	329,700	8,889
Starwood Hotels & Resorts Worldwide, Inc. ‘B’	201,300	12,084
Time Warner, Inc. (a)(d)	639,300	11,220
Walt Disney Co.	342,500	9,840

		82,976

Consumer Staples 7.2%
Clorox Co.	191,700	12,075
Colgate-Palmolive Co. (a)	176,100	9,187
Estee Lauder Cos., Inc. ‘A’	270,400	12,163
General Mills, Inc. (a)(d)	236,500	11,624
Hershey Foods Corp.	216,500	13,090
Monsanto Co.	183,300	11,823

		69,962

Energy 13.7%
Apache Corp.	164,428	10,068
Baker Hughes, Inc. (d)	221,800	9,868
Burlington Resources, Inc.	198,000	9,914
ConocoPhillips	112,500	12,132
Devon Energy Corp.	210,700	10,061
Exxon Mobil Corp. (a)	188,500	11,235
Halliburton Co. (d)	275,000	11,894
Marathon Oil Corp. (a)	249,500	11,706
Occidental Petroleum Corp.	163,300	11,622
Peabody Energy Corp.	226,900	10,519
Valero Energy Corp. (a)	182,000	13,335
XTO Energy, Inc. (d)	299,932	9,850

		132,204

Financial & Business Services 12.4%
Allstate Corp.	183,200	9,904
Bank of America Corp.	224,288	9,891
CIT Group, Inc.	231,000	8,778
Franklin Resources, Inc. (d)	163,800	11,245
Goldman Sachs Group, Inc. (d)	110,800	12,187
Hartford Financial Services Group, Inc. (d)	138,200	9,475
Key Corp.	341,900	11,095
Lehman Brothers Holdings, Inc. (a)	125,400	11,808
Morgan Stanley Dean Witter & Co.	203,800	11,667
Prudential Financial, Inc.	216,400	12,421
Wachovia Corp. (d)	220,600	11,231

		119,702

Healthcare 9.8%
Aetna, Inc.	159,300	11,939
Becton Dickinson & Co.	166,300	9,715
C.R. Bard, Inc.	162,200	11,043
Celgene Corp. (a)	167,300	5,696
Genzyme Corp. (a)	187,900	10,755
Johnson & Johnson	321,300	21,578
PacifiCare Health Systems, Inc. (a)	174,200	9,915
UnitedHealth Group, Inc.	145,300	13,859

		94,500

Materials & Processing 4.5%
Dow Chemical Co.	231,600	11,545
Phelps Dodge Corp. (d)	116,200	11,821
Sherwin-Williams Co.	255,200	11,226
U.S. Steel Corp. (d)	184,700	9,392

		43,984

Technology 18.1%
Adobe Systems, Inc. (d)	154,800	10,398
Apple Computer, Inc. (a)	301,000	12,543
Dell, Inc. (a)	292,600	11,242
Emerson Electric Co. (d)	160,500	10,421
Fisher Scientific International, Inc. (a)	193,100	10,991
Harris Corp.	293,400	9,579
Intel Corp. (d)	514,800	11,959
Microsoft Corp.	707,900	17,110
Motorola, Inc. (d)	641,900	9,609
National Semiconductor Corp. (d)	572,600	11,801
NCR Corp. (a)	337,600	11,391
Oracle Corp. (a)	979,300	12,222
Texas Instruments, Inc. (d)	419,300	10,688
VeriSign, Inc. (a)	441,000	12,657
Yahoo!, Inc. (a)(d)	376,300	12,757

		175,368

Transportation 2.4%
CH Robinson Worldwide, Inc. (d)	227,000	11,697
Norfolk Southern Corp.	315,600	11,693

		23,390

Utilities 2.5%
Duke Energy Corp. (d)	429,600	12,033
TXU Corp. (d)	155,700	12,398

		24,431

Total Common Stocks (Cost $832,362)		948,029

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 23.2%
Collateral Invested for Securities on Loan (b) 18.8%
Bear Stearns Cos., Inc.	$7,000	7,000
Canadian Imperial Bank
2.875% due 04/01/2005	692	692
CC USA, Inc.
2.717% due 05/03/2005	10,000	9,939
Citigroup Global Markets, Inc.	40,000	40,000
Countrywide Home Loans, Inc.
3.040% due 11/30/2005 (c)	3,000	3,000
Credit Suisse First Boston
2.589% due 07/08/2005 (c)	1,500	1,500
2.949% due 02/06/2006 (c)	5,000	5,003
2.940% due 02/27/2006 (c)	1,000	1,001
2.942% due 02/27/2006 (c)	3,000	3,002
Davis Square Funding III Corp.
2.718% due 04/28/2005	10,000	9,935
2.839% due 05/09/2005	5,000	4,976
2.843% due 05/09/2005	6,000	5,972
2.944% due 05/23/2005	10,000	9,951
Harrier Finance Funding LLC
2.800% due 12/15/2005 (c)	3,000	3,000
HBOS Treasury Services PLC
2.900% due 04/01/2005	2,000	2,000
ING Belgium S.A.
2.875% due 04/01/2005	3,000	3,000
Morgan Stanley
2.935% due 12/06/2005	5,000	5,000
2.840% due 02/03/2006 (c)	3,000	3,000
Natexis Banques Populaires
2.550% due 05/03/2005	18,000	18,000
Northern Rock Plc
2.730% due 02/03/2006 (c)	2,000	2,000
Sedna Finance, Inc.
2.749% due 04/11/2005	2,000	1,993
2.793% due 04/25/2005	3,000	2,986
Sierra Madre Funding Delaware Corp.
2.784% due 05/04/2005	2,000	1,990
Sigma Finance, Inc.
2.933% due 01/27/2006 (c)	5,000	5,000
2.788% due 02/15/2006 (c)	5,000	4,999
2.810% due 03/06/2006 (c)	3,000	2,999
Skandinaviska Enskilda Banken AB (SEB)
2.820% due 01/20/2006	4,000	4,000
Societe Generale
2.875% due 04/01/2005	2,000	2,000
Treasury Bank N.A.
2.890% due 02/27/2006 (c)	5,000	5,000
2.870% due 03/15/2006 (c)	13,000	13,000

		181,938

Repurchase Agreement 4.4%
State Street Bank
2.400% due 04/01/2005	42,287	42,287
(Dated 03/31/2005. Collateralized by Federal Farm Credit Bank 2.125% due 08/15/2005 valued at $43,135. Repurchase proceeds are $42,290.)

Total Short-Term Instruments (Cost $224,354)		224,225

Total Investments 121.1% (Cost $1,056,716)		$1,172,254

Other Assets and Liabilities (Net) (21.1)%		(204,525)

Net Assets 100.0%		$967,729

Notes to Schedule of Investments (amounts in thousands):

(a) Non-income producing security.

(b) Securities purchased with the cash proceeds from securities on loans.

(c) Variable rate security.

(d) Portion of securities on loan with an aggregate market value if $177,199; cash collateral of $181,809 was received with which the Fund purchased securities.

See accompanying notes

Schedule of Investments

CCM Emerging Companies Fund

March 31, 2005 (Unaudited)

	Shares	Value (000s)
COMMON STOCKS 96.2%
Aerospace 1.2%
BE Aerospace, Inc. (a)	686,300	$8,236

Capital Goods 5.5%
Bucyrus International, Inc. ‘A’ (a)	186,600	7,289
Global Power Equipment Group, Inc. (a)	698,300	6,690
Layne Christensen Co. (a)(d)	457,400	7,899
Middleby Corp. (a)	126,500	6,249
Walter Industries, Inc. (d)	216,100	9,195

		37,322

Communications 3.2%
Alamosa Holdings, Inc. (a)(d)	585,700	6,835
Premiere Global Services, Inc. (a)	677,100	7,665
Ubiquitel, Inc. (a)(d)	1,017,900	6,820

		21,320

Consumer Discretionary 6.3%
Aviall, Inc. (a)	293,200	8,210
Coldwater Creek, Inc. (a)(d)	420,900	7,778
Deckers Outdoor Corp. (a)(d)	209,400	7,484
Hooker Furniture Corp.	210,421	3,975
Red Robin Gourmet Burgers, Inc. (a)(d)	164,500	8,375
Universal Electronics, Inc. (a)	397,000	6,701

		42,523

Consumer Services 11.0%
Consolidated Graphics, Inc. (a)	160,600	8,448
Dover Downs Gaming & Entertainment, Inc.	539,100	6,712
Euronet Worldwide, Inc. (a)	394,100	11,252
Heidrick & Struggles International, Inc. (a)(d)	211,000	7,758
Labor Ready, Inc. (a)(d)	411,700	7,678
Marine Products Corp.	496,050	8,339
SFBC International, Inc. (a)	247,900	8,736
Shuffle Master, Inc. (a)(d)	223,112	6,461
Vail Resorts, Inc. (a)	339,900	8,583

		73,967

Consumer Staples 1.6%
Chattem, Inc. (a)	241,300	10,731

Energy 8.3%
Atwood Oceanics, Inc. (a)	123,200	8,198
Dril-Quip, Inc. SP (a)	258,900	7,959
Edge Petroleum Corp. (a)	476,800	7,896
Energy Partners Ltd. (a)	366,500	9,518
Hornbeck Offshore Services, Inc. (a)	308,700	7,736
Oil States International, Inc. (a)	365,400	7,509
Whiting Petroleum Corp. (a)	174,500	7,116

		55,932

Financial & Business Services 16.0%
American Physicians Capital, Inc. (a)(d)	193,700	6,638
Capital Trust, Inc. ‘A’	209,400	6,948
Capital Bancorp Ltd.	203,400	6,153
Columbia Banking System, Inc.	281,325	6,681
Community Trust BanCorp., Inc.	281,030	8,096
CompuCredit Corp. (a)	278,500	7,414
FPIC Insurance Group, Inc. (a)(d)	218,600	7,028
Hanmi Financial Corp.	370,400	6,130
LTC Properties, Inc.	437,300	7,587
Marlin Business Services, Inc. (a)	335,800	6,844
Meadowbrook Insurance Group, Inc. (a)	1,309,400	6,874
Prosperity Bancshares, Inc.	229,100	6,069
RAIT Investment Trust	219,400	5,884
Safety Insurance Group, Inc. (D)	224,200	6,941
Taylor Capital Group, Inc.	145,500	4,751
Trammell Crow Co. (a)	358,500	7,374

		107,412

Healthcare 15.3%
DJ Orthopedics, Inc. (a)	294,500	7,377
First Horizon Pharmaceutical Corp. (a)(d)	411,100	6,939
Genesis HealthCare Corp. (a)	188,300	8,076
Hologic, Inc. (a)	231,700	7,385
Illumina, Inc. (a)	910,100	7,354
Laserscope (a)(d)	219,800	6,976
NuVasive, Inc. (a)	471,400	6,091
Palomar Medical Technologies, Inc. (a)(d)	272,200	7,341
Psychiatric Solutions, Inc. (a)	216,000	9,936
Serologicals Corp. (a)(d)	382,900	9,358
SurModics, Inc. (a)(d)	227,500	7,260
Transkaryotic Therapies, Inc. (a)(d)	310,900	7,762
USANA Health Sciences, Inc. (a)(d)	239,000	11,305

		103,160

Materials & Processing 6.4%
AMCOL International Corp. (a)	342,500	6,425
Greif, Inc. ‘A’	139,600	9,727
Steel Technologies, Inc. (a)	216,000	5,182
Wellman, Inc. (a)	505,900	7,315
Westlake Chemical Corp.	252,000	8,152
Wheeling-Pittsburgh Corp. SP (a)	192,800	5,986

		42,787

Technology 18.0%
Agilysys, Inc. (D)	383,600	7,542
Artesyn Technologies, Inc. (a)	666,500	5,805
BEI Technologies, Inc.	291,400	6,985
Computer Programs & Systems, Inc.	296,700	8,331
Comtech Telecommunications Corp. (a)	192,100	10,008
Digi International, Inc. (a)	417,800	5,732
II-VI, Inc. (a)	378,800	6,606
InterVoice, Inc. (a)	530,800	5,961
Jupitermedia Corp. (a)	574,800	8,915
Kanbay International, Inc. (a)(d)	243,600	4,984
Multi-Fineline Electronix, Inc. SP (a)(d)	355,800	6,280
Schawk, Inc. ‘A’	375,300	6,849
Serena Software, Inc. (a)	290,700	6,907
SS&C Technologies, Inc.	416,900	9,505
Stratasys, Inc. (a)(d)	264,600	7,496
Symmetricom, Inc. (a)	619,600	6,871
Witness Systems, Inc. (a)	367,300	6,446

		121,223

Transportation 3.4%
Covenant Transport, Inc. ‘A’ (a)	83,900	1,477
Greenbrier Cos., Inc.	300,400	10,541
HUB Group, Inc. ‘A’ (a)	172,100	10,786

		22,804

Total Common Stocks (Cost $568,274)		647,417

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 17.2%
Collateral Invested for Securities on Loan (c) 13.9%
Bank of America NA	$8,000	8,000
Bear Stearns Cos., Inc.	6,000	6,000
Canadian Imperial Bank
2.875% due 04/01/2005	568	568
CC USA, Inc.
2.717% due 05/03/2005	2,000	1,988
Citigroup Global Markets, Inc.	15,000	15,000
Countrywide Home Loans, Inc.
3.040% due 11/30/2005 (b)	2,000	2,000
Credit Suisse First Boston
2.949% due 02/06/2006 (b)	5,000	5,003
2.940% due 02/27/2006 (b)	1,000	1,001
2.942% due 02/27/2006 (b)	5,000	5,004
2.589% due 07/08/2005 (b)	1,000	1,000
Davis Square Funding III Corp.
2.718% due 04/28/2005	5,000	4,967
2.843% due 05/09/2005	5,000	4,976
2.944% due 05/23/2005	5,000	4,976
Harrier Finance Funding LLC
2.800% due 12/15/2005 (b)	2,000	2,000
Morgan Stanley
2.935% due 12/06/2005	5,000	5,000
2.840% due 02/03/2006 (b)	3,000	3,000
Natexis Banques Populaires
2.550% due 05/03/2005	7,000	7,000
Northern Rock Plc
2.730% due 02/03/2006 (b)	2,000	2,000
Sedna Finance, Inc.
2.749% due 04/11/2005	2,000	1,993
Sigma Finance, Inc.
2.933% due 01/27/2006 (b)	5,000	5,000
2.810% due 03/06/2006 (b)	2,000	2,000
Skandinaviska Enskilda Banken AB (SEB)
2.820% due 01/20/2006	3,000	3,000
Treasury Bank N.A.
2.890% due 02/27/2006 (b)	2,000	2,000

		93,476

Repurchase Agreement 3.3%
State Street Bank
2.400% due 04/01/2005	22,331	22,331
(Dated 03/31/2005. Collateralized by Fannie Mae 1.500% due 05/06/2017 valued at $22,778. Repurchase proceeds are $22,332.)

Total Short-Term Instruments (Cost $115,856)		115,807

Total Investments 113.4% (Cost $684,130)		$763,224

Other Assets and Liabilities (Net) (13.4)%		(90,115)

Net Assets 100.0%		$673,109

Notes to Schedule of Investments (amounts in thousands):

(a) Non-income producing security.

(b) Variable rate security.

(c) Securities purchased with the cash proceeds from securities on loans.

(d) Portion of securities on loan with an aggregate market value of $90,590; cash collateral of $93,422 was received with which the Fund purchased securities.

See accompanying notes

Schedule of Investments

CCM Focused Growth Fund

March 31, 2005 (Unaudited)

	Shares	Value (000s)
COMMON STOCKS 95.3%
Building 1.9%
D.R. Horton, Inc.	2,133	$62

Capital Goods 1.3%
3M Co.	500	43

Communications 2.4%
Nextel Communications, Inc. ‘A’ (a)	2,700	77

Consumer Discretionary 8.3%
American Eagle Outfitters, Inc.	1,200	35
Coach, Inc. (a)	1,200	68
Home Depot, Inc.	2,400	92
Navistar International Corp. (a)	1,200	44
Starbucks Corp. (a)	600	31

		270

Consumer Services 5.3%
Apollo Group, Inc. ‘A’ (a)	1,000	74
Starwood Hotels & Resorts Worldwide, Inc. ‘B’	1,600	96

		170

Consumer Staples 4.8%
Church & Dwight Co., Inc.	1,600	57
Estee Lauder Cos., Inc. ‘A’	2,200	99

		156

Energy 11.3%
Arch Coal, Inc.	1,900	82
ENSCO International, Inc.	1,500	56
EOG Resources, Inc.	1,400	68
Patterson-UTI Energy, Inc. (a)	1,900	48
Tidewater, Inc.	1,200	47
XTO Energy, Inc.	2,000	66

		367

Financial & Business Services 7.7%
Capital One Financial Corp.	700	52
Goldman Sachs Group, Inc.	900	99
Providian Financial Corp. (a)	3,800	65
Unitrin, Inc.	700	32

		248

Healthcare 19.5%
Aetna, Inc.	1,600	120
Becton Dickinson & Co.	1,300	76
Celgene Corp. (a)	2,600	88
Gilead Sciences, Inc.	1,000	36
Invitrogen Corp. (a)	1,100	76
Johnson & Johnson	1,200	81
MGI Pharma, Inc. (a)	2,700	68
WellPoint, Inc. (a)	700	88

		633

Materials & Processing 7.7%
Dow Chemical Co.	1,700	85
Nucor Corp.	1,100	63
Phelps Dodge Corp.	1,000	102

		250

Technology 25.1%
Ametek, Inc.	800	32
Avid Technology, Inc. (a)	700	38
Cisco Systems, Inc. (a)	3,800	68
Corning, Inc. (a)	3,000	33
Emerson Electric Co.	1,000	65
Fairchild Semiconductor International, Inc. ‘A’ (a)	1,900	29
Harris Corp.	3,600	118
International Rectifier Corp. (a)	1,100	50
Lexmark International, Inc. ‘A’ (a)	700	56
MEMC Electronic Materials, Inc. (a)	3,500	47
Microsoft Corp.	2,400	58
Symantec Corp. (a)	4,100	87
Texas Instruments, Inc. (a)	1,900	48
Yahoo!, Inc. (a)	2,500	85

		814

Total Common Stocks (Cost $2,625)		3,090

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 4.7%
Repurchase Agreement 4.7%
State Street Bank
2.400% due 04/01/2005	$152	152
(Dated 03/31/2005. Collateralized by Federal Home Loan Bank 2.375% due 02/15/2006 valued at $159. Repurchase proceeds are $152.)

Total Short-Term Instruments (Cost $152)		152

Total Investments 100.0% (Cost $2,777)		$3,242

Other Assets and Liabilities (Net) 0.0%		0

Net Assets 100.0%		$3,242

Notes to Schedule of Investments:

(a) Non-income producing security.

See accompanying notes

Schedule of Investments

CCM Mid-Cap Fund

March 31, 2005 (Unaudited)

	Shares	Value (000s)
COMMON STOCKS 97.4%
Aerospace 2.2%
L-3 Communications Holdings, Inc.	119,500	$8,487
Rockwell Collins, Inc. (a)	224,000	10,660

		19,147

Capital Goods 4.4%
Brink’s Co.	273,500	9,463
ITT Industries, Inc. (d)	112,400	10,143
Pentair, Inc.	194,000	7,566
Rockwell Automation, Inc.	186,800	10,580

		37,752

Communications 3.3%
Nextel Partners, Inc. ‘A’ (a)	420,300	9,230
NII Holdings, Inc. ‘B’ (a)(d)	188,700	10,850
West Corp. (a)	239,500	7,664

		27,744

Consumer Discretionary 9.7%
American Eagle Outfitters, Inc.	414,400	12,245
Cablevision Systems New York Group ‘A’ (a)	347,000	9,733
Coach, Inc. (a)	161,252	9,132
Harman International Industries, Inc. (d)	109,700	9,704
Hughes Supply, Inc.	298,900	8,892
Nordstrom, Inc.	199,900	11,070
Office Depot, Inc. (a)	454,800	10,087
Oshkosh Truck Corp. ‘B’ (a)	139,600	11,446

		82,309

Consumer Services 6.8%
Brunswick Corp.	197,900	9,272
Getty Images, Inc. (a)(d)	144,700	10,290
Harrah’s Entertainment, Inc. (d)	132,000	8,525
Hilton Hotels Corp.	463,700	10,364
RR Donnelley & Sons Co.	322,300	10,191
Station Casinos, Inc.	137,400	9,281

		57,923

Consumer Staples 3.1%
Church & Dwight Co., Inc.	247,600	8,782
Monsanto Co.	157,700	10,172
Reynolds American, Inc. (d)	98,000	7,898

		26,852

Energy 12.5%
Amerada Hess Corp.	87,600	8,428
ENSCO International, Inc.	250,900	9,449
EOG Resources, Inc.	225,500	10,991
Grant Prideco, Inc. (a)	425,100	10,270
Massey Energy Co. (d)	265,700	10,639
National-Oilwell, Inc. (a)(d)	187,100	8,738
Newfield Exploration Co. (a)	134,000	9,951
Noble Energy, Inc. (d)	133,100	9,053
Premcor, Inc. (d)	188,600	11,256
Smith International, Inc. (d)	140,600	8,820
XTO Energy, Inc. (d)	261,409	8,585

		106,180

Financial & Business Services 13.8%
AG Edwards, Inc.	239,100	10,712
Apartment Investment & Management Co. ‘A’ (d)	228,900	8,515
Bank of Hawaii Corp. (d)	161,800	7,323
Bear Stearns Cos., Inc. (d)	105,400	10,529
CIT Group, Inc.	194,800	7,402
HCC Insurance Holdings, Inc. (d)	264,900	9,579
North Fork Bancorp., Inc. (a)	358,200	9,936
Providian Financial Corp. (a)(d)	499,300	8,568
Sovereign Bancorp, Inc. (d)	417,700	9,256
Stancorp Financial Group, Inc.	96,800	8,207
T. Rowe Price Group, Inc.	135,900	8,070
Trizec Properties, Inc. (d)	465,700	8,848
Unitrin, Inc.	229,800	10,433

		117,378

Healthcare 10.2%
Affymetrix, Inc. (a)	233,200	9,990
C.R. Bard, Inc.	135,400	9,218
Charles River Laboratories International, Inc. (a)(d)	206,300	9,704
Cytyc Corp. (a)	446,600	10,276
Genzyme Corp. (a)(d)	188,100	10,767
Humana, Inc. (a)(d)	338,600	10,815
Kinetic Concepts, Inc. (a)(d)	169,400	10,105
PacifiCare Health Systems, Inc. (a)	119,000	6,773
WellPoint, Inc. (a)(d)	69,700	8,737

		86,385

Materials & Processing 7.9%
Ball Corp.	217,800	9,034
Florida Rock Industries, Inc.	161,200	9,482
Lyondell Chemical Co.	345,400	9,644
Owens-Illinois, Inc. (a)	415,500	10,446
Phelps Dodge Corp. (d)	84,800	8,627
Precision Castparts Corp.	151,400	11,659
U.S. Steel Corp. (d)	159,900	8,131

		67,023

Technology 18.9%
Activision, Inc. (a)	656,000	9,709
Ametek, Inc.	215,400	8,670
Amphenol Corp. ‘A’	249,200	9,230
Apple Computer, Inc. (a)	258,600	10,776
Autodesk, Inc.	285,500	8,496
Cognizant Technology Solutions Corp. ‘A’ (a)	256,900	11,869
Comverse Technology, Inc. (a)	380,000	9,584
Fairchild Semiconductor International, Inc. ‘A’ (a)(d)	679,600	10,418
Harris Corp. (d)	266,000	8,685
Hubbell, Inc. ‘B’	160,500	8,202
International Rectifier Corp. (a)	222,300	10,115
Macromedia, Inc. (a)	258,000	8,643
McAfee, Inc. (a)(d)	376,900	8,503
MEMC Electronic Materials, Inc. (a)	846,700	11,388
NCR Corp. (a)	293,400	9,899
PerkinElmer, Inc.	371,200	7,658
QLogic Corp. (a)(d)	223,200	9,040

		160,885

Transportation 0.9%
Expeditors International Washington, Inc.	139,500	7,470

Utilities 3.7%
NRG Energy, Inc. (a)	294,500	10,057
Oneok, Inc. (d)	341,100	10,513
PPL Corp.	198,300	10,706

		31,276

Total Common Stocks (Cost $707,327)		828,324

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 18.7%
Collateral Invested for Securities on Loan (c) 16.0%
Bank of America, N.A.	$11,000	11,000
Bear Stearns Cos., Inc.	10,000	10,000
Canadian Imperial Bank
2.875% due 04/01/2005	783	783
CC USA, Inc.
2.717% due 05/03/2005	4,000	3,975
Citigroup Global Markets, Inc.	25,000	25,000
Credit Suisse First Boston
2.949% due 02/06/2006 (b)	5,000	5,003
2.940% due 02/27/2006 (b)	1,000	1,001
2.942% due 02/27/2006 (b)	4,000	4,003
CS First Boston USA, Inc.
2.589% due 07/08/2005 (b)	1,000	1,000
Davis Square Funding III Corp.
2.718% due 04/28/2005	3,000	2,980
2.840% due 05/09/2005	1,000	995
2.843% due 05/09/2005	10,000	9,953
2.944% due 05/23/2005	10,000	9,951
Harrier Finance Funding LLC
2.800% due 12/15/2005 (b)	1,000	1,000
HBOS Treasury Services PLC
2.900% due 04/01/2005	5,000	5,000
Morgan Stanley
2.935% due 12/06/2005	5,000	5,000
2.840% due 02/03/2006 (b)	3,000	3,000
Natexis Banques Populaires
2.550% due 05/03/2005	4,000	4,000
Northern Rock Plc
2.730% due 02/03/2006 (b)	2,000	2,000
Sedna Finance, Inc.
2.749% due 04/11/2005	3,000	2,990
Sierra Madre Funding Delaware Corp.
2.783% due 05/04/2005	4,000	3,981
Sigma Finance, Inc.
2.810% due 03/06/2006 (b)	3,000	2,999
Skandinaviska Enskilda Banken AB (SEB)
2.820% due 01/20/2006	3,000	3,000
Societe Generale
2.875% due 04/01/2005	2,994	2,994
Treasury Bank N.A.
2.890% due 02/27/2006 (b)	2,000	2,000
2.870% due 03/15/2006 (b)	12,000	12,000

		135,608

Repurchase Agreement 2.7%
State Street Bank
2.400% due 04/01/2005	23,081	23,081
(Dated 03/31/2005. Collateralized by Fannie Mae 2.180% due 01/30/2006 valued at $23,546. Repurchase proceeds are $23,083.)

Total Short-Term Instruments (Cost $158,760)		158,689

Total Investments 116.1% (Cost $866,087)		$987,013

Other Assets and Liabilities (Net) (16.1)%		(137,196)

Net Assets 100.0%		$849,817

Notes to Schedule of Investments (amounts in thousands):

(a) Non-income producing security.

(b) Variable rate security.

(c) Securities purchased with the cash proceeds from securities on loans.

(d) Portion of securities on loan with an aggregate market value of $131,722; cash collateral of $135,502 was received with which the Fund purchased securities.

See accompanying notes

Schedule of Investments

NACM Flex-Cap Value Fund

March 31, 2005 (Unaudited)

	Shares	Value (000s)
COMMON STOCKS 95.5%
Aerospace 1.3%
AAR Corp. (a)	12,600	$171

Capital Goods 9.6%
3M Co. (a)	2,000	171
Dycom Industries, Inc. (a)	6,800	156
Gardner Denver, Inc. (a)	3,500	138
General Electric Co.	18,900	682
Kennametal, Inc.	2,900	138

		1,285

Communications 3.8%
Amdocs Ltd. (a)	5,200	148
SBC Communications, Inc.	5,300	126
Verizon Communications, Inc.	6,800	241

		515

Consumer Discretionary 2.3%
Federated Department Stores, Inc.	2,700	172
W.W. Grainger, Inc.	2,200	137

		309

Consumer Services 9.8%
Barrett Business Services, Inc. (a)	3,800	83
Comcast Corp. ‘A’ (a)	5,400	182
Concorde Career Colleges, Inc. (a)	6,000	102
Dow Jones & Co., Inc.	3,600	135
Liberty Media International, Inc. ‘A’ (a)	3,700	162
Manpower, Inc. (a)	3,200	139
Robert Half International, Inc. (a)	7,500	204
Time Warner, Inc. (a)	10,000	176
Viacom, Inc. ‘B’	3,900	136

		1,319

Consumer Staples 3.1%
Altria Group, Inc.	4,200	275
PepsiCo, Inc.	2,800	149

		424

Energy 10.4%
ChevronTexaco Corp.	4,300	251
ConocoPhillips (a)	1,300	140
Exxon Mobil Corp.	12,200	727
Freescale Semiconductor, Inc. ‘B’ (a)	8,100	140
Weatherford International Ltd. (a)	2,500	145

		1,403

Environmental Services 2.5%
Allied Waste Industries, Inc. (a)(c)	46,000	336

Financial & Business Services 28.1%
Ambac Financial Group, Inc.	2,200	164
American Express Co.	3,200	164
Bank of America Corp.	7,098	313
Bank of New York Co., Inc.	4,600	134
BOK Financial Corp. (a)	4,200	171
Citigroup, Inc.	13,300	598
City National Corp.	1,900	133
DiamondRock Hospitality Co. (a)	9,600	102
ECC Capital Corp. (a)	17,300	104
Fieldstone Investment Corp.	3,800	55
Goldman Sachs Group, Inc.	1,300	143
JER Investment Trust, Inc. (a)	8,300	125
Knight Trading Group, Inc. (a)	14,200	137
Kohlberg Kravis Roberts & Co. (a)	8,300	87
Morgan Stanley Dean Witter & Co.	2,500	143
Peoples Choice Financial Corp. (a)	11,500	115
Procentury Corp. (a)	12,000	126
Provident Senior Living Trust	5,200	84
Radian Group, Inc.	3,400	162
St. Paul Travelers Cos., Inc.	4,700	173
U.S. Bancorp	5,600	161
Washington Mutual, Inc.	4,600	182
Wells Fargo & Co.	3,300	197

		3,773

Healthcare 6.4%
CV Therapeutics, Inc. (a)(c)	7,300	149
Endologix, Inc. (a)	16,000	92
Nektar Therapeutics, Inc. (a)	9,900	138
Pfizer, Inc.	10,600	278
Titan Pharmaceuticals, Inc. (a)	23,800	53
WellPoint, Inc. (a)	1,200	150

		860

Materials & Processing 5.9%
Alcoa, Inc. (a)	6,800	206
Inco Ltd.. (a)	3,500	139
Lyondell Chemical Co. (a)	4,600	128
OM Group, Inc. (a)	4,900	149
Smurfit-Stone Container Corp. (a)	10,700	166

		788

Technology 10.3%
Intel Corp.	8,700	202
International Business Machines Corp.	2,300	210
MatrixOne, Inc. (a)	29,200	139
Microsoft Corp.	8,400	203
Neoware Systems, Inc. (a)	14,100	147
QLogic Corp. (a)	3,600	146
S1 Corp. (a)	19,900	138
Texas Instruments, Inc.	5,900	150
TIBCO Software, Inc. (a)	7,100	53

		1,388

Transportation 1.0%
Genesee & Wyoming, Inc. ‘A’ (a)	5,400	140

Utilities 1.0%
Dominion Resources, Inc. (c)	1,800	134

Total Common Stocks (Cost $12,450)		12,845

EXCHANGE-TRADED FUNDS 5.9%
iShares Russell 1000 Value Index Fund	7,700	507
iShares Russell 3000 Value Index Fund	3,300	282

Total Exchange-Traded Funds (Cost $778)		789

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 8.8%
Collateral Invested for Securities on Loan (b) 4.4%
Canadian Imperial Bank
2.875% due 04/01/2005	$587	587

Repurchase Agreement 4.4%
State Street Bank
(Dated 03/31/2005. Collateralized by Freddie Mac 2.875% due 12/29/2006 valued at $608. Repurchase proceeds are $592.)
2.400% due 04/01/2005	592	592

Total Short-Term Instruments (Cost $1,179)		1,179

Total Investments (d) 110.2% (Cost $14,407)		$14,813

Other Assets and Liabilities (Net) (10.2)%		(1,370)

Net Assets 100.0%		$13,443

Notes to Schedule of Investments (amounts in thousands):

(a) Non-income producing security.

(b) Security purchased with the cash proceeds from securities on loans.

(c) Portion of securities on loan with an aggregate market value of $547; cash collateral of $586 was received with which the Fund purchased securities.

(d) As of March 31, 2005, portfolio securities with an aggregate market value of $55 were valued with reference to securities whose prices are more readily obtainable.

See accompanying notes

Schedule of Investments

NACM Global Fund

March 31, 2005 (Unaudited)

	Shares	Value (000s)
COMMON STOCKS 98.7%
Barbados 0.9%
Nabors Industries Ltd. (a)	1,800	$106

Belgium 0.7%
KBC Bancassurance Holding (a)	993	84

Bermuda 2.4%
Jardine Matheson Holdings	6,000	104
Tyco International Ltd.	5,350	181

		285

China 1.3%
Foxconn International Holdings Ltd. (a)	281,000	152

France 3.8%
JC Decaux S.A. (a)	3,982	109
Pinault-Printemps-Redoute S.A. (a)	932	100
Publicis Groupe (a)	4,018	123
Sanofi-Synthelabo S.A. (a)	1,426	120

		452

Germany 2.6%
BASF AG (a)	1,978	140
HeidelbergCement AG (a)	1,417	89
Hypo Real Estate Holdings AG (a)	2,079	86

		315

Hong Kong 0.8%
Dickson Concepts Ltd.	56,200	100

Hungary 0.7%
BorsodChem Rt. (a)	5,885	80

Indonesia 0.7%
PT Indosat Tbk. (a)	173,000	89

Ireland 1.1%
CRH PLC	5,142	135

Israel 1.0%
Teva Pharmaceutical Industries Ltd. SP - ADR	4,000	124

Japan 8.6%
Ajinomoto Co., Inc.	7,000	85
Fuji Fire & Marine Insurance	35,000	120
Hokuhoku Financial Group, Inc.	36,000	109
Japan Tobacco, Inc.	10	111
JSR Corp.	4,500	89
Mitsubishi Tokyo Financial Group, Inc.	16	138
Mizuho Financial Group, Inc.	24	113
Nippon Electric Glass Co., Ltd.	6,000	86
NTT Urban Development Corp.	18	83
Pioneer Corp.	4,900	88

		1,022

Malaysia 1.6%
Astro All Asia Networks PLC (a)	64,900	88
Commerce Asset-Holding Bhd. (a)	86,200	104

		192

Mexico 1.0%
America Movil S.A. de C.V. SP - ADR	2,200	114

Netherlands 1.5%
Royal Numico NV (a)	4,276	175

Singapore 1.2%
ASE Test Ltd. (a)	11,600	59
StarHub Ltd. (a)	118,000	90

		149

South Korea 2.7%
Kookmin Bank SP - ADR (a)	2,200	98
LG Electronics, Inc.	1,330	89
Samsung Electronics Co., Ltd.	280	138

		325

Switzerland 3.3%
SGS S.A.	206	149
Swiss Life Holding (a)	418	63
UBS AG (a)	2,132	180

		392

Thailand 2.1%
Siam Cement Public Co. (a)	13,200	84
Siam City Bank Public Co., Ltd.	123,200	79
True Corp. PLC (a)	393,800	91

		254

United Kingdom 5.0%
ARM Holdings PLC	76,720	153
Man Group PLC	3,826	99
Morrison (WM) Supermarkets PLC	42,670	158
Royal Bank of Scotland PLC	5,737	183

		593

United States 55.7%
Advance Auto Parts, Inc. (a)	1,700	86
Allscripts Healthcare Solutions, Inc. (a)	8,000	114
American Healthways, Inc. (a)	3,200	106
American International Group, Inc.	2,900	161
Ansys, Inc. (a)	2,200	75
Apple Computer, Inc. (a)	2,200	92
Applied Materials, Inc. (a)	5,600	91
Burlington Resources, Inc.	1,500	75
Carter’s, Inc. (a)	1,900	76
Citrix Systems, Inc. (a)	5,400	129
Coach, Inc. (a)	1,800	102
Comcast Corp. ‘A’ (a)	5,400	182
ConocoPhillips	1,200	129
Dell, Inc. (a)	4,600	177
Dow Chemical Co.	2,400	120
Exxon Mobil Corp.	5,200	310
Federated Department Stores, Inc.	1,700	108
Freescale Semiconductor, Inc. ‘B’ (a)	7,428	128
General Electric Co.	8,900	321
Gilead Sciences, Inc. (a)	5,600	200
Gravity Co., Ltd. (a)	2,900	27
Halliburton Co.	2,100	91
Inamed Corp. (a)	1,200	84
Intel Corp.	5,400	125
ITT Industries, Inc.	2,000	180
Jabil Circuit, Inc. (a)	3,200	91
Kinetic Concepts, Inc. (a)	1,800	107
Lafarge North America, Inc. (a)	1,600	94
May Department Stores Co. (a)	1,300	48
McAfee, Inc. (a)	3,200	72
Microsoft Corp.	10,800	261
Millicom International Cellular S.A. (a)	4,200	85
Morgan Stanley Dean Witter & Co.	2,600	149
News Corp. ‘B’	9,000	158
Nordstrom, Inc.	2,200	122
Orascom Telecom Holding SAE SP - GDR (a)	1,784	63
Orchid Biosciences, Inc. (a)	4,600	54
Oxford Industries, Inc. (a)	2,400	87
Pfizer, Inc. (a)	4,600	121
Praxair, Inc.	3,300	158
QUALCOMM, Inc.	3,500	128
Quiksilver, Inc. (a)	4,900	142
Shire Pharmaceuticals Group PLC SP - ADR	2,900	99
Stericycle, Inc. (a)	2,200	97
Symantec Corp. (a)	5,800	124
Syneron Medical Ltd. (a)	2,700	86
Synthes, Inc.	1,014	113
Texas Instruments, Inc.	6,500	166
TIBCO Software, Inc. (a)	9,200	69
Time Warner, Inc. (a)	5,000	88
Transocean, Inc. (a)	3,100	160
TurboChef Technologies, Inc. (a)	3,266	49
ViaCell, Inc. (a)	5,400	41
Williams Cos., Inc.	5,397	101
Yahoo!, Inc. (a)	2,800	95
Zimmer Holdings, Inc. (a)	1,700	132

		6,649

Total Common Stocks (Cost $11,237)		11,787

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 0.5%
Repurchase Agreement 0.5%
State Street Bank
2.400% due 04/01/2005	$65	65
(Dated 03/31/2005. Collateralized by Fannie Mae 3.000% due 08/15/2007 valued at $68. Repurchase proceeds are $65.)

Total Short-Term Instruments (Cost $65)		65

Total Investments (b) 99.2% (Cost $11,302)		$11,852

Other Assets and Liabilities (Net) 0.8%		90

Net Assets 100.0%		$11,942

Notes to Schedule of Investments (amounts in thousands):

(a) Non-income producing security.

(b) As of March 31, 2005, portfolio securities with an aggregate market value of $4,048 were valued with reference to securities whose prices are more readily obtainable.

See accompanying notes

Schedule of Investments

NACM Growth Fund

March 31, 2005 (Unaudited)

	Shares	Value (000s)
COMMON STOCKS 95.7%
Aerospace 2.7%
Lockheed Martin Corp.	700	$43
Raytheon Co.	1,200	46

		89

Capital Goods 3.2%
Parker Hannifin Corp.	500	30
Rockwell Automation, Inc. (a)	700	40
Textron, Inc.	500	37

		107

Communications 3.4%
AT&T Corp.	2,600	49
BellSouth Corp. (a)	1,100	29
Verizon Communications, Inc.	1,000	35

		113

Consumer Discretionary 10.4%
Abercrombie & Fitch Co. ‘A’	700	40
American Eagle Outfitters, Inc.	1,000	30
Cablevision Systems New York Group ‘A’ (a)	1,000	28
Federated Department Stores, Inc.	500	32
Harman International Industries, Inc.	500	44
Newell Rubbermaid, Inc.	1,500	33
Staples, Inc.	1,000	31
V.F. Corp.	600	35
W.W. Grainger, Inc.	700	44
Wal-Mart Stores, Inc.	600	30

		347

Consumer Services 2.7%
Cendant Corp.	1,800	37
Gemstar-TV Guide International, Inc. (a)	6,400	28
Time Warner, Inc. (a)	1,400	25

		90

Consumer Staples 8.6%
Brown-Forman Corp. ‘B’	800	44
Gillette Co.	1,300	66
Kimberly-Clark Corp.	700	46
Kraft Foods, Inc. ‘A’	600	20
Procter & Gamble Co.	2,100	111

		287

Energy 5.6%
ConocoPhillips	500	54
Diamond Offshore Drilling, Inc.	1,200	60
Grant Prideco, Inc. (a)	1,500	36
Transocean, Inc. (a)	700	36

		186

Financial & Business Services 2.4%
Chubb Corp.	500	40
First Marblehead Corp. (a)	700	40

		80

Healthcare 19.3%
Abbott Laboratories (a)	300	14
Aetna, Inc. (a)	600	45
Alcon, Inc. (a)	600	54
Amgen, Inc. (a)	300	17
Becton Dickinson & Co.	800	47
Covance, Inc. (a)	1,100	52
Humana, Inc. (a)	1,100	35
Invitrogen Corp. (a)	400	28
Johnson & Johnson	1,900	128
Pfizer, Inc.	4,300	113
UnitedHealth Group, Inc.	900	86
WellPoint, Inc. (a)	200	25

		644

Materials & Processing 1.3%
Lyondell Chemical Co. (a)	500	14
PPG Industries, Inc.	400	29

		43

Technology 32.0%
Apple Computer, Inc. (a)	1,100	46
Autodesk, Inc.	1,500	45
CheckFree Corp. (a)	600	24
Cisco Systems, Inc. (a)	3,800	68
Dell, Inc. (a)	2,500	96
eBay, Inc. (a)	1,300	48
Electronic Data Systems Corp.	1,200	25
EMC Corp. (a)	4,100	51
Emerson Electric Co.	700	45
Intel Corp.	4,000	93
International Business Machines Corp.	1,200	110
Intuit, Inc. (a)	900	39
Microsoft Corp.	3,800	92
Network Appliance, Inc. (a)	1,000	28
PerkinElmer, Inc.	1,900	39
QUALCOMM, Inc.	1,700	62
Solectron Corp. (a)	5,500	19
Sun Microsystems, Inc. (a)	4,200	17
Symantec Corp. (a)	1,700	36
Thermo Electron Corp. (a)	400	10
VeriSign, Inc. (a)	1,300	37
Yahoo!, Inc. (a)	1,100	37

		1,067

Transportation 4.1%
Burlington Northern Santa Fe Corp.	800	43
CNF, Inc.	1,000	47
Norfolk Southern Corp.	1,300	48

		138

Total Common Stocks (Cost $3,125)		3,191

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 2.1%
Repurchase Agreement 2.1%
State Street Bank
2.400% due 04/01/2005	$70	70
(Dated 03/31/2005. Collateralized by Fannie Mae 3.000% due 08/15/2007 valued at $73. Repurchase proceeds are $70.)

Total Short-Term Instruments (Cost $70)		70

Total Investments 97.8% (Cost $3,195)		$3,261

Other Assets and Liabilities (Net) 2.2%		74

Net Assets 100.0%		$3,335

Notes to Schedule of Investments:

(a) Non-income producing security.

See accompanying notes

Schedule of Investments

NACM International Fund

March 31, 2005 (Unaudited)

	Shares	Value (000s)
COMMON STOCKS 96.3%
Australia 2.6%
BHP Billiton Ltd.	56,700	$790
BlueScope Steel Ltd.	5,400	36
Suncorp-Metway Ltd.	46,400	696

		1,522

Austria 0.2%
Voestalpine AG (a)	1,700	131

Belgium 3.3%
Compagnie Maritime Belge S.A.	3,769	144
Fortis, Inc. (a)	25,200	718
KBC Groupe S.A. (a)	12,800	1,079

		1,941

Bermuda 0.2%
Jardine Matheson Holdings	7,600	132

China 0.2%
Hopewell Holdings Ltd. (a)	62,000	146

Finland 0.9%
Nokia Corp. (a)	28,744	443
Perlos Oyj	6,700	75

		518

France 10.3%
Axa S.A. (a)	6,400	171
Bull S.A. (a)	154,700	136
Compagnie Generale des Etablissements Michelin ‘B’ (a)	1,500	99
Eiffage S.A. (a)	3,100	358
France Telecom S.A. (a)	8,400	251
PSA Peugeot Citroen (a)	3,500	222
Renault S.A. (a)	8,537	763
Sanofi-Synthelabo S.A.	7,100	600
Societe Generale S.A. (a)	7,011	729
TotalFinaElf S.A.	5,951	1,393
Vallourec S.A. (a)	600	127
Vinci S.A.	8,300	1,197

		6,046

Germany 6.3%
Celesio AG (a)	7,900	646
Deutsche Bank AG (a)	2,200	190
Deutsche Telekom AG (a)	9,300	186
Hannover Rueckversicherung AG (a)	18,000	711
Hypo Real Estate Holdings AG (a)	10,200	424
Rheinmetall AG (a)	2,500	133
RWE AG ‘A’ (a)	21,100	1,276
Salzgitter AG (a)	7,000	149

		3,715

Greece 2.5%
National Bank of Greece S.A. (a)	23,200	786
OPAP S.A. (a)	24,000	700

		1,486

Hong Kong 3.2%
Cathay Pacific Airways Ltd.	158,000	297
CNOOC Ltd. (a)	1,008,000	549
Hang Lung Properties Ltd.	1,000	1
Orient Overseas International Ltd. (a)	50,000	239
Shangri-La Asia Ltd. (a)	40,000	58
Sino Land Co., Ltd.	115,000	105
Swire Pacific Ltd. ‘A’ (a)	78,000	616

		1,865

Ireland 0.1%
Fyffes PLC (a)	26,900	78

Italy 2.1%
Banca Intesa SpA (a)	128,000	650
Banca Popolare di Lodi S.r.c.l. (a)	52,600	590

		1,240

Japan 25.7%
Asahi Glass Co., Ltd. (a)	21,000	221
Bridgestone Corp.	6,000	110
Canon, Inc.	22,200	1,186
Daido Steel Co., Ltd.	51,000	194
Daihatsu Motor Co.	10,000	77
Dainippon Pharmaceutical Co.	22,000	213
Eisai Co. Ltd.	6,800	230
Hitachi Metals Ltd.	34,000	214
Honda Motor Co., Ltd.	27,800	1,388
Isuzu Motors Ltd. (a)	100,000	264
JFE Holdings, Inc.	30,700	854
Joyo Bank Ltd.	43,000	231
Kawasaki Kisen Kaisha Ltd.	65,000	447
Kitz Corp.	26,000	139
Makita Corp.	14,000	255
Mitsubishi Corp.	62,000	802
Mitsui OSK Lines Ltd.	96,000	615
Mitsui Trust Holdings, Inc.	19,000	188
Mizuho Financial Group, Inc.	17	80
Nippon Electric Glass Co., Ltd.	38,000	545
Nippon Oil Corp.	51,000	362
Nippon Steel Corp.	343,000	864
Nippon Suisan Kaisha Ltd.	31,000	105
Nippon Yusen Kabushiki Kaisha	76,000	457
Nisshin Steel Co., Ltd.	30,000	78
Orix Corp.	4,700	599
Sankyo Co.	6,700	141
Sankyo Co.	16,700	807
Sanyo Shinpan Finance Co.	2,600	176
Sumitomo Metal Industries Ltd.	564,000	1,012
Takeda Chemical Industries	15,532	738
The Kansai Electric Power Co.	16,800	337
Tokuyama Corp.	45,000	323
Toyota Motor Credit Corp.	15,725	583
Trend Micro, Inc. (a)	3,500	149
Yamaha Motor Co., Ltd. (a)	10,000	171

		15,155

Luxembourg 0.7%
Arcelor S.A. (a)	16,800	384

Netherlands 1.1%
Fortis (a)	18,200	520
ING Groep NV (a)	4,800	145

		665

New Zealand 0.2%
Fltecher Building Ltd.	26,700	126

Norway 0.5%
Statoil ASA (a)	5,500	94
Tandberg Television ASA (a)	15,000	188

		282

Singapore 0.3%
StarHub Ltd. (a)	256,000	196

Spain 3.1%
Banco Bilbao Vizcaya Argentaria S.A.	60,000	976
Banco Santander Central Hispano S.A.	3,751	46
Repsol YPF S.A.	3,500	93
Telefonica S.A.	42,000	729

		1,844

Sweden 4.9%
NCC AB ‘B’ (a)	16,600	274
SSAB Svenskt Stal AB ‘A’ (a)	11,400	283
Telefonaktiebolaget LM Ericsson ‘B’ (a)	101,200	285
TeliaSonera AB (a)	216,000	1,288
Volvo AB ‘B’ (a)	16,700	741

		2,871

Switzerland 8.6%
Credit Suisse Group (a)	36,500	1,561
Nestle S.A. (a)	572	157
Novartis AG	10,900	509
Sulzer AG (a)	461	199
Swiss Reinsurance Co. (a)	2,500	179
Syngenta AG (a)	5,900	618
UBS AG (a)	18,143	1,533
Zurich Financial Services Group (a)	1,700	299

		5,055

United Kingdom 19.3%
AstraZeneca PLC	3,119	123
Aviva PLC	6,340	76
Barclays Bank PLC	12,505	128
BHP Billiton PLC	80,800	1,086
BP PLC	34,001	353
BT Group PLC (a)	25,500	99
Charter PLC (a)	25,100	128
Enterprise Inns PLC	62,700	914
GlaxoSmithKline PLC	6,826	157
HBOS Treasury Services PLC	65,588	1,022
Henderson Group PLC (a)	487,000	557
Inchcape PLC (a)	5,100	191
Morrison (WM) Supermarkets PLC (a)	12,600	47
Next PLC	41,200	1,238
O2 PLC (a)	204,000	460
Persimmon PLC	10,900	156
Rolls-Royce Group PLC	103,400	476
Rolls-Royce Group PLC ‘B’ (a)	4,740,000	9
Royal Bank of Scotland PLC	19,800	630
SABMiller PLC (a)	67,200	1,052
Scottish & Southern Energy PLC	5,900	98
Tesco PLC	17,400	104
Vodafone Group PLC	806,141	2,141
Xstrata PLC	8,400	160

		11,405

Total Common Stocks (Cost $54,622)		56,803

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 5.8%
Repurchase Agreement 5.8%
State Street Bank
2.400% due 04/01/2005	$3,413	3,413
(Dated 03/31/2005. Collateralized by Fannie Mae 2.625% due 11/15/2006 valued at $3,483. Repurchase proceeds are $3,413.)

Total Short-Term Instruments (Cost $3,413)		3,413

Total Investments (b) 102.1% (Cost $58,035)		$60,216

Other Assets and Liabilities (Net) (2.1)%		(1,239)

Net Assets 100.0%		$58,977

Notes to Schedule of Investments (amounts in thousands):

(a) Non-income producing security.

(b) As of March 31, 2005, portfolio securities with an aggregate market value of $53,892 were valued with reference to securities whose prices are more readily obtainable.

See accompanying notes

Schedule of Investments

NACM Pacific Rim Fund

March 31, 2005 (Unaudited)

	Shares	Value (000s)
COMMON STOCKS 97.9%
Australia 7.1%
AMP Bank Ltd.	127,039	$694
BHP Billiton Ltd.	114,687	1,599
Foster’s Group Ltd.	81,759	324
Macquarie Infrastructure Group	237,185	660
Rio Tinto Ltd.	11,280	393
Westpac Capital Corp.	37,878	557

		4,227

China 3.1%
Foxconn International Holdings Ltd. (a)	1,137,000	616
Jiangsu Expressway Co., Ltd. (a)	1,332,000	609
Sa Sa International Holdings Ltd.	1,274,000	612

		1,837

Hong Kong 7.3%
Dickson Concepts Ltd.	500,300	890
GOME Electrical Appliances Holdings Ltd. (a)	614,000	659
Henderson Land Development Co., Ltd.	102,000	453
Hong Kong Exchange & Clearing Ltd.	226,000	584
New World Development	527,000	515
Shangri-La Asia Ltd.	397,150	575
Sino Land Co., Ltd.	667,949	611

		4,287

India 0.9%
Satyam Computer Services Ltd. SP - ADR (e)	22,000	514

Indonesia 2.0%
PT Bank Rakyat Indonesia Tbk.	1,729,000	520
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk.	1,448,000	266
PT Telekomunikasi Indonesia Tbk. ‘B’	849,000	402

		1,188

Japan 43.4%
Ajinomoto Co., Inc.	46,000	560
Asahi Glass Co., Ltd.	85,000	893
Canon, Inc.	14,300	764
Circle K Sunkus Co., Ltd.	32,600	747
Fuji Photo Film Co.	23,300	849
Funai Electric Co., Ltd.	7,300	897
Hokuhoku Financial Group, Inc.	312,000	943
Kinden Corp.	115,000	899
Komeri Co., Ltd.	31,000	818
Leopalace21 Corp.	34,800	572
Marubeni Corp.	304,000	973
Mitsubishi Tokyo Financial Group, Inc.	175	1,507
Mizuho Financial Group, Inc.	352	1,658
Nippon Electric Glass Co., Ltd.	62,000	890
Nissan Motor Co., Ltd.	105,100	1,074
NTT Urban Development Corp.	187	863
Pioneer Corp.	45,900	823
Rohm Co.	9,100	876
Sega Sammy Holdings, Inc.	14,000	849
Sumitomo Mitsui Financial Group, Inc.	242	1,633
Sumitomo Trust & Banking Co.	167,000	1,085
T & D Holdings, Inc.	11,950	606
THK Co., Ltd.	28,300	570
Tokyo Gas Co., Ltd.	206,000	829
Toppan Printing Co., Ltd.	81,000	885
Toyota Motor Credit Corp.	29,000	1,075
UFJ Holdings, Inc. (a)	286	1,498

		25,636

Malaysia 3.6%
AMMB Holdings Bhd.	846,792	533
Astro All Asia Networks PLC (a)	412,800	559
Tenaga Nasional Bhd.	382,900	1,028

		2,120

Netherlands 1.2%
LMA International NV (a)	1,300,000	709

Philippines 1.9%
Ayala Corp.	3,480,400	483
SM Investments Corp. (a)	152,810	636

		1,119

Singapore 2.9%
City Developments Ltd. Warrants Exp. 05/10/2006 (a)(d)	8,000	19
Singapore Exchange Ltd.	769,000	977
Singapore Telecommunications (a)	450,000	703

		1,699

South Korea 10.6%
Cheil Industries, Inc. (a)	35,180	570
Daishin Securities Co. (a)	48,520	698
Hynix Semiconductor, Inc. (a)	45,220	578
Hyundai Engineering & Construction Co., Ltd. (a)	33,430	577
Hyundai Motor Co., Ltd.	10,400	562
Kia Motors Corp.	45,940	632
LG Chemical Ltd. (a)	22,220	895
Samsung Electronics Co., Ltd.	1,110	547
Shinhan Financial Group Co., Ltd.	21,980	588
Ssangyong Motor Co. (a)	87,870	630

		6,277

Taiwan 10.1%
Asustek Computer, Inc. SP - GDR	209,515	572
AU Optronics Corp. SP - ADR (a)	39,400	578
Cathay Financial Holding Co.	250,000	474
E. Sun Financial Holding Co., Ltd. (a)	737,000	599
Eva Airways Corp. (a)	914,853	427
Optimax Technology Corp. (a)	244,000	681
Siliconware Precision Industries Co. SP - ADR (e)	220,400	928
Taiwan Cement Corp. (a)	905,000	525
Taiwan Fertilizer Co., Ltd. (a)	530,000	635
United Microelectronics Corp. SP - ADR (a)(e)	162,094	546

		5,965

Thailand 3.8%
Bangkok Bank Public Co., Ltd. (a)	189,600	542
Italian-Thai Development Public Co., Ltd. (a)	911,200	240
Siam Cement Public Co. (a)	84,500	539
Siam City Bank Public Co., Ltd.	827,400	528
True Corp. PLC (a)	1,849,400	425

		2,274

Total Common Stocks (Cost $52,812)		57,852

CONVERTIBLE PREFERRED STOCK 0.0%
Singapore 0.0%
City Developments Ltd.
0.000% due 12/31/2049 (b)	32,000	24

Total Preferred Stock (Cost $19)		24

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 4.8%
Collateral Invested for Securities on Loan (c) 3.7%
Canadian Imperial Bank
2.875% due 04/01/2005	$1,009	1,009
HBOS Treasury Services PLC
2.900% due 04/01/2005	1,000	1,000
Societe Generale
2.875% due 04/01/2005	158	158

		2,167

Repurchase Agreement 1.1%
State Street Bank
2.400% due 04/01/2005	655	655
(Dated 03/31/2005. Collateralized by Freddie Mac 2.325% due 04/14/2006 valued at $672. Repurchase proceeds are $655.)

Total Short-Term Instruments (Cost $2,822)		2,822

Total Investments (f) 102.7% (Cost $55,653)		$60,698

Other Assets and Liabilities (Net) (2.7)%		(1,601)

Net Assets 100.0%		$59,097

Notes to Schedule of Investments (amounts in thousands):

(a) Non-income producing security.

(b) Variable rate security.

(c) Security purchased with the cash proceeds from securities on loans.

(d) The Warrants entitle the Fund to purchase 1 share of City Developments for every warrant held at Singapore Dollar 2.500 until May 10, 2006.

(e) Portion of securities on loan with an aggregate market value of $1,963; cash collateral of $2,163 was received with which the Fund purchased securities.

(f) As of March 31, 2005, portfolio securities with an aggregate market value of $49,638 were valued with reference to securities whose prices are more readily obtainable.

See accompanying notes

Schedule of Investments

NFJ Dividend Value Fund

March 31, 2005 (Unaudited)

	Shares	Value (000s)
COMMON STOCKS 90.7%
Capital Goods 1.8%
Stanley Works (d)	236,000	$10,684

Communications 5.4%
Alltel Corp. (d)	196,000	10,751
AT&T Corp. (d)	574,000	10,762
Verizon Communications, Inc.	302,000	10,721

		32,234

Consumer Discretionary 14.1%
General Motors Corp. (d)	605,000	17,781
Limited Brands, Inc. (d)	452,000	10,984
May Department Stores Co. (d)	600,000	22,212
V.F. Corp.	193,700	11,455
Whirlpool Corp. (d)	321,000	21,741

		84,173

Consumer Services 1.8%
Deluxe Corp. (d)	274,000	10,922

Consumer Staples 9.1%
Albertson’s, Inc. (d)	527,000	10,883
Altria Group, Inc.	164,000	10,724
ConAgra Foods, Inc. (d)	404,000	10,916
Kimberly-Clark Corp.	164,000	10,780
Reynolds American, Inc. (d)	134,000	10,799

		54,102

Energy 13.0%
ChevronTexaco Corp.	187,000	10,904
ConocoPhillips	101,002	10,892
Kerr-McGee Corp.	150,000	11,749
Marathon Oil Corp.	235,000	11,026
Occidental Petroleum Corp.	158,000	11,245
PetroChina Co., Ltd. SP - ADR (a)(d)	174,000	11,000
Petroleo Brasileiro S.A. SP - ADR (a)(d)	252,400	11,151

		77,967

Financial & Business Services 25.4%
Bank of America Corp.	244,000	10,760
Boston Properties, Inc.	182,000	10,962
Duke Realty Corp. (d)	355,000	10,597
J.P. Morgan Chase & Co.	309,000	10,691
Jefferson-Pilot Corp.	220,000	10,791
Key Corp. (d)	675,000	21,904
Lincoln National Corp.	240,000	10,834
Morgan Stanley Dean Witter & Co.	197,000	11,278
Regions Financial Corp. (d)	660,000	21,384
St. Paul Travelers Cos., Inc.	293,000	10,762
Washington Mutual, Inc. (d)	546,000	21,567

		151,530

Healthcare 7.2%
GlaxoSmithKline PLC SP - ADR (d)	231,000	10,608
Merck & Co., Inc.	666,000	21,558
Pfizer, Inc.	409,000	10,744

		42,910

Materials & Processing 3.7%
Dow Chemical Co.	218,000	10,867
Freeport-McMoran Copper & Gold, Inc. ‘B’ (d)	283,000	11,210

		22,077

Technology 2.0%
Hewlett-Packard Co. (d)	534,000	11,716

Utilities 7.2%
DTE Energy Co. (d)	236,000	10,733
KeySpan Corp. (d)	275,000	10,717
Progress Energy, Inc. (d)	258,000	10,823
Sempra Energy (d)	273,000	10,876

		43,149

Total Common Stocks (Cost $499,809)		541,464

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 34.0%
Collateral Invested for Securities on Loan (b) 24.9%
Allianz Dresdner Daily Asset Fund	$5,000	5,000
Canadian Imperial Bank
2.874% due 04/01/2005	76	76
CC USA, Inc.
2.717% due 05/03/2005	5,000	4,969
Credit Suisse First Boston
2.949% due 02/06/2006 (c)	15,000	15,010
2.940% due 02/27/2006 (c)	1,000	1,001
2.942% due 02/27/2006 (c)	6,000	6,004
CS First Boston USA, Inc.
2.589% due 07/08/2005 (c)	1,000	1,000
Davis Square Funding III Corp.
2.718% due 04/28/2005	5,000	4,968
2.843% due 05/09/2005	7,000	6,967
2.944% due 05/23/2005	10,000	9,951
Fannie Mae
2.770% due 06/03/2005 (c)	5,000	5,001
Harrier Finance Funding LLC
2.800% due 12/15/2005 (c)	4,000	4,000
HBOS Treasury Services PLC
2.900% due 04/01/2005	12,000	12,000
ING Belgium S.A.
2.875% due 04/01/2005	3,000	3,000
Morgan Stanley
2.935% due 12/06/2005	5,000	5,000
2.840% due 02/03/2006 (c)	2,000	2,000
Natexis Banques Populaires
2.550% due 05/03/2005	14,000	14,000
2.748% due 06/09/2005 (c)	2,000	1,999
Northern Rock Plc
2.730% due 02/03/2006 (c)	2,000	2,000
Sedna Finance, Inc.
2.749% due 04/11/2005	4,000	3,986
Sierra Madre Funding Delaware Corp.
2.784% due 05/04/2005	2,000	1,990
Sigma Finance, Inc.
2.788% due 02/15/2006 (c)	5,000	4,999
2.810% due 03/06/2006 (b)(c)	10,000	9,998
Skandinaviska Enskilda Banken AB (SEB)
2.820% due 01/20/2006	3,000	3,000
Societe Generale
2.875% due 04/01/2005	9,028	9,028
Treasury Bank N.A.
2.890% due 02/27/2006 (b)(c)	8,000	8,000
2.870% due 03/15/2006 (b)(c)	4,000	4,000

		148,947

Repurchase Agreement 9.1%
State Street Bank
2.400% due 04/01/2005	54,475	54,475
(Dated 03/31/2005. Collateralized by Federal Farm Credit Bank 2.500% due 03/15/2006 valued at $55,566. Repurchase proceeds are $54,479.)

Total Short-Term Instruments (Cost $203,494)		203,422

Total Investments 124.7% (Cost $703,303)		$744,886

Other Assets and Liabilities (Net) (24.7)%		(147,782)

Net Assets 100.0%		$597,104

Notes to Schedule of Investments (amounts in thousands):

(a) Non-income producing security.

(b) Securities purchased with the cash proceeds from securities on loans.

(c) Variable rate security.

(d) Portion of securities on loan with an aggregate market value if $143,813; cash collateral of $148,905 was received with which the Fund purchased securities.

See accompanying notes

Schedule of Investments

NFJ International Value Fund

March 31, 2005 (Unaudited)

	Shares	Value (000s)
COMMON STOCKS 98.1%
Bahamas 2.8%
Teekay Shipping Corp. (a)(c)	1,500	$67

Belgium 2.0%
Delhaize Group SP - ADR (a)	700	48

Bermuda 5.5%
Frontline Ltd. (c)	1,500	74
RenaissanceRe Holdings Ltd.	1,200	56
Ship Finance International Ltd.	50	1

		131

Brazil 9.7%
Companhia de Saneamento Basico do Estado de Sao Paulo SP - ADR (a)	4,000	49
Companhia Vale do Rio Doce SP - ADR	2,300	73
Empresa Brasileira de Aeronautica S.A. SP - ADR	1,400	44
Votorantim Celulose e Papel S.A. SP - ADR	5,100	66

		232

Canada 11.0%
Canadian Natural Resources Ltd.	900	51
Canadian Pacific Railway Ltd.	1,400	50
Magna International, Inc. ‘A’	600	40
Methanex Corp.	2,700	53
Quebecor World, Inc. (a)	1,100	26
TransCanada Corp.	1,800	44

		264

Chile 1.0%
Lan Airlines S.A. SP - ADR	700	25

China 5.6%
Aluminum Corp. of China Ltd. SP - ADR	400	23
Sinopec Shanghai Petrochemical Co., Ltd. SP - ADR (a)	1,700	69
Yanzhou Coal Mining Co., Ltd. SP - ADR	600	41

		133

Greece 1.9%
TIM Hellas Telecommunications S.A. SP - ADR (a)	2,200	46

Ireland 2.8%
Ireland Bank SP - ADR	700	44
Rank Group Plc SP - ADR (a)	2,300	25

		69
Italy 1.8%
Natuzzi SpA SP - ADR	4,200	44

Japan 2.5%
Mitsui & Co. Ltd. SP - ADR	200	37
Nissan Motor Co., Ltd. SP - ADR	1,100	23

		60
Mexico 7.0%
Cemex S.A. de C.V. SP - ADR (a)	2,321	84
Grupo Elektra S.A. de C.V. SP - ADR (a)	1,300	42
Telefonos de Mexico S.A. de CV SP - ADR	1,200	41

		167

Netherlands 8.7%
ABN AMRO Holding NV SP - ADR	3,500	87
CNH Global N.V. (a)	1,300	24
ING Groep NV SP - ADR	3,200	97

		208

Norway 3.1%
Norsk Hydro ASA SP - ADR (a)	900	75

Peru 1.0%
Compania de Minas Buenaventura S.A.u. SP - ADR	1,100	25

Russia 3.1%
A.O. Tatneft SP - ADR	2,300	74

South Africa 2.1%
Sasol Ltd. SP - ADR	2,100	50

South Korea 10.9%
Korea Electric Power Corp. SP - ADR	6,800	91
KT Corp. SP - ADR	3,300	70
POSCO Co. SP - ADR	2,000	99

		260

Sweden 2.0%
Aktiebolaget Electrolux SP - ADR (a)	1,000	47

United Kingdom 13.6%
British American Tobacco PLC SP - ADR	1,500	53
Cadbury Schweppes PLC SP - ADR (a)	1,300	53
GlaxoSmithKline PLC SP - ADR	1,000	46
Imperial Chemical Industries PLC SP - ADR	2,500	51
Unilever PLC SP - ADR	1,200	48
United Utilities PLC SP - ADR	3,100	75

		326

		137

Total Common Stocks (Cost $1,803)		2,351

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 5.6%
Collateral Invested for Securities on Loan (b) 4.2%
Canadian Imperial Bank
2.876% due 04/01/2005	$100	100
ING Belgium S.A.
2.871% due 04/01/2005	41	41

Repurchase Agreement 1.4%		141
State Street Bank
2.400% due 04/01/2005	35	35
(Dated 03/31/2005. Collateralized by Fannie Mae 3.000% due 08/15/2007 valued at $39. Repurchase proceeds are $35.)

Total Short-Term Instruments (Cost $176)		176

Total Investments 105.4% (Cost $1,979)		$2,527

Other Assets and Liabilities (Net) (5.4)%		(130)

Net Assets 100.0%		$2,397

Notes to Schedule of Investments (amounts in thousands):

(a) Non-income producing security.

(b) Securities purchased with the cash proceeds from securities on loans.

(c) Portion of securities on loan with an aggregate market value if $136; cash collateral of $141 was received with which the Fund purchased securities.

See accompanying notes

Schedule of Investments

NFJ Large-Cap Value Fund

March 31, 2005 (Unaudited)

	Shares	Value (000s)
COMMON STOCKS 91.8%
Aerospace 0.9%
General Dynamics Corp.	3,200	$343

Capital Goods 3.7%
Deere & Co.	10,000	671
Johnson Controls, Inc.	11,900	664

		1,335

Communications 3.7%
AT&T Corp.	53,800	1,009
Verizon Communications, Inc.	9,500	337

		1,346

Consumer Discretionary 7.8%
General Motors Corp. (b)	27,600	811
Limited Brands, Inc.	41,800	1,016
McDonald’s Corp.	10,700	333
Paccar, Inc.	9,000	652

		2,812

Consumer Services 1.8%
Cendant Corp.	31,700	651

Consumer Staples 10.1%
Altria Group, Inc.	15,400	1,007
Archer-Daniels-Midland Co.	26,700	656
Coca-Cola Enterprises, Inc.	16,300	334
ConAgra Foods, Inc.	24,800	670
Fortune Brands, Inc.	4,100	331
Kimberly-Clark Corp.	10,200	670

		3,668

Energy 11.1%
Apache Corp.	16,200	992
ConocoPhillips	12,300	1,326
Occidental Petroleum Corp.	9,200	655
Valero Energy Corp.	14,000	1,026

		3,999

Financial & Business Services 31.3%
Allstate Corp.	24,900	1,346
Citigroup, Inc.	22,400	1,007
Countrywide Financial Corp.	30,900	1,003
Equity Office Properties Trust	32,400	976
Fannie Mae	6,100	332
J.P. Morgan Chase & Co.	28,900	1,000
Key Corp.	30,700	996
Lehman Brothers Holdings, Inc.	7,100	669
Marsh & McLennan Cos., Inc.	11,100	338
MetLife, Inc.	25,800	1,009
Simon Property Group, Inc.	10,800	654
St. Paul Travelers Cos., Inc.	27,000	992
Washington Mutual, Inc.	25,100	991

		11,313

Healthcare 5.5%
Merck & Co., Inc.	20,700	670
Pfizer, Inc.	25,100	659
WellPoint, Inc. (a)	5,300	664

		1,993

Materials & Processing 9.2%
Alcoa, Inc.	22,200	675
Dow Chemical Co.	20,000	997
Masco Corp.	19,000	659
PPG Industries, Inc.	4,700	336
Weyerhaeuser Co.	9,800	671

		3,338

Technology 2.9%
Hewlett-Packard Co.	32,900	722
Xerox Corp. (a)	22,000	333

		1,055

Transportation 1.9%
Burlington Northern Santa Fe Corp.	12,500	674

Utilities 1.9%
Exelon Corp.	14,600	670

Total Common Stocks (Cost $31,596)		33,197

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 7.7%
Repurchase Agreement 7.7%
State Street Bank
2.400% due 04/01/2005	$2,770	2,770
(Dated 03/31/2005. Collateralized by Freddie Mac 2.325% due 04/14/2006 valued at $2,829. Repurchase proceeds are $2,770.)

Total Short-Term Instruments (Cost $2,770)		2,770

Total Investments 99.5% (Cost $34,366)		$35,967

Other Assets and Liabilities (Net) 0.5%		180

Net Assets 100.0%		$36,147

Notes to Schedule of Investments (amounts in thousands):

(a) Non-income producing security.

See accompanying notes

Schedule of Investments

NFJ Small-Cap Value Fund

March 31, 2005 (Unaudited)

	Shares	Value (000s)
COMMON STOCKS 95.9%
Aerospace 1.2%
Curtiss-Wright Corp.	540,000	$30,780
Kaman Corp. ‘A’	735,000	9,151

		39,931

Building 1.8%
M.D.C. Holdings, Inc.	450,000	31,342
M/I Schottenstein Homes, Inc. (d)	590,000	28,869

		60,211

Capital Goods 9.7%
Acuity Brands, Inc.	1,050,000	28,350
Albany International Corp. ‘A’	925,000	28,564
ArvinMeritor, Inc.	1,800,000	27,846
Barnes Group, Inc.	749,000	20,350
Chicago Bridge & Iron Co. N.V.	445,000	19,593
Crane Co.	1,030,000	29,654
Harsco Corp.	552,000	32,905
Lancaster Colony Corp.	590,000	25,104
Lincoln Electric Holdings, Inc.	775,000	23,312
Regal-Beloit Corp.	754,000	21,708
Sturm, Ruger & Co., Inc.	748,600	5,188
Tecumseh Products Co. ‘A’	581,000	23,013
Teleflex, Inc.	600,000	30,708

		316,295

Consumer Discretionary 12.1%
Bob Evans Farms, Inc.	1,110,000	26,029
Borders Group, Inc.	1,187,000	31,598
Brown Shoe Co., Inc.	780,000	26,731
Burlington Coat Factory Warehouse Corp.	784,000	22,501
Casey’s General Stores, Inc.	1,170,000	21,025
Cato Corp. ‘A’	1,026,000	33,089
Claire’s Stores, Inc.	1,330,000	30,643
Handleman Co.	1,117,000	21,178
Kellwood Co.	810,000	23,320
Landry’s Restaurants, Inc. (d)	1,065,000	30,800
Libbey, Inc.	571,000	11,991
Maytag Corp. (d)	1,410,000	19,698
Owens & Minor, Inc.	1,000,000	27,150
Russell Corp.	1,240,000	22,419
United Auto Group, Inc.	1,035,000	28,804
World Fuel Services Corp.	650,000	20,475

		397,451

Consumer Services 2.5%
Banta Corp.	675,000	28,890
Intrawest Corp. (d)	1,490,000	28,504
Landauer, Inc.	320,000	15,213
McGrath Rentcorp	385,000	9,001

		81,608

Consumer Staples 7.3%
Chiquita Brands International, Inc.	331,900	8,888
Corn Products International, Inc.	1,080,000	28,069
Fresh Del Monte Produce, Inc. (d)	990,000	30,215
John H. Harland Co.	820,000	28,175
Loews Corp. - Carolina Group	1,025,000	33,928
Molson Co.ors Brewing Co. ‘B’ (d)	405,000	31,254
PepsiAmericas, Inc.	1,100,000	24,926
Ruddick Corp.	1,135,000	26,275
Universal Corp.	615,000	28,149

		239,879

Energy 13.7%
Arch Coal, Inc. (d)	834,000	35,870
Berry Petroleum Co. ‘A’	540,000	27,783
Buckeye Partners LP (a)(d)	461,200	21,049
Cabot Oil & Gas Corp.	675,000	37,226
Frontier Oil Corp. (d)	810,000	29,371
Holly Corp. (d)	480,000	17,890
Magellan Midstream Partners LP (d)	480,000	29,304
Massey Energy Co. (d)	900,000	36,036
National Fuel Gas Co.	1,010,000	28,876
Range Resources Corp. (d)	1,590,000	37,142
St. Mary Land & Exploration Co. (d)	730,000	36,537
Tidewater, Inc. (d)	840,000	32,642
Vintage Petroleum, Inc.	1,437,200	45,214
Western Gas Resources, Inc. (d)	1,012,000	34,863

		449,803

Financial & Business Services 18.1%
American Financial Group, Inc.	915,000	28,182
AmerUs Group Co. (d)	632,000	29,862
Annaly Mortgage Management, Inc. (d)	1,500,000	28,140
BancorpSouth, Inc.	845,000	17,441
CBL & Associates Properties, Inc.	410,000	29,319
Commercial Federal Corp.	1,040,000	28,756
Delphi Financial Group, Inc. ‘A’	700,000	30,100
Equity One, Inc.	1,370,000	28,208
First Industrial Realty Trust, Inc.	750,000	28,373
Fremont General Corp. (d)	1,295,000	28,477
Healthcare Realty Trust, Inc.	808,000	29,444
Hilb Rogal & Hobbs Co. (d)	848,000	30,358
HRPT Properties Trust	2,300,000	27,393
Hudson United Bancorp.	810,000	28,553
LandAmerica Financial Group, Inc.	590,000	29,518
Nationwide Health Properties, Inc. (d)	1,420,000	28,698
New Plan Excel Realty Trust, Inc. (d)	1,075,000	26,993
Old National Bancorp	724,500	14,707
Provident Bankshares Corp. (a)	891,500	29,384
Shurgard Storage Centers, Inc. ‘A’ (d)	700,000	28,686
Susquehanna Bancshares, Inc. (d)	675,000	16,457
Washington Federal, Inc.	1,100,000	25,641

		592,690

Healthcare 2.6%
Arrow International, Inc.	640,000	21,984
Invacare Corp.	638,000	28,474
Perrigo Co. (d)	1,831,300	35,069

		85,527

Materials & Processing 11.6%
Agnico-Eagle Mines Ltd. (d)	2,285,000	33,247
Goldcorp, Inc. (d)	2,158,000	30,665
Lennox International, Inc. (d)	1,447,000	31,718
Lubrizol Corp.	800,000	32,512
Methanex Corp.	1,820,000	35,363
Mueller Industries, Inc.	1,015,000	28,572
Potlatch Corp.	600,000	28,242
Quanex Corp. (d)	545,600	29,091
Rock-Tenn Co. ‘A’	938,000	12,475
RPM International, Inc. (d)	1,580,000	28,882
Sensient Technologies Corp. (d)	1,310,000	28,244
Universal Forest Products, Inc.	602,500	23,407
Valmont Industries, Inc.	109,900	2,453
York International Corp.	848,000	33,225

		378,096

Technology 0.5%
Cubic Corp. (a)	55,000	1,042
Methode Electronics, Inc.	1,196,300	14,487

		15,529

Transportation 6.0%
Arkansas Best Corp. (d)	750,000	28,335
Frontline Ltd. (d)	660,000	32,340
GATX Corp.	950,000	31,531
Ship Finance International Ltd.	29,600	601
Skywest, Inc.	1,730,000	32,161
Teekay Shipping Corp. (d)	700,000	31,465
USF Corp. (d)	815,000	39,332

		195,765

Utilities 8.8%
Atmos Energy Corp.	1,040,000	28,080
Cleco Corp. (a)	1,350,000	28,755
Duquesne Light Holdings, Inc. (d)	1,610,000	28,851
Energen Corp.	513,000	34,166
Northwest Natural Gas Co.	620,000	22,425
Peoples Energy Corp. (d)	680,000	28,506
Southwest Gas Corp. (a)	43,600	1,053
UGI Corp.	720,000	32,702
Vectren Corp.	1,050,000	27,972
Westar Energy, Inc.	1,240,000	26,834
WGL Holdings, Inc. (d)	948,000	29,350

		288,694

Total Common Stocks (Cost $2,412,419)		3,141,479

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 20.7%
Collateral Invested for Securities on Loan (c) 16.1%
Allianz Dresdner Daily Asset Fund	$15,000	15,000
Bank of America NA	78,000	78,000
Bavaria TRR Corp.
2.755% due 05/05/2005	15,000	14,971
Bavaria Universal Funding Corp.
2.755% due 05/05/2005	14,000	13,972
Bear Stearns Cos., Inc.	77,000	77,000
Canadian Imperial Bank
2.875% due 04/01/2005	730	730
CC USA, Inc.
2.711% due 05/03/2005	5,000	4,969
2.717% due 05/03/2005	9,000	8,945
Citigroup Global Markets, Inc.	23,000	23,000
Countrywide Home Loans, Inc.
3.040% due 11/30/2005 (b)	6,000	6,001
Credit Suisse First Boston
2.589% due 07/08/2005 (b)	5,000	5,000
2.949% due 02/06/2006 (b)	25,000	25,017
2.940% due 02/27/2006 (b)	4,000	4,003
2.942% due 02/27/2006 (b)	37,500	37,526
Davis Square Funding III Corp.
2.718% due 04/28/2005	18,000	17,883
2.843% due 05/09/2005	10,000	9,953
Fortis Bank
2.860% due 04/01/2005	4,000	4,000
Harrier Finance Funding LLC
2.800% due 12/15/2005 (b)	10,000	9,999
HBOS Treasury Services PLC
2.900% due 04/01/2005	3,000	3,000
Liberty Street Funding Co
2.740% due 04/15/2005	4,576	4,559
Morgan Stanley
2.935% due 12/06/2005	10,000	10,000
2.840% due 02/03/2006 (b)	10,000	10,000
Natexis Banques Populaires
2.550% due 05/03/2005	40,000	40,000
2.748% due 06/09/2005 (b)	2,000	1,999
Northern Rock Plc
2.730% due 02/03/2006 (b)	2,000	2,000
Sedna Finance, Inc.
2.749% due 04/11/2005	10,000	9,966
2.793% due 04/25/2005	5,000	4,977
Sierra Madre Funding Delaware Corp.
2.784% due 05/04/2005	8,000	7,961
Sigma Finance, Inc.
2.933% due 01/27/2006 (b)	5,000	5,000
2.788% due 02/15/2006 (b)	10,000	9,997
2.810% due 03/06/2006 (b)	10,000	9,998
Skandinaviska Enskilda Banken AB (SEB)
2.820% due 01/20/2006	7,000	7,000
Societe Generale
2.875% due 04/01/2005	5,763	5,763
Treasury Bank N.A.
2.890% due 02/27/2006 (b)	10,000	10,000
2.870% due 03/15/2006 (b)	30,000	30,000

		528,189

Repurchase Agreement 4.6%
State Street Bank
2.400% due 04/01/2005	151,458	151,458
(Dated 03/31/2005. Collateralized by Freddie Mac 5.250% due 01/15/2006 valued at $154,489. Repurchase proceeds are $151,468.)

Total Short-Term Instruments (Cost $679,912)		679,647

Total Investments 116.6% (Cost $3,092,331)		$3,821,126

Other Assets and Liabilities (Net) (16.6)%		(544,761)

Net Assets 100.0%		$3,276,365

Notes to Schedule of Investments (amounts in thousands):

(a) Non-income producing security.

(b) Variable rate security.

(c) Securities purchased with the cash proceeds from securities on loans.

(d) Portion of securities on loan with an aggregate market value if $512,477; cash collateral of $527,916 was received with which the Fund purchased securities.

See accompanying notes

Schedule of Investments

OCC Renaissance Fund

March 31, 2005 (Unaudited)

	Shares	Value (000s)
COMMON STOCKS 96.0%
Aerospace 0.0%
DRS Technologies, Inc. (a)	23,100	$981

Capital Goods 8.0%
ArvinMeritor, Inc. (d)	3,070,800	47,505
Bombardier, Inc. ‘B’ (d)	40,955,100	91,410
Eaton Corp. (a)(d)	921,200	60,246
Flowserve Corp. (a)(a)	507,300	13,124
Parker Hannifin Corp. (a)(d)	966,200	58,861
Trinity Industries, Inc. (d)	172,900	4,871
Tyco International Ltd.	5,147,000	173,969
Visteon Corp. (d)	1,937,400	11,062

		461,048

Communications 0.5%
Hutchison Telecommunications International Ltd. SP - ADR (a)(d)	1,868,800	26,406

Consumer Discretionary 9.7%
AnnTaylor Stores Corp. (a)	1,140,000	29,173
Claire’s Stores, Inc.	944,100	21,752
J.C. Penney Co., Inc.	2,776,800	144,171
Navistar International Corp. (a)(d)	5,054,700	183,991
Payless Shoesource, Inc. (a)	3,636,800	57,425
Wal-Mart Stores, Inc.	2,440,000	122,268

		558,780

Consumer Services 9.0%
BearingPoint, Inc. (a)(d)	8,800,000	77,176
La Quinta Corp. ‘B’ (a)	1,102,000	9,367
Lamar Advertising Co. ‘A’ (a)	124,492	4,960
Liberty Media Corp. ‘A’ (a)(d)	7,130,281	73,941
Liberty Media International, Inc. ‘A’ (a)	1,419,694	62,097
Tribune Co. (a)	1,549,400	61,775
United Rentals, Inc. (a)(d)	5,175,700	104,601
WPP Group PLC (a)	11,000,000	125,068

		518,985

Consumer Staples 3.2%
Avon Products, Inc. (a)	1,503,400	64,556
Loews Corp. - Carolina Group	1,545,000	51,139
Smithfield Foods, Inc. (a)	2,185,600	68,956

		184,651

Energy 7.0%
ConocoPhillips (a)	920,000	99,213
Exxon Mobil Corp. (a)(d)	1,646,000	98,102
Foundation Coal Holdings, Inc.	278,300	6,543
Input/Output, Inc. (a)(d)	2,634,000	16,989
Nabors Industries Ltd. (a)	1,300,000	76,882
National-Oilwell, Inc. (a)	851,200	39,751
XTO Energy, Inc.	1,838,300	60,370
YUKOS SP - ADR (a)(d)	1,766,200	3,886

		401,736

Environmental Services 1.0%
Allied Waste Industries, Inc. (a)(d)	8,070,900	58,998

Financial & Business Services 18.4%
American Equity Investment Life Holding Co. (d)	2,304,600	29,476
American Express Co.	1,200,000	61,644
AON Corp. (d)	4,010,000	91,588
Bank of America Corp.	2,058,000	90,758
CIT Group, Inc. (d)	2,743,000	104,234
Citigroup, Inc. (a)	1,300,000	58,422
Conseco, Inc. (a)(d)	1,239,500	25,311
Fannie Mae (d)	394,200	21,464
Freddie Mac (d)	369,000	23,321
Hartford Financial Services Group, Inc.	978,000	67,052
J.P. Morgan Chase & Co. (d)	6,700,000	231,820
Merrill Lynch & Co., Inc. (a)(d)	1,500,000	84,900
Old Republic International Corp.	565,000	13,159
Piper Jaffray Co. (a)	468,000	17,124
PMI Group, Inc. (d)	948,300	36,045
Shinsei Bank, Ltd. (a)	1,859,500	10,557
Zions Bancorporation (a)	1,360,000	93,867

		1,060,742

Healthcare 10.3%
Amgen, Inc. (a)(d)	980,000	57,046
Beckman Coulter, Inc. (a)(d)	1,400,000	93,030
Bristol-Myers Squibb Co. (d)	3,786,400	96,402
Charles River Laboratories International, Inc. (a)(d)	1,300,000	61,152
Covance, Inc. (a)(d)	1,100,000	52,371
Laboratory Corp. of America Holdings (a)(d)	1,679,000	80,928
Sanofi-Synthelabo S.A. (a)	950,000	80,241
Tenet Healthcare Corp. (a)(d)	6,254,700	72,117

		593,287

Materials & Processing 11.6%
Abitibi-Consolidated, Inc.	11,950,600	55,322
Alcan, Inc. (d)	2,365,000	89,681
Bowater, Inc. (d)	1,945,400	73,283
Crompton Corp. (d)	6,771,385	98,862
FMC Corp. (a)	1,010,400	54,006
Huntsman Corp. (a)	836,200	19,500
Lyondell Chemical Co. (d)	1,304,915	36,433
Mosaic Co. (a)(d)	1,189,500	20,293
Olin Corp.	3,256,200	72,613
Smurfit-Stone Container Corp. (a)	4,003,400	61,933
Solutia, Inc. (a)(d)	2,647,000	3,494
Tembec, Inc. (a)(d)	6,041,600	28,967
Timken Co. (d)	1,657,700	45,321
York International Corp.	298,400	11,691

		671,399

Technology 9.0%
Arrow Electronics, Inc. (a)	3,217,300	81,558
Avnet, Inc. (a)	5,204,100	95,859
Dun & Bradstreet Corp. (a)	73,600	4,526
Gentex Corp. (a)(d)	1,850,000	59,015
Jabil Circuit, Inc. (a)	3,150,000	89,838
Kulicke & Soffa Industries, Inc. (a)(d)	2,836,000	17,838
Sanmina-SCI Corp. (a)	15,420,000	80,492
Solectron Corp. (a)(d)	18,480,900	64,129
Teradyne, Inc. (a)(d)	512,300	7,480
Thermo Electron Corp. (a)	700,000	17,703

		518,438

Transportation 3.0%
CSX Corp.	1,256,500	52,333
Swift Transportation Co., Inc. (a)(d)	5,529,750	122,429

		174,762

Utilities 5.3%
AES Corp. (a)(d)	3,666,600	60,059
Allegheny Energy, Inc. (a)(d)	4,655,500	96,183
Cinergy Corp. (a)	1,313,100	53,207
Exelon Corp. (a)(d)	1,300,000	59,657
Reliant Energy, Inc. (a)	3,187,600	36,275

		305,381

Total Common Stocks (Cost $4,897,228)		5,535,594

EXCHANGE-TRADED FUNDS 2.2%
iShares Russell 1000 Value Index Fund	1,297,000	85,356
iShares S&P 500-BARRA Value Index Fund (d)	690,000	42,055

Total Exchange-Traded Funds (Cost $112,455)		127,411

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 15.0%
Collateral Invested for Securities on Loan (c) 13.2%
Allianz Dresdner Daily Asset Fund	$20,000	20,000
American Express Credit Corp.
2.822% due 08/19/2005	3,000	3,001
2.849% due 08/19/2005	3,750	3,752
Bank of America, N.A.	87,000	87,000
Bayerische Landesbank NY
2.840% due 11/23/2005 (b)	1,000	1,000
Bear Stearns Cos., Inc.	2,000	2,000
Canadian Imperial Bank
2.875% due 04/01/2005	586	585
CC USA, Inc.
2.711% due 05/03/2005	2,000	1,988
2.745% due 05/10/2005	5,000	4,967
2.798% due 07/05/2005 (b)	20,000	20,023
CIT Group, Inc.
2.747% due 07/29/2005 (b)	6,000	6,028
Citigroup Global Markets, Inc.
2.945% due 12/31/1899	7,000	7,000
Compass Securitization LLC
2.806% due 04/29/2005	15,000	14,966
Countrywide Home Loans, Inc.
3.040% due 11/30/2005 (b)	10,000	10,001
Credit Suisse First Boston
2.945% due 02/06/2006 (b)	25,000	25,017
2.939% due 02/27/2006	4,000	4,003
2.942% due 02/27/2006 (b)	40,000	40,028
CS First Boston USA, Inc.
2.936% due 07/05/2005 (b)	3,000	3,009
2.580% due 07/08/2005 (b)	5,500	5,500
Davis Square Funding III Corp.
2.707% due 04/28/2005	5,000	4,967
2.712% due 04/28/2005	53,700	53,350
2.839% due 05/09/2005	6,000	5,972
2.843% due 05/09/2005	10,000	9,953
2.944% due 05/23/2005	4,000	3,980
Dresdner Bank Collateral Use
0.000% due 12/31/1899	2,886	2,885
Fortis Bank
2.860% due 04/01/2005	13,000	13,000
GE Commercial Equipment Financing Corp.
2.825% due 01/20/2005 (b)	2,608	2,608
General Electric Capital Corp.
2.752% due 02/06/2006	4,855	4,866
Goldman Sachs Group LP
2.800% due 09/12/2005 (b)	39,000	39,008
Harrier Finance Funding LLC
2.800% due 12/15/2005 (b)	50,000	49,995
HBOS Treasury Services PLC
2.900% due 04/01/2005	30,000	30,000
Irish Life & Permanent PLC
2.869% due 01/21/2005 (b)	10,000	9,998
K2 LLC
2.800% due 09/15/2005 (b)	20,000	19,998
Morgan Stanley
2.935% due 12/06/2005	10,000	10,000
2.840% due 02/03/2006 (b)	10,000	10,000
Natexis Banques Populaires
2.545% due 05/03/2005	50,000	50,000
2.747% due 06/09/2005 (b)	15,000	14,995
2.952% due 08/16/2005 (b)	18,000	17,995
Northern Rock Plc
2.730% due 02/03/2006 (b)	5,000	5,000
Sedna Finance, Inc.
2.749% due 04/11/2005	3,800	3,787
2.792% due 04/25/2005	14,000	13,936
2.814% due 05/03/2005	15,000	14,922
Sierra Madre Funding Delaware Corp.
2.784% due 05/04/2005	14,000	13,932
Sigma Finance, Inc.
2.781% due 08/15/2005	20,000	19,998
2.783% due 08/15/2005	20,000	19,998
2.810% due 09/15/2005 (b)	5,000	4,999
Skandinaviska Enskilda Banken AB (SEB)
2.820% due 01/20/2006	10,000	10,000
Societe Generale
2.875% due 04/01/2005	9,196	9,196
Treasury Bank N.A.
2.890% due 02/27/2006 (b)	14,000	14,000
2.870% due 03/15/2006 (b)	18,000	18,000

		761,206

Repurchase Agreement 1.8%
State Street Bank
2.400% due 04/01/2005	100,807	100,807
(Dated 03/31/2005. Collateralized by Fannie Mae 2.350%-5.250% due 06/15/2006-08/11/2006 valued at $102,827. Repurchase proceeds are $100,814.)

Total Short-Term Instruments (Cost $862,406)		862,013

Total Investments (e) 113.2% (Cost $5,872,089)		$6,525,018

Other Assets and Liabilities (Net) (13.2)%		(758,715)

Net Assets 100.0%		$5,766,303

Notes to Schedule of Investments (amounts in thousands):

(a) Non-income producing security.

(b) Variable rate security.

(c) Securities purchased with the cash proceeds from securities on loans.

(d) Portion of securities on loan with an aggregate market value if $732,810; cash collateral of $761,041 was received with which the Fund purchased securities.

(e) As of March 31, 2005, portfolio securities with an aggregate market value of $217,140 were valued with reference to securities whose prices are more readily obtainable.

See accompanying notes

Schedule of Investments

OCC Value Fund

March 31, 2005 (Unaudited)

	Shares	Value (000s)
COMMON STOCKS 97.5%
Aerospace 4.2%
Boeing Co.	2,300,000	$134,458

Capital Goods 14.0%
ABB Ltd. (a)	13,200,000	81,694
General Electric Co. (d)	3,000,000	108,180
Honeywell International, Inc.	3,000,000	111,630
Parker Hannifin Corp. (a)	1,000,000	60,920
Tyco International Ltd. (d)	2,442,100	82,543

		444,967

Communications 2.6%
Alltel Corp. (a)(d)	1,500,000	82,275

Consumer Discretionary 6.4%
J.C. Penney Co., Inc.	968,400	50,279
May Department Stores Co.	2,000,000	74,040
Navistar International Corp. (a)	559,300	20,359
Sony Corp.	1,487,700	59,289

		203,967

Consumer Services 4.9%
Carnival Corp. (a)(d)	1,000,000	51,810
H&R Block, Inc.	600,000	30,348
Liberty Media Corp. ‘A’ (a)	7,000,000	72,590

		154,748

Consumer Staples 4.9%
Altria Group, Inc. (d)	2,000,000	130,780
Cadbury Schweppes PLC (a)	2,600,000	26,084

		156,864

Energy 15.1%
BP PLC SP - ADR (a)	2,000,000	124,800
ChevronTexaco Corp. (a)	3,500,000	204,085
Exxon Mobil Corp. (a)	2,500,000	149,000
YUKOS SP - ADR (a)(d)	492,200	1,083

		478,968

Environmental Services 0.9%
Waste Management, Inc.	1,000,000	28,850

Financial & Business Services 29.5%
Ambac Financial Group, Inc. (a)	1,000,000	74,750
American International Group, Inc. (a)	1,500,000	83,115
Bank of America Corp.	2,782,214	122,696
Citigroup, Inc. (d)	3,000,000	134,820
Countrywide Financial Corp. (a)(d)	1,000,000	32,460
Genworth Financial, Inc. ‘A’ (d)	1,774,200	48,826
J.P. Morgan Chase & Co.	3,000,000	103,800
Marsh & McLennan Cos., Inc.	1,100,000	33,462
Merrill Lynch & Co., Inc. (d)	2,100,000	118,860
MetLife, Inc. (a)	2,000,000	78,200
Morgan Stanley Dean Witter & Co. (a)	600,000	34,350
St. Paul Travelers Cos., Inc. (d)	1,000,000	36,730
Wells Fargo & Co. (a)	600,000	35,880

		937,949

Healthcare 6.9%
Merck & Co., Inc. (d)	1,210,000	39,168
Pfizer, Inc. (a)	1,400,000	36,778
Sanofi-Synthelabo S.A. (a)	1,272,300	107,464
Schering-Plough Corp. (d)	2,000,000	36,300

		219,710

Materials & Processing 4.4%
Abitibi-Consolidated, Inc.	3,564,800	16,502
Alcan, Inc. (d)	1,120,316	42,482
Inco Ltd. (a)	2,000,000	79,600

		138,584

Technology 3.7%
Avnet, Inc. (a)	2,406,100	44,320
Nokia Corp. SP - ADR (a)(d)	2,100,000	32,403
Sanmina-SCI Corp. (a)	8,000,000	41,760

		118,483

Total Common Stocks (Cost $2,948,279)		3,099,823

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 7.8%
Collateral Invested for Securities on Loan (c) 6.3%
Bayerische Landesbank NY
2.840% due 11/23/2005 (b)	$1,000	1,000
Bear Stearns Cos., Inc.	5,000	5,000
Canadian Imperial Bank
2.875% due 04/01/2005	654	654
CC USA, Inc.
2.713% due 05/03/2005	2,000	1,988
2.798% due 07/05/2005 (b)	10,000	10,011
CIT Group, Inc.
2.747% due 07/29/2005 (b)	5,000	5,023
Credit Suisse First Boston
2.580% due 07/08/2005 (b)	5,000	5,000
2.945% due 02/06/2006 (b)	5,000	5,003
CS First Boston USA, Inc.
2.936% due 07/05/2005 (b)	3,000	3,009
Fortis Bank
2.860% due 04/01/2005	5,000	5,000
Goldman Sachs Group LP
2.800% due 09/12/2005 (b)	20,000	20,004
Harrier Finance Funding LLC
2.800% due 12/15/2005 (b)	25,000	24,998
HBOS Treasury Services PLC
2.900% due 04/01/2005	20,000	20,000
Irish Life & Permanent PLC
2.869% due 01/21/2005 (b)	5,000	4,999
K2 LLC
2.800% due 09/15/2005 (b)	15,000	14,998
Morgan Stanley
2.840% due 02/03/2006 (b)	7,000	7,000
Natexis Banques Populaires
2.545% due 05/03/2005	12,000	12,000
2.748% due 06/09/2005 (b)	10,000	9,997
2.952% due 08/16/2005 (b)	10,000	9,997
Northern Rock Plc
2.730% due 02/03/2006 (b)	4,000	4,000
Sigma Finance, Inc.
2.810% due 03/06/2006 (b)	20,000	19,996
Skandinaviska Enskilda Banken AB (SEB)
2.820% due 01/20/2006	5,000	5,000
Societe Generale
2.875% due 04/01/2005	5,000	5,000

		199,677

Repurchase Agreement 1.5%
State Street Bank
2.400% due 04/01/2005	48,235	48,235

(Dated 03/31/2005. Collateralized by Freddie Mac 2.550%-2.875% due 10/12/2006-12/29/2006 valued at $19,207; and Fannie Mae 2.625%-5.250% due 06/15/2006-11/15/2006 valued at $29,997. Repurchase proceeds are $48,238.)

Total Short-Term Instruments (Cost $247,891)		247,912

Total Investments (e) 105.3% (Cost $3,196,170)		$3,347,735

Other Assets and Liabilities (Net) (5.3)%		(169,991)

Net Assets 100.0%		$3,177,744

Notes to Schedule of Investments (amounts in thousands):

(a) Non-income producing security.

(b) Variable rate security.

(c) Security purchased with the cash proceeds from securities on loans.

(d) Portion of securities on loan with an aggregate market value of $193,611; cash collateral of $199,629 was received with which the Fund purchased securities.

(e) As of March 31, 2005, portfolio securities with an aggregate market value of $276,152 were valued with reference to securities whose prices are more readily obtainable.

See accompanying notes

Schedule of Investments

PEA Growth & Income Fund

March 31, 2005 (Unaudited)

	Shares	Value (000s)
COMMON STOCKS 97.2%
Capital Goods 10.1%
Dover Corp.	28,500	$1,077
General Electric Co.	93,600	3,375
Honeywell International, Inc.	51,700	1,924
Tyco International Ltd.	46,800	1,582

		7,958

Communications 1.3%
Verizon Communications, Inc.	28,800	1,022

Consumer Discretionary 6.4%
CVS Corp.	31,600	1,663
Home Depot, Inc.	29,700	1,136
May Department Stores Co. (d)	6,800	252
Target Corp. (a)	10,300	523
Wal-Mart Stores, Inc.	29,500	1,478

		5,052

Consumer Services 6.8%
Carnival Corp. (d)	20,000	1,036
Cendant Corp.	70,000	1,438
Comcast Corp. ‘A’ (a)(d)	45,500	1,520
Viacom, Inc. ‘B’	40,100	1,397

		5,391

Consumer Staples 7.1%
Altria Group, Inc.	37,500	2,452
Coca-Cola Co.	24,100	1,004
Kellogg Co.	28,700	1,242
Procter & Gamble Co. (d)	18,100	959

		5,657

Energy 9.0%
BP PLC SP - ADR	22,500	1,404
ChevronTexaco Corp.	22,400	1,306
Kinder Morgan, Inc.	17,700	1,340
National-Oilwell, Inc. (a)(d)	8,500	397
Royal Dutch Petroleum Co.	17,500	1,051
Schlumberger Ltd. (d)	23,000	1,621

		7,119

Financial & Business Services 20.7%
ACE Ltd. (d)	23,800	982
American Express Co.	27,300	1,402
American International Group, Inc. (d)	23,600	1,308
Bank of America Corp.	39,100	1,724
Boston Properties, Inc.	5,200	313
Citigroup, Inc.	50,000	2,247
Countrywide Financial Corp. (d)	19,800	643
Goldman Sachs Group, Inc. (d)	14,200	1,562
J.P. Morgan Chase & Co.	49,900	1,726
MBNA Corp. (d)	47,500	1,166
Morgan Stanley Dean Witter & Co.	20,000	1,145
PMI Group, Inc.	22,200	844
State Street Corp. (d)	23,100	1,010
Vornado Realty Trust	4,500	312

		16,384

Healthcare 13.3%
Amgen, Inc. (a)(d)	10,500	611
Baxter International, Inc.	34,000	1,155
Caremark Rx, Inc. (a)	36,900	1,468
Eli Lilly & Co. (a)	7,600	399
Guidant Corp.	11,200	828
HCA, Inc.	11,500	616
Medtronic, Inc.	27,800	1,416
Pfizer, Inc.	56,500	1,484
Teva Pharmaceutical Industries Ltd. SP - ADR (d)	45,300	1,404
Varian Medical Systems, Inc. (a)(d)	12,500	428
Zimmer Holdings, Inc. (a)	8,700	677

		10,486

Materials & Processing 3.5%
Alcoa, Inc.	14,000	425
Dow Chemical Co.	8,100	404
Freeport-McMoran Copper & Gold, Inc. ‘B’ (d)	27,000	1,069
Masco Corp.	11,600	402
Rexam PLC (a)	52,900	475

		2,775

Technology 16.2%
Affiliated Computer Services, Inc. ‘A’ (a)	24,900	1,326
Cisco Systems, Inc. (a)	75,000	1,342
Dell, Inc. (a)	30,800	1,183
Emerson Electric Co.	6,900	448
Intel Corp. (a)	46,970	1,091
International Business Machines Corp.	15,300	1,398
Maxim Integrated Products, Inc.	23,800	973
Microsoft Corp.	75,000	1,813
National Semiconductor Corp.	30,700	633
Nokia Corp. SP - ADR (a)(d)	74,100	1,143
SAP AG SP - ADR (a)(d)	37,100	1,487

		12,837

Transportation 0.7%
United Parcel Service, Inc. ‘B’ (d)	7,600	553

Utilities 2.1%
Dominion Resources, Inc. (d)	14,200	1,057
Exelon Corp. (d)	13,400	615

		1,672

Total Common Stocks (Cost $69,570)		76,906

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 27.7%
Collateral Invested for Securities on Loan (c) 27.3%
Canadian Imperial Bank
2.875% due 04/01/2005	$1,008	1,008
CC USA, Inc.
2.711% due 05/03/2005	1,000	994
2.717% due 05/03/2005	2,000	1,988
Credit Suisse First Boston
2.940% due 02/27/2006 (b)	1,000	1,001
2.942% due 02/27/2006 (b)	2,000	2,001
Davis Square Funding III Corp.
2.718% due 04/28/2005	2,000	1,987
2.843% due 05/09/2005	2,000	1,991
HBOS Treasury Services PLC
2.900% due 04/01/2005	3,000	3,000
Natexis Banques Populaires
2.550% due 05/03/2005	2,000	2,000
2.748% due 06/09/2005 (b)	2,000	1,999
Sierra Madre Funding Delaware Corp.
2.783% due 05/04/2005	1,000	995
Societe Generale
2.875% due 04/01/2005	2,620	2,620

		21,584

Repurchase Agreement 0.4%
State Street Bank
2.400% due 04/01/2005	293	293
(Dated 03/31/2005. Collateralized by Fannie Mae 1.500% due 04/07/2006 valued at $300. Repurchase proceeds are $293.)

Total Short-Term Instruments (Cost $21,903)		21,877

Total Investments 124.9% (Cost $91,473)		$98,783

Other Assets and Liabilities (Net) (24.9)%		(19,670)

Net Assets 100.0%		$79,113

Notes to Schedule of Investments (amounts in thousands):

(a) Non-income producing security.

(b) Variable rate security.

(c) Security purchased with the cash proceeds from securities on loans.

(d) Portion of securities on loan with an aggregate market value of $21,008; cash collateral of $21,574 was received with which the Fund purchased securities.

See accompanying notes

Schedule of Investments

PEA Growth Fund

March 31, 2005 (Unaudited)

	Shares	Value (000s)
COMMON STOCKS 99.8%
Capital Goods 8.4%
Dover Corp.	275,000	$10,392
General Electric Co.	564,000	20,338
Honeywell International, Inc.	270,000	10,047
Tyco International Ltd.	376,000	12,709

		53,486

Consumer Discretionary 10.6%
Best Buy Co., Inc. (d)	245,000	13,232
CVS Corp. (d)	215,000	11,313
Home Depot, Inc.	405,000	15,487
Kohl’s Corp. (a)	150,000	7,744
Wal-Mart Stores, Inc.	290,000	14,532
Yum! Brands, Inc.	100,000	5,181

		67,489

Consumer Services 8.3%
Brunswick Corp. (a)	100,000	4,685
Carnival Corp.	305,000	15,802
Comcast Corp. ‘A’ (a)(d)	250,000	8,350
Starwood Hotels & Resorts Worldwide, Inc. ‘B’	265,000	15,908
Viacom, Inc. ‘B’	230,000	8,011

		52,756

Consumer Staples 2.9%
Colgate-Palmolive Co. (a)	112,000	5,843
Procter & Gamble Co. (d)	238,000	12,614

		18,457

Energy 2.1%
Schlumberger Ltd. (d)	186,500	13,145

Financial & Business Services 9.2%
American International Group, Inc. (d)	165,000	9,143
Citigroup, Inc.	310,000	13,931
Franklin Resources, Inc.	165,000	11,327
Goldman Sachs Group, Inc. (a)(d)	48,000	5,280
MBNA Corp. (d)	318,000	7,807
Merrill Lynch & Co., Inc.	198,100	11,212

		58,700

Healthcare 26.7%
Alcon, Inc.	112,000	10,000
Amgen, Inc. (a)(d)	203,000	11,817
Caremark Rx, Inc. (a)	383,500	15,256
DENTSPLY International, Inc. (d)	141,700	7,710
Genentech, Inc. (a)	182,000	10,303
Gilead Sciences, Inc. (a)	292,000	10,454
Johnson & Johnson	217,000	14,574
Kinetic Concepts, Inc. (a)	115,000	6,860
Pfizer, Inc.	750,000	19,702
St. Jude Medical, Inc. (a)	180,000	6,480
Stryker Corp. (d)	250,000	11,153
Teva Pharmaceutical Industries Ltd. SP - ADR (d)	472,400	14,644
UnitedHealth Group, Inc.	168,500	16,072
Zimmer Holdings, Inc. (a)(d)	195,000	15,173

		170,198

Materials & Processing 2.0%
Dupont De Nemours & Co. (a)	255,000	13,066

Technology 29.6%
Altera Corp. (a)(d)	365,000	7,220
Cisco Systems, Inc. (a)(d)	950,000	16,996
Corning, Inc. (a)	625,000	6,956
Dell, Inc. (a)	264,300	10,154
eBay, Inc. (a)	350,000	13,041
Electronic Arts, Inc. (a)	48,000	2,485
EMC Corp. (a)	960,000	11,827
IAC/InterActiveCorp. (a)(d)	300,000	6,681
Intel Corp. (d)	878,000	20,396
International Business Machines Corp.	130,000	11,879
Juniper Networks, Inc. (a)(d)	705,000	15,552
Marvell Technology Group Ltd. (a)	185,000	7,093
Maxim Integrated Products, Inc. (d)	160,000	6,539
Mercury Interactive Corp. (a)(d)	125,000	5,923
Microsoft Corp.	877,000	21,197
Oracle Corp. (a)	1,085,000	13,541
SAP AG SP - ADR (a)(d)	125,000	5,010
VERITAS Software Corp. (a)(d)	255,000	5,921

		188,411

Total Common Stocks (Cost $540,915)		635,708

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 21.2%
Collateral Invested for Securities on Loan (c) 21.2%
Canadian Imperial Bank
2.875% due 04/01/2005	$997	997
CC USA, Inc.
2.808% due 07/05/2005 (b)	11,000	11,013
CIT Group, Inc.
2.749% due 07/29/2005 (b)	3,000	3,014
Citigroup Global Markets, Inc.	11,000	11,000
Countrywide Home Loans, Inc.
3.040% due 11/30/2005 (b)	4,000	4,000
Credit Suisse First Boston
2.940% due 02/27/2006 (b)	1,000	1,001
2.942% due 02/27/2006 (b)	3,000	3,002
CS First Boston USA, Inc.
2.944% due 07/05/2005 (b)	2,000	2,006
Davis Square Funding III Corp.
2.843% due 05/09/2005	10,000	9,953
Fannie Mae
2.770% due 06/03/2005 (b)	5,000	5,001
Goldman Sachs Group LP
2.800% due 09/12/2005 (b)	15,000	15,003
Harrier Finance Funding LLC
2.800% due 12/15/2005 (b)	2,000	2,000
ING Belgium S.A.
2.875% due 04/01/2005	1,000	1,000
Irish Life & Permanent PLC
2.869% due 01/21/2005 (b)	1,000	1,000
K2 LLC
2.800% due 09/15/2005 (b)	10,000	9,999
Morgan Stanley
2.840% due 02/03/2006 (b)	1,000	1,000
Natexis Banques Populaires
2.550% due 05/03/2005	8,000	8,000
2.748% due 06/09/2005 (b)	2,000	1,999
2.956% due 08/16/2005 (b)	5,000	4,999
Northern Rock Plc
2.730% due 02/03/2006 (b)	2,000	2,000
Sedna Finance, Inc.
2.749% due 04/11/2005	5,300	5,282
2.793% due 04/25/2005	3,000	2,986
Sigma Finance, Inc.
2.786% due 08/15/2005 (b)	10,000	9,999
2.933% due 01/27/2006 (b)	5,000	5,000
2.810% due 03/06/2006 (b)	8,000	7,998
Skandinaviska Enskilda Banken AB (SEB)
2.820% due 01/20/2006	3,000	3,000
Treasury Bank N.A.
2.890% due 02/27/2006 (b)	3,000	3,000

		135,252

Repurchase Agreement 0.0%
State Street Bank
2.400% due 04/01/2005	33	33
(Dated 03/31/2005. Collateralized by Fannie Mae 3.125% due 12/15/2007 valued at $34. Repurchase proceeds are $33.)

Total Short-Term Instruments (Cost $135,303)		135,285

Total Investments 121.0% (Cost $676,218)		$770,993

Written Options (e) (0.1)% (Premiums $530)		$(396)

Other Assets and Liabilities (Net) (20.9)%		(133,638)

Net Assets 100.0%		$636,959

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Non-income producing security.

(b) Variable rate security.

(c) Securities purchased with the cash proceeds from securities on loans.

(d) Portion of securities on loan with an aggregate market value of $131,110; cash collateral of $135,219 was received with which the Fund purchased securities.

(e) Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - Amgen, Inc.	$ 60.000	04/16/2005	300	$23	$10
Call - Caremark Rx, Inc.	40.000	04/16/2005	600	38	39
Call - Dupont De Nemours & Co.	55.000	04/16/2005	500	39	4
Call - Electronic Arts, Inc.	55.000	05/21/2005	240	119	34
Call - Electronic Arts, Inc.	50.000	05/21/2005	240	102	94
Call - Genentech, Inc.	60.000	04/16/2005	82	8	5
Call - Gilead Sciences, Inc.	35.000	04/16/2005	250	40	27
Call - Pfizer, Inc.	25.000	04/16/2005	200	23	31
Call - Teva Pharmaceutical Industries Ltd. SP - ADR	32.500	04/16/2005	200	15	4
Call - Teva Pharmaceutical Industries Ltd. SP - ADR	30.000	04/16/2005	420	39	54
Call - Teva Pharmaceutical Industries Ltd. SP - ADR	32.500	05/21/2005	200	14	14
Call - UnitedHealth Group, Inc.	95.000	04/16/2005	400	70	80

				$530	$396

Schedule of Investments

PEA Opportunity Fund

March 31, 2005 (Unaudited)

	Shares	Value (000s)
COMMON STOCKS 100.1%
Capital Goods 0.9%
Global Power Equipment Group, Inc. (a)	235,300	$2,254

Consumer Discretionary 8.6%
Aviall, Inc. (a)	98,300	2,752
Herman Miller, Inc.	129,100	3,889
Hughes Supply, Inc.	106,200	3,160
MSC Industrial Direct Co. ‘A’	66,100	2,020
Tempur-Pedic International, Inc. (a)(d)	197,000	3,676
Tractor Supply Co. (a)	89,700	3,915
Warnaco Group, Inc. (a)	126,400	3,039

		22,451

Consumer Services 21.6%
Administaff, Inc. (a)	138,600	2,024
Advisory Board Co. (a)	45,100	1,971
Chemed Corp.	26,900	2,057
CoStar Group, Inc. (a)	69,300	2,554
Forrester Research, Inc. (a)	170,000	2,394
Gaylord Entertainment Co. (a)	47,900	1,935
Great Wolf Resorts, Inc. (a)	156,400	3,902
Hudson Highland Group, Inc. (a)(d)	188,200	3,216
LECG Corp. (a)	220,000	4,312
Life Time Fitness, Inc. (a)	73,100	1,972
Lions Gate Entertainment Corp. (a)(d)	544,000	6,011
Macrovision Corp. (a)	129,588	2,953
Marchex, Inc. ‘B’ (a)(d)	139,900	2,608
Mobile Mini, Inc. (a)(d)	88,500	3,576
Nautilus Group, Inc. (d)	137,100	3,258
Pinnacle Entertainment, Inc. (a)	167,500	2,797
Resources Connection, Inc. (a)(d)	143,400	3,001
Shuffle Master, Inc. (a)	31,400	909
WMS Industries, Inc. (a)(d)	111,700	3,146
WPT Enterprises, Inc. (a)(d)	95,200	1,780

		56,376

Consumer Staples 2.7%
Fossil, Inc. (a)	112,399	2,914
Ralcorp Holdings, Inc.	87,800	4,157

		7,071

Energy 7.8%
Alpha Natural Resources, Inc. (a)	81,800	2,345
Delta Petroleum Corp. (a)(d)	225,000	3,272
Endeavor International Corp. (a)(d)	541,000	1,888
Grant Prideco, Inc. (a)	152,300	3,680
McMoRan Exploration Co. (a)(d)	120,000	2,412
Pioneer Drilling Co. (a)	93,900	1,293
Quicksilver Resources, Inc. (a)(d)	68,400	3,333
Willbros Group, Inc. (a)(d)	101,000	2,040

		20,263

Financial & Business Services 7.0%
Affiliated Managers Group, Inc. (a)(d)	65,200	4,044
BankAtlantic BanCorp., Inc. ‘A’	177,800	3,094
Boston Private Financial Holdings, Inc.	22,250	528
Calamos Asset Management, Inc. ‘A’	65,800	1,771
Signature Bank & Trust (a)	92,800	2,460
Silicon Valley Bancshares (a)	88,700	3,908
ZipRealty, Inc. (a)	173,600	2,446

		18,251

Healthcare 18.0%
Able Laboratories, Inc. (a)	120,800	2,834
Amedisys, Inc. (a)	115,400	3,491
Connetics Corp. (a)(d)	155,000	3,920
Cubist Pharmaceuticals, Inc. (a)	350,000	3,717
Dov Pharmaceutical, Inc. (a)(d)	149,300	2,042
Given Imaging Ltd. (a)(d)	71,300	2,106
I-Flow Corp. (a)(d)	252,000	3,989
Inamed Corp. (a)	57,500	4,018
Martek Biosciences Corp. (a)	58,500	3,404
OraSure Technologies, Inc. (a)(d)	468,900	3,451
Salix Pharmaceuticals Ltd. (a)	362,000	5,969
United Surgical Partners International, Inc. (a)	46,900	2,147
USANA Health Sciences, Inc. (a)(d)	43,700	2,067
Ventana Medical Systems, Inc. (a)	101,848	3,815

		46,970

Technology 28.2%
Activision, Inc. (a)	163,333	2,417
Allscripts Healthcare Solutions, Inc. (a)	130,050	1,860
Anteon International Corp. (a)	51,200	1,993
Avid Technology, Inc. (a)	58,300	3,155
Concur Technologies, Inc. (a)	323,000	2,623
eCollege.com, Inc. (a)(d)	300,000	3,882
Essex Corp. (a)	152,900	2,497
FormFactor, Inc. (a)(d)	130,700	2,959
InPhonic, Inc. (a)(d)	129,200	2,935
Kanbay International, Inc. (a)	177,700	3,636
Lionbridge Technologies, Inc. (a)	375,000	2,134
MatrixOne, Inc. (a)	755,400	3,603
Microsemi Corp. (a)	266,500	4,341
Open Solutions, Inc. (a)(d)	116,600	2,312
Packeteer, Inc. (a)	249,700	3,843
PEC Solutions, Inc. (a)	331,100	4,165
Phase Forward, Inc. (a)	420,000	2,743
Radware Ltd. (a)(d)	157,600	3,699
Sapient Corp. (a)	502,200	3,689
Silicon Image, Inc. (a)	264,900	2,665
THQ, Inc. (a)(d)	147,400	4,148
Ultimate Software Group, Inc. (a)(d)	174,100	2,782
Wind River Systems, Inc. (a)	178,700	2,695
Wireless Facilities, Inc. (a)	440,000	2,750

		73,526

Transportation 5.3%
Diana Shipping, Inc. (a)	61,400	1,016
DryShips, Inc. (a)	125,100	2,438
Dynamex, Inc. (a)	153,200	2,773
EGL, Inc. (a)	150,000	3,420
Old Dominion Freight Line, Inc. (a)	71,150	2,216
US Xpress Enterprises, Inc. ‘A’ (a)	120,200	1,965

		13,828

Total Common Stocks (Cost $230,331)		260,990

	Principal Amounts (000s)
SHORT-TERM INSTRUMENTS 23.3%
Collateral Invested for Securities on Loan (c) 22.4%
Bank of America, N.A.	$5,000	5,000
Bayerische Landesbank NY
2.840% due 11/23/2005 (b)	1,000	1,000
Canadian Imperial Bank
2.875% due 04/01/2005	633	633
CC USA, Inc.
2.717% due 05/03/2005	4,000	3,975
2.807% due 07/05/2005 (b)	2,000	2,002
CIT Group, Inc.
2.749% due 07/29/2005 (b)	2,000	2,009
Citigroup Global Markets, Inc.	10,000	10,000
Credit Suisse First Boston
2.589% due 07/08/2005 (b)	1,000	1,000
2.940% due 02/27/2006 (b)	1,000	1,001
Davis Square Funding III Corp.
2.718% due 04/28/2005	3,000	2,980
2.843% due 05/09/2005	9,000	8,958
Fannie Mae
2.770% due 06/03/2005 (b)	5,000	5,001
Harrier Finance Funding LLC
2.800% due 12/15/2005 (b)	1,000	1,000
ING Belgium S.A.
2.875% due 04/01/2005	1,000	1,000
Irish Life & Permanent PLC
2.869% due 01/21/2005 (b)	1,000	1,000
Natexis Banques Populaires
2.748% due 06/09/2005 (b)	2,000	1,999
2.955% due 08/16/2005 (b)	1,000	1,000
Northern Rock Plc
2.730% due 02/03/2006 (b)	1,000	1,000
Sierra Madre Funding Delaware Corp.
2.778% due 05/04/2005	5,000	4,976
Societe Generale
2.875% due 04/01/2005	817	817
Treasury Bank N.A.
2.870% due 03/15/2006 (b)	2,000	2,000

		58,351

Repurchase Agreement 0.9%
State Street Bank
2.400% due 04/01/2005	2,444	2,444

(Dated 03/31/2005. Collateralized by Freddie Mac 2.750%-2.875% due 12/29/2006- 05/15/2007 valued at $1,758; Federal Home Loan Bank 2.625%-3.375% due 02/23/2007-05/15/2007 valued at $420; and Fannie Mae 3.000%-5.000% due 01/15/2007-12/15/2007 valued at $316. Repurchase proceeds are $2,444.)

Total Short-Term Instruments (Cost $60,842)		60,795

Total Investments 123.4% (Cost $291,173)		$321,785

Other Assets and Liabilities (Net) (23.4)%		(60,991)

Net Assets 100.0%		$260,794

Notes to Schedule of Investments (amounts in thousands):

(a) Non-income producing security.

(b) Variable rate security.

(c) Securities purchased with the cash proceeds from securities on loans.

(d) Portion of securities on loan with an aggregate market value of $56,119; cash collateral of $58,326 was received with which the Fund purchased securities.

See accompanying notes

Schedule of Investments

PEA Target Fund

March 31, 2005 (Unaudited)

	Shares	Value (000s)
COMMON STOCKS 96.6%
Capital Goods 5.3%
Cooper Industries Ltd. ‘A’	165,000	$11,801
Fluor Corp. (d)	155,000	8,592
ITT Industries, Inc.	175,000	15,792
Rockwell Automation, Inc.	150,000	8,496

		44,681

Communications 1.4%
NII Holdings, Inc. ‘B’ (a)(d)	215,000	12,362

Consumer Discretionary 8.0%
AnnTaylor Stores Corp. (a)	375,000	9,596
Chico’s FAS, Inc. (a)(d)	400,000	11,304
Coach, Inc. (a)	195,000	11,043
Harman International Industries, Inc. (d)	90,000	7,961
Michaels Stores, Inc.	400,000	14,520
Ross Stores, Inc. (d)	300,000	8,742
Tempur-Pedic International, Inc. (a)(d)	250,000	4,665

		67,831

Consumer Services 14.5%
Brunswick Corp. (a)	210,000	9,838
ChoicePoint, Inc. (a)	210,000	8,423
Corporate Executive Board Co.	205,000	13,110
Getty Images, Inc. (a)(d)	165,000	11,733
Lamar Advertising Co. ‘A’ (a)(d)	175,000	7,051
Manpower, Inc. (d)	175,000	7,616
MGM Mirage, Inc. (a)	145,000	10,269
Polaris Industries, Inc.	100,000	7,023
Royal Caribbean Cruises Ltd. (a)(d)	250,000	11,172
Starwood Hotels & Resorts Worldwide, Inc. ‘B’	225,000	13,507
Station Casinos, Inc.	150,000	10,132
XM Satellite Radio Holdings, Inc. ‘A’ (a)(d)	400,000	12,600

		122,474

Consumer Staples 1.2%
Whole Foods Market, Inc. (a)(d)	100,000	10,213

Energy 3.0%
Murphy Oil Corp. (d)	115,000	11,354
Patterson-UTI Energy, Inc.	300,000	7,506
Transocean, Inc. (a)(d)	125,000	6,432

		25,292

Financial & Business Services 6.8%
Ameritrade Holding Corp. (a)(d)	625,000	6,381
Chicago Mercantile Exchange Holdings, Inc.	65,000	12,612
Doral Financial Corp.	350,000	7,661
International Securities Exchange, Inc. (a)	4,500	117
Legg Mason, Inc. (d)	200,000	15,628
St. Joe Co.	225,000	15,143

		57,542

Healthcare 20.3%
Barr Laboratories, Inc. (a)	200,000	9,766
Bausch & Lomb, Inc. (a)	150,000	10,995
C.R. Bard, Inc. (a)	150,000	10,212
Express Scripts, Inc. (a)	100,000	8,719
Inamed Corp. (a)	220,000	15,374
Kinetic Concepts, Inc. (a)(d)	385,000	22,965
LifePoint Hospitals, Inc. (a)	200,000	8,768
Martek Biosciences Corp. (a)(d)	150,000	8,729
Nektar Therapeutics, Inc. (a)(d)	250,000	3,485
PacifiCare Health Systems, Inc. (a)(d)	200,000	11,384
Prestige Brands Holdings, Inc. (a)	500,000	8,825
Quest Diagnostics, Inc. (d)	135,000	14,193
Renal Care Group, Inc. (a)	315,000	11,951
St. Jude Medical, Inc. (a)	250,000	9,000
Varian Medical Systems, Inc. (a)(d)	275,000	9,427
Zimmer Holdings, Inc. (a)(d)	100,000	7,781

		171,574

Materials & Processing 5.5%
American Standard Cos., Inc. (a)	50,000	2,324
Ecolab, Inc. (d)	365,000	12,063
Freeport-McMoran Copper & Gold, Inc. ‘B’ (d)	180,000	7,130
Great Lakes Chemical Corp.	275,000	8,833
Masco Corp.	200,000	6,934
Vulcan Materials Co.	165,000	9,377

		46,661

Technology 28.7%
Activision, Inc. (a)	283,333	4,193
Altera Corp. (a)(d)	635,000	12,560
Avaya, Inc. (a)	1,000,000	11,680
Avid Technology, Inc. (a)	170,000	9,200
Brocade Communications Systems, Inc. (a)(d)	1,840,000	10,893
CheckFree Corp. (a)(d)	265,000	10,801
Citrix Systems, Inc. (a)(d)	400,000	9,528
Comverse Technology, Inc. (a)	725,000	18,285
Cypress Semiconductor Corp. (a)	940,000	11,844
Dun & Bradstreet Corp. (a)	135,000	8,296
eBay, Inc. (a)(d)	270,000	10,060
IAC/InterActiveCorp. (a)(d)	285,000	6,347
Juniper Networks, Inc. (a)(d)	640,000	14,118
Marvell Technology Group Ltd. (a)	375,000	14,378
Mercury Interactive Corp. (a)(d)	290,000	13,740
Microchip Technology, Inc.	480,000	12,485
NAVTEQ Corp. (a)	245,000	10,621
Symantec Corp. (a)(d)	600,000	12,798
Tessera Technologies, Inc. (a)	300,000	12,969
TIBCO Software, Inc. (a)	1,610,000	11,995
VERITAS Software Corp. (a)(d)	375,000	8,708
Waters Corp. (a)(d)	200,000	7,158

		242,657

Transportation 1.9%
Expeditors International Washington, Inc.	195,000	10,442
Teekay Shipping Corp. (a)(d)	125,000	5,619

		16,061

Total Common Stocks (Cost $671,372)		817,348

EXCHANGE-TRADED FUNDS 1.1%
Oil Service HOLDRs Trust (Cost $9,540)	100,000	9,625

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 26.7%
Collateral Invested for Securities on Loan (c) 24.9%
Bank of America, N.A.	$2,000	2,000
Bayerische Landesbank NY
2.840% due 11/23/2005 (b)	1,000	1,000
Bear Stearns Cos., Inc.	8,000	8,000
Canadian Imperial Bank
2.875% due 04/01/2005	869	869
CC USA, Inc.
2.717% due 05/03/2005	11,600	11,529
2.808% due 07/05/2005 (b)	5,000	5,006
CIT Group, Inc.
2.749% due 07/29/2005 (b)	5,000	5,023
Citigroup Global Markets, Inc.	43,000	43,000
Credit Suisse First Boston
2.589% due 07/08/2005 (b)	2,000	2,000
2.949% due 02/06/2006 (b)	5,000	5,003
2.942% due 02/27/2006 (b)	9,000	9,006
Davis Square Funding III Corp.
2.718% due 04/28/2005	4,000	3,974
2.843% due 05/09/2005	9,000	8,958
Fortis Bank
2.860% due 04/01/2005	3,000	3,000
Goldman Sachs Group LP
2.800% due 09/12/2005 (b)	2,000	2,000
Harrier Finance Funding LLC
2.800% due 12/15/2005 (b)	15,000	14,999
HBOS Treasury Services PLC
2.900% due 04/01/2005	15,000	15,000
ING Belgium S.A.
2.875% due 04/01/2005	1,000	1,000
Irish Life & Permanent PLC
2.869% due 01/21/2005 (b)	1,000	1,000
Morgan Stanley
2.840% due 02/03/2006 (b)	3,000	3,000
Natexis Banques Populaires
2.550% due 05/03/2005	12,000	12,000
2.748% due 06/09/2005 (b)	5,000	4,998
2.955% due 08/16/2005 (b)	1,000	1,000
Northern Rock Plc
2.730% due 02/03/2006 (b)	2,000	2,000
Sigma Finance, Inc.
2.933% due 01/27/2006 (b)	10,000	10,000
2.810% due 03/06/2006 (b)	15,000	14,997
Skandinaviska Enskilda Banken AB (SEB)
2.820% due 01/20/2006	3,000	3,000
Treasury Bank N.A.
2.870% due 03/15/2006 (b)	17,000	17,000

		210,362

Repurchase Agreement 1.8%
State Street Bank
2.400% due 04/01/2005	14,983	14,983
(Dated 03/31/2005. Collateralized by Fannie Mae 5.250% due 06/15/2006 valued at $15,284. Repurchase proceeds are $14,984.)

Total Short-Term Instruments (Cost $225,408)		225,345

Total Investments 124.4% (Cost $906,320)		$1,052,318
Written Options (e) (0.0)% (Premiums $54)		(90)

Other Assets and Liabilities (Net) (24.4)%		(206,367)

Net Assets 100.0%		$845,861

Notes to Schedule of Investments (amounts in thousands):

(a) Non-income producing security.

(b) Variable rate security.

(c) Securities purchased with the cash proceeds from securities on loans.

(d) Portion of securities on loan with an aggregate market value if $203,713; cash collateral of $210,213 was received with which the Fund purchased securities.

(e) Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - AMEX Whole foods Market, Inc.	$100	05/21/2005	150	$ 54	$90

See accompanying notes

Schedule of Investments

RCM Biotechnology Fund

March 31, 2005 (Unaudited)

	Shares	Value (000s)
COMMON STOCKS 90.2%
Healthcare 90.2%
Affymetrix, Inc. (a)	114,210	$4,893
Alexion Pharmaceuticals, Inc. (a)	267,800	5,802
Alkermes, Inc. (a)	232,550	2,414
Amgen, Inc. (a)(d)	471,820	27,465
Amylin Pharmaceuticals, Inc. (a)(d)	150,000	2,623
AVANIR Pharmaceuticals ‘A’ (a)(d)	413,000	909
Biogen Idec, Inc. (a)	305,770	10,552
Celgene Corp. (a)	231,570	7,885
Cephalon, Inc. (a)(d)	61,000	2,857
Chiron Corp. (a)	178,400	6,255
CV Therapeutics, Inc. (a)(d)	349,420	7,114
Cytokinetics, Inc. (a)	250,300	1,642
Encysive Pharmaceuticals, Inc. (a)	258,530	2,642
Exelixis, Inc. (a)	182,100	1,235
Eyetech Pharmaceuticals, Inc. (a)	64,960	1,786
Genentech, Inc. (a)(d)	220,626	12,490
Gen-Probe, Inc. (a)	128,860	5,742
Genzyme Corp. (a)	214,330	12,268
Gilead Sciences, Inc. (a)	514,620	18,423
Human Genome Sciences, Inc. (a)	931,920	8,592
Idenix Pharmaceuticals, Inc. (a)(d)	137,540	2,730
ImClone Systems, Inc. (a)(d)	70,320	2,426
Impax Laboratories, Inc. (a)	86,220	1,379
Incyte Corp. (a)(d)	249,430	1,704
Invitrogen Corp. (a)	86,170	5,963
Medicines Co. (a)(d)	99,050	2,244
MedImmune, Inc. (a)(d)	165,520	3,941
Myogen, Inc. (a)(d)	225,040	1,776
Nektar Therapeutics, Inc. (a)(d)	440,773	6,144
NitroMed, Inc. (a)(d)	283,250	4,903
NPS Pharmaceuticals, Inc. (a)	100,200	1,265
OSI Pharmaceuticals, Inc. (a)	63,420	2,622
Pharmion Corp. (a)(d)	133,500	3,871
Progenics Pharmaceuticals, Inc. (a)	133,990	2,252
Protein Design Labs, Inc. (a)	234,560	3,751
Renovis, Inc. (a)(d)	127,220	1,027
Rigel Pharmaceuticals, Inc. (a)	73,240	1,175
SuperGen, Inc. (a)(d)	611,560	2,972
Telik, Inc. (a)(d)	200,730	3,027
Transkaryotic Therapies, Inc. (a)	111,150	2,775
United Therapeutics Corp. (a)(d)	145,580	6,652
Vaxgen, Inc. (a)(d)	274,620	3,427
Vertex Pharmaceuticals, Inc. (a)	275,400	2,578
Vicuron Pharmaceuticals, Inc. (a)	558,660	8,804
Vion Pharmaceuticals, Inc. (a)	444,420	1,267

Total Common Stocks (Cost $236,336)		224,264

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 31.1%
Collateral Invested for Securities on Loan (c) 26.0%
Bank of America, N.A.	$5,000	5,000
Bayerische Landesbank NY
2.840% due 11/23/2005 (b)	1,000	1,000
Canadian Imperial Bank
2.875% due 04/01/2005	692	692
CC USA, Inc.
2.717% due 05/03/2005	1,000	994
2.808% due 07/05/2005 (b)	10,000	10,012
CIT Group, Inc.
2.749% due 07/29/2005 (b)	2,000	2,009
Credit Suisse First Boston
2.949% due 02/06/2006 (b)	7,000	7,005
2.942% due 02/27/2006 (b)	5,000	5,004
CS First Boston USA, Inc.
2.944% due 07/05/2005 (b)	2,000	2,006
Davis Square Funding III Corp.
2.718% due 04/28/2005	3,000	2,980
Goldman Sachs Group LP
2.800% due 09/12/2005 (b)	2,000	2,000
Harrier Finance Funding LLC
2.800% due 12/15/2005 (b)	4,000	4,000
ING Belgium S.A.
2.875% due 04/01/2005	4,000	4,000
Irish Life & Permanent PLC
2.869% due 01/21/2005 (b)	1,000	1,000
Natexis Banques Populaires
2.550% due 05/03/2005	7,000	7,000
2.748% due 06/09/2005 (b)	2,000	1,999
2.956% due 08/16/2005 (b)	3,000	2,999
Sierra Madre Funding Delaware Corp.
2.784% due 05/04/2005	2,000	1,990
Treasury Bank N.A.
2.870% due 03/15/2006 (b)	3,000	3,000

		64,690

Repurchase Agreement 5.1%
State Street Bank
2.400% due 04/01/2005	12,642	12,642
(Dated 03/31/2005. Collateralized by Fannie Mae 2.100% due 02/13/2006 valued at $12,897. Repurchase proceeds are $12,643.)

Total Short-Term Instruments (Cost $77,334)		77,332

Total Investments 121.3% (Cost $313,670)		$301,596

Other Assets and Liabilities (Net) (21.3)%		(52,881)

Net Assets 100.0%		$248,715

Notes to Schedule of Investments (amounts in thousands):

(a) Non-income producing security.

(b) Variable rate security.

(c) Securities purchased with the cash proceeds from securities on loans.

(d) Portion of securities on loan with an aggregate market value of $61,651; cash collateral of $64,694 was received with which the Fund purchased securities.

See accompanying notes

Schedule of Investments

RCM Financial Services Fund

March 31, 2005 (Unaudited)

	Shares	Value (000s)
COMMON STOCKS 89.7%
Consumer Services 3.3%
Axis Capital Holding, Ltd.	2,550	$69
Isewan Terminal Service Co.	3,000	17
Sumitomo Warehouse Co.	3,000	18

		104

Financial & Business Services 83.2%
AFLAC, Inc.	2,650	99
American International Group, Inc.	1,100	61
Ameritrade Holding Corp. (a)	5,000	51
Bank of Hawaii Corp. (a)	1,100	50
CapitalSource, Inc. (a)	1,900	44
Chicago Mercantile Exchange Holdings, Inc.	250	48
Citigroup, Inc.	3,400	153
City National Corp.	1,100	77
Deutsche Bank AG (a)	750	65
Endurance Specialty Holdings Ltd.	2,000	76
Fannie Mae	1,950	106
Fifth Third Bancorp	3,000	129
Franklin Resources, Inc.	1,800	123
Freddie Mac	2,000	126
Goldman Sachs Group, Inc.	1,550	170
Greenhill & Co., Inc.	850	30
Joyo Bank Ltd.	11,000	59
M&T Bank Corp.	850	87
Mellon Financial Corp.	3,000	86
Merrill Lynch & Co., Inc.	2,700	153
Mitsubishi Tokyo Financial Group, Inc.	4	34
National Australia Bank Ltd.	2,500	55
Nishi-Nippon City Bank Ltd.	7,000	30
OptionsXpress Holding, Inc. (a)	900	15
Preferred Bank (a)	1,350	54
U.S. Bancorp	3,250	94
UBS AG (a)	750	63
Wachovia Corp.	3,000	153
Willis Group Holdings Ltd.	3,400	125
Zions Bancorporation	2,700	186

		2,602

Technology 3.2%
Automatic Data Processing, Inc.	2,200	99

Total Common Stocks (Cost $2,704)		2,805

EXCHANGE-TRADED FUNDS 2.9%
Financial Select Sector SPDR Fund	3,200	91

Total Exchange-Traded Funds (Cost $96)		91

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 7.3%
Repurchase Agreement 7.3%
State Street Bank
2.400% due 04/01/2005	$229	229
(Dated 03/31/2005. Collateralized by Fannie Mae 3.250% due 02/15/2009 valued at $236. Repurchase proceeds are $229.)

Total Short-Term Instruments (Cost $229)		229

Total Investments (b) 99.9% (Cost $3,029)		$3,125

Other Assets and Liabilities (Net) 0.1%		3

Net Assets 100.0%		$3,128

Notes to Schedule of Investments (amounts in thousands):

(a) Non-income producing security.

(b) As of March 31, 2005, portfolio securities with an aggregate market value of $340 were valued with reference to securities whose prices are more readily obtainable.

See accompanying notes

Schedule of Investments

RCM Global Healthcare Fund

March 31, 2005 (Unaudited)

	Shares	Value (000s)
COMMON STOCKS 95.7%
Healthcare 94.7%
Abbott Laboratories	194,860	$9,084
Aetna, Inc. (d)	57,140	4,283
Andrx Group Corp. (a)	36,960	838
Baxter International, Inc.	109,980	3,737
Beckman Coulter, Inc. (d)	36,450	2,422
Biogen Idec, Inc. (a)	110,660	3,819
Biomet, Inc.	85,260	3,095
Biosite, Inc. (a)(d)	15,260	794
Boston Scientific Corp. (a)	85,740	2,511
C.R. Bard, Inc.	45,880	3,123
Community Health Systems, Inc. (a)	52,000	1,815
Covance, Inc. (a)	32,030	1,525
Daiichi Pharmaceutical Co.	54,200	1,265
Eisai Co. Ltd.	73,800	2,500
Eli Lilly & Co.	64,830	3,378
Forest Laboratories, Inc. (a)	22,400	828
Genentech, Inc. (a)	45,000	2,547
Gen-Probe, Inc. (a)	78,920	3,517
Gilead Sciences, Inc. (a)	48,970	1,753
GlaxoSmithKline PLC	265,220	6,084
Impax Laboratories, Inc. (a)	51,290	821
IVAX Corp. (a)	171,750	3,395
Johnson & Johnson	174,050	11,689
Kinetic Concepts, Inc. (a)	48,090	2,869
Kyowa Hakko Kogyo Co., Ltd.	124,000	947
LifePoint Hospitals, Inc. (a)	85,720	3,758
Medco Health Solutions, Inc. (a)(d)	49,690	2,463
Medtronic, Inc. (d)	119,170	6,072
Merck & Co., Inc.	141,980	4,596
Nektar Therapeutics, Inc. (a)(d)	118,620	1,653
NitroMed, Inc. (a)(d)	85,590	1,482
Novartis AG	158,530	7,401
PacifiCare Health Systems, Inc. (a)(d)	134,910	7,679
Pfizer, Inc.	568,940	14,946
Roche Holdings AG - Genusschein	53,950	5,785
Smith & Nephew PLC	182,830	1,715
UnitedHealth Group, Inc. (d)	87,320	8,329
Von Pharmaceuticals, Inc. (a)	261,430	745
WellPoint, Inc. (a)(d)	48,340	6,059
Wyeth (d)	124,190	5,238
Yamanouchi Pharmaceutical Co., Ltd.	26,600	898

		157,458

Technology 1.0%
Fisher Scientific International, Inc. (a)	30,400	1,730

Total Common Stocks (Cost $155,974)		159,188

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 16.2%
Collateral Invested for Securities on Loan (c) 13.9%
Canadian Imperial Bank
3.090% due 04/01/2005	$1	1
CC USA, Inc.
2.807% due 07/05/2005 (b)	2,000	2,002
CIT Group, Inc.
2.749% due 07/29/2005 (b)	2,000	2,009
Citigroup Global Markets, Inc.	3,000	3,000
CS First Boston USA, Inc.
2.944% due 07/05/2005 (b)	1,000	1,003
Davis Square Funding III Corp.
2.718% due 04/28/2005	3,000	2,981
Goldman Sachs Group LP
2.800% due 09/12/2005 (b)	1,000	1,000
HBOS Treasury Services PLC
2.900% due 04/01/2005	4,000	4,000
ING Belgium S.A.
2.875% due 04/01/2005	2,200	2,200
Natexis Banques Populaires
2.550% due 05/03/2005	2,000	2,000
2.955% due 08/16/2005 (b)	1,000	1,000
Societe Generale
2.875% due 04/01/2005	1,801	1,801

		22,997

Repurchase Agreement 2.3%
State Street Bank
2.400% due 04/01/2005	3,863	3,863
(Dated 03/31/2005. Collateralized by Fannie Mae 3.250% due 02/15/2009 valued at $3,941. Repurchase proceeds are $3,863.)

Total Short-Term Instruments (Cost $26,863)		26,860

Total Investments (e) 111.9% (Cost $182,837)		$186,048

Other Assets and Liabilities (Net) (11.9)%		(19,711)

Net Assets 100.0%		$166,337

Notes to Schedule of Investments (amounts in thousands):

(a) Non-income producing security.

(b) Variable rate security.

(c) Securities purchased with the cash proceeds from securities on loans.

(d) Portion of securities on loan with an aggregate market value of $22,427; cash collateral of $23,003 was received with which the Fund purchased securities.

(e) As of March 31, 2005, portfolio securities with an aggregate market value of $28,903 were valued with reference to securities whose prices are more readily obtainable.

See accompanying notes

Schedule of Investments

RCM Global Resources Fund

March 31, 2005 (Unaudited)

	Shares	Value (000s)
COMMON STOCKS 99.0%
Australia 8.1%
BHP Billiton Ltd. (a)	13,870	$193
Rio Tinto Ltd. (a)	3,630	126

		319

Barbados 2.0%
Nabors Industries Ltd. (a)	1,330	79

Brazil 1.0%
Companhia Vale do Rio Doce SP - ADR (a)	1,240	39

Canada 12.7%
Barrick Gold Corp.	3,320	80
Canadian Natural Resources (a)	2,010	114
Suncor Energy, Inc. (a)	3,105	125
Teck Cominco Ltd. ‘B’	2,700	100
Ultra Petroleum Corp. (a)	1,540	78

		497

France 8.3%
Companie Generale de Geophysique S.A. (a)	1,050	92
TotalFinaElf S.A.	1,000	234

		326

Germany 1.0%
BASF AG (a)	540	38

Ireland 0.9%
CRH PLC (a)	1,330	35

Luxembourg 2.5%
Arcelor S.A. (a)	4,390	100

Switzerland 1.4%
Syngenta AG (a)	520	54

United Kingdom 8.3%
BP PLC	15,778	164
Vedanta Resources PLC (a)	8,360	74
Xstrata PLC (a)	4,500	86

		324

United States 52.8%
Apache Corp.	1,760	108
Arch Coal, Inc.	2,000	86
ConocoPhillips (a)	710	77
Dow Chemical Co. (a)	1,820	91
ENSCO International, Inc. (a)	2,560	96
EOG Resources, Inc. (a)	1,470	72
Exxon Mobil Corp. (a)	6,030	359
Freeport-McMoran Copper & Gold, Inc. ‘B’ (a)	1,340	53
Newfield Exploration Co. (a)	930	69
Noble Corp.	2,160	121
Patterson-UTI Energy, Inc. (a)	2,340	59
Peabody Energy Corp. (a)	1,820	84
Phelps Dodge Corp. (a)	390	40
Rowan Cos., Inc. (a)	1,220	36
Schlumberger Ltd. (a)	2,080	147
Smith International, Inc. (a)	2,240	141
Transocean, Inc. (a)	2,890	149
Valero Energy Corp. (a)	1,560	114
Weatherford International Ltd. (a)	1,950	113
XTO Energy, Inc. (a)	1,547	51

		2,066

Total Common Stocks (Cost $3,201)		3,877

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 0.8%
Repurchase Agreement 0.8%
State Street Bank
2.400% due 04/01/2005	$31	31
(Dated 03/31/2005. Collateralized by Fannie Mae 2.320% due 04/07/2006 valued at $35. Repurchase proceeds are $31.)

Total Short-Term Instruments (Cost $31)		31

Total Investments (b) 99.8% (Cost $3,232)		$3,908

Other Assets and Liabilities (Net) 0.2%		7

Net Assets 100.0%		$3,915

Notes to Schedule of Investments (amounts in thousands):

(a) Non-income producing security.

(b) As of March 31, 2005, portfolio securities with an aggregate market value of $1,167 were valued with reference to securities whose prices are more readily obtainable.

See accompanying notes

Schedule of Investments

RCM Global Small-Cap Fund

March 31, 2005 (Unaudited)

	Shares	Value (000s)

COMMON STOCKS 91.9%
Australia 1.0%
Fleetwood Corp., Ltd.	70,000	$449
John Fairfax Holdings Ltd.	115,000	371

		820

Austria 2.7%
Constantia Verpack (a)	12,000	451
Flughafen Wien AG (a)	7,000	470
Wiener Staedtische Allgemeine Versicherung AG (a)	16,000	745
Wienerberger AG (a)	14,000	637

		2,303

Brazil 0.8%
Gol Linhas Aereas Inteligentes S.A. SP - ADR (a)	26,500	666

Canada 2.8%
Compton Petroleum Corp. (a)	62,000	623
PetroKazakhstan, Inc.	18,000	723
Ultra Petroleum Corp. (a)	20,650	1,049

		2,395

China 0.8%
Hopewell Holdings Ltd.	120,000	283
Kerry Properties (a)	168,000	369

		652

Denmark 0.6%
GN Store Nord	45,000	517

Finland 0.7%
YIT-Yhtyma Oyj SP	20,000	566

France 1.9%
Acadomia Group	12,000	626
Neopost S.A. (a)	11,000	952

		1,578

Germany 5.8%
Grenke Leasing AG (a)	22,000	998
Hugo Boss AG (a)	22,000	681
Leoni AG (a)	9,000	734
Mobilcom AG (a)	18,000	416
Pfeiffer Vacuum Technology AG (a)	10,000	507
Salzgitter AG (a)	27,500	586
Technotrans AG (a)	23,000	470
Wincor Nixdorf AG (a)	7,000	558

		4,950

Greece 0.6%
Intralot S.A.	17,500	536

Hong Kong 1.6%
Dickson Concepts Ltd.	300,000	534
Hysan Development Co.	230,000	451
International Bank of Asia	1,000,000	406

		1,391

Indonesia 1.0%
PT Bank Rakyat Indonesia Tbk.	1,500,000	451
PT Indocement Tunggal Prakarsa Tbk. (a)	1,300,000	384

		835

Ireland 1.0%
Independent News & Media PLC (a)	110,000	362
Paddy Power PLC	30,000	516

		878

Italy 1.7%
Caltagirone Editore SpA (a)	45,000	417
Hera SpA (a)	190,000	533
Meta Modena SpA (a)	130,000	458

		1,408

Japan 9.8%
Aida Engineering, Ltd.	110,000	642
CKD Corp.	60,000	410
Cyber Agent, Ltd. (a)	135	471
Daifuku Co.	55,000	406
Japan Asia Investment Co.	60,000	264
Japan Denzai Co., Ltd.	45,000	346
Kadokawa Holdings, Inc.	10,500	394
Moshi Moshi Hotline, Inc.	5,000	478
Musashi Seimitsu Industry Co., Ltd.	20,000	527
NIWS Co., Ltd. (a)	320	486
Park24 Co., Ltd. (a)	27,500	512
Ricoh Leasing Co.	22,400	583
Ryohin Keikaku Co., Ltd.	12,600	622
Sumitomo Titanium Corp.	8,550	672
Tokai Carbon Co., Ltd. (a)	100,000	422
Tokyo Tatemono Co.	80,000	540
USS Co., Ltd.	7,000	541

		8,316

Malaysia 0.4%
Digi.Com Bhd. (a)	240,000	334

Mexico 1.4%
Consorcio ARA, S.A. de C.V. (a)	185,000	613
Organizacion Soriana S.A. de CV (a)	160,000	605

		1,218

Netherlands 1.7%
Brunel International NV (a)	35,000	516
James Hardie Industries NV (a)	90,000	416
Stork NV	12,500	486

		1,418

New Zealand 0.4%
The Warehouse Group Ltd. (a)	110,000	311

Norway 1.9%
Aker Kvaerner ASA (a)	19,000	638
Prosafe ASA (a)	15,000	471
Tandberg Television ASA (a)	36,500	457

		1,566

Philippines 0.7%
Philippine Long Distance Telephone Co. SP - ADR	25,000	630

Poland 0.7%
Agora S.A. (a)	30,000	562

Russia 0.7%
Rostelecom SP - ADR (a)(d)	50,000	627

Singapore 1.2%
First Engineering Ltd. (a)	500,000	378
STATS ChipPAC Ltd. (a)	970,000	627

		1,005

Spain 1.3%
Banco Pastor S.A.	14,000	508
Cortefiel S.A.	35,000	607

		1,115

Sweden 0.8%
Getinge AB ‘B’ (a)	43,000	642

Switzerland 4.1%
Bank Sarasin & Cie AG ‘B’ (a)	300	570
Georg Fischer AG (a)	2,100	654
Jelmoli Holding AG (a)	400	577
Kuoni Reisen Holding ‘B’ (a)	1,400	620
Lindt & Spruengli AG (a)	38	577
Sig Holding AG (a)	2,250	481

		3,479

Thailand 1.0%
Aapico Hitech Public Co., Ltd. (a)	420,000	365
Amata Corp. Public Co., Ltd. (a)	1,500,000	449

		814

United Kingdom 5.4%
Balfour Beatty PLC	85,820	507
Body Shop International PLC	21	0
Dawson Holdings PLC	85,000	291
Grafton Group PLC (a)	37,100	440
IAWS Group PLC (a)	24,900	374
Independent News & Media PLC (a)	80,000	265
Kingspan Group PLC	53,600	640
NextGen Sciences, Ltd. (a)	27,000	184
Northgate PLC	40,000	678
Paladin Resources PLC	150,000	518
Punch Taverns PLC	55,000	715

		4,612

United States 37.4%
Affiliated Managers Group, Inc. (a)(d)	13,800	856
BEI Technologies, Inc.	19,000	455
Big 5 Sporting Goods Corp.	25,000	617
BJ’s Restaurants Inc. (a)(d)	35,000	679
Bone Care International, Inc. (a)	22,500	584
Bucyrus International, Inc. ‘A’	11,500	449
Carter’s, Inc. (a)	14,450	574
Cash America International, Inc.	24,500	537
Central European Distribution Corp. (a)(d)	22,500	749
Central European Media Enterprises Ltd. ‘A’ (a)	19,000	940
CKE Restaurants, Inc. (a)	35,000	555
Cogent, Inc. (a)	14,000	352
Coinstar, Inc. (a)(d)	26,000	551
Commercial Capital BanCorp., Inc.	27,500	560
Cooper Cos., Inc. (d)	9,000	656
Cypress Semiconductor Corp. (a)	43,000	542
El Paso Electric Co. (a)	17,500	332
Embarcadero Technologies, Inc. (a)	39,900	263
Energy Conversion Devices, Inc. (a)(d)	18,500	420
Epicor Software Corp. (a)	25,500	334
F5 Networks, Inc. (a)	4,900	247
Finish Line, Inc. ‘A’	28,000	648
FormFactor, Inc. (a)(d)	17,300	392
Fossil, Inc. (a)	15,800	410
Foundation Coal Holdings, Inc.	21,000	494
General Communication, Inc. ‘A’ (a)	30,000	274
Gen-Probe, Inc. (a)	16,000	713
GFI Group Inc. (a)	8,000	215
Global Imaging Systems, Inc. (a)	10,000	355
Hansen Natural Corp. (a)	4,000	240
Harsco Corp.	10,000	596
Heidrick & Struggles International, Inc. (a)	12,200	449
Helmerich & Payne, Inc. (a)	6,000	238
Hibbett Sporting Goods, Inc. (a)	25,000	751
Hyperion Solutions Corp. (a)	15,000	662
Ionatron, Inc. (a)(d)	38,000	316
Jarden Corp. (a)	20,000	918
Jones Lang LaSalle, Inc. (a)	18,600	868
Life Time Fitness, Inc. (a)	25,000	674
PeopleSupport, Inc. (a)(d)	45,000	396
PF Chang’s China Bistro, Inc. (a)(d)	6,900	413
Ralcorp Holdings, Inc.	12,000	568
RARE Hospitality International, Inc. (a)	20,000	618
Redwood Trust, Inc.	9,200	471
Regis Corp.	14,000	573
Renal Care Group, Inc. (a)	19,750	749
Resources Connection, Inc. (a)(d)	26,200	548
Sapient Corp. (a)	35,000	257
Shamir Optical Industry, Ltd. (a)	38,500	595
Sierra Health Services, Inc. (a)	10,000	638
Signature Bank & Trust (a)	23,000	610
Standard Pacific Corp.	12,800	924
Telvent GIT S.A. (a)	45,000	448
Tessera Technologies, Inc. (a)	7,000	303
TIBCO Software, Inc. (a)	28,500	212
Unit Corp. (a)	11,000	497
United Natural Foods, Inc. (a)	20,800	595
Varian Semiconductor Equipment Associates, Inc. (a)	12,500	475
VCA Antech, Inc. (a)	31,500	637
Westcorp, Inc.	10,000	422
Wintrust Financial Corp.	6,200	292

		31,706

Total Common Stocks (Cost $65,205)		77,850

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 15.6%
Collateral Invested for Securities on Loan (c) 7.1%
Canadian Imperial Bank
2.875% due 04/01/2005	$1,000	1,000
Davis Square Funding III Corp.
2.718% due 04/28/2005	1,000	994
Natexis Banques Populaires
2.550% due 05/03/2005	1,000	1,000
Sierra Madre Funding Delaware Corp.
2.783% due 05/04/2005	1,000	995
Societe Generale
2.875% due 04/01/2005	2,023	2,023

		6,012

Repurchase Agreement 8.5%
State Street Bank
2.400% due 04/01/2005	7,141	7,141

(Dated 03/31/2005. Collateralized by Fannie Mae 1.500%-2.320% due 06/17/2005-04/07/2006 valued at $949; Freddie Mac 2.02% due 03/08/2006 valued at $5,456; and Federal Farm Credit Bank 2.500% due 03/15/2006 valued at $881;. Repurchase proceeds are $7,14

Total Short-Term Instruments (Cost $13,160)		13,153

Total Investments (b) 107.5% (Cost $78,365)		$91,003

Other Assets and Liabilities (Net) (7.5)%		(6,318)

Net Assets 100.0%		$84,685

Notes to Schedule of Investments

(amounts in thousands):

(a) Non-income producing security.

(b) As of March 31, 2005, portfolio securities with an aggregate market value of $35,614 were valued with reference to securities whose prices are more readily obtainable.

(c) Securities purchased with the cash proceeds from securities on loans.

(d) Portion of securities on loan with an aggregate market value of $5,776; cash collateral of $6,006 was received with which the Fund purchased securities.

Schedule of Investments

RCM Global Technology Fund

March 31, 2005 (Unaudited)

	Shares	Value (000s)
COMMON STOCKS 91.9%
Aerospace 1.8%
United Technologies Corp.	99,300	$10,095

Capital Goods 1.9%
Nidec Corp.	22,650	2,813
Tyco International Ltd. (e)	223,030	7,538

		10,351

Communications 4.8%
Amdocs Ltd. (a)	522,000	14,825
Nextel Partners, Inc. ‘A’ (a)	521,140	11,444

		26,269

Consumer Discretionary 0.1%
Nintendo Co., Ltd.	2,440	266

Consumer Services 1.6%
DreamWorks Animation SKG, Inc. ‘A’ (a)	1,000	41
Greenfield Online, Inc. (a)	319,410	6,276
XM Satellite Radio Holdings, Inc. ‘A’ (a)(e)	85,500	2,693

		9,010

Energy 5.2%
Cooper Cameron Corp. (a)	51,630	2,954
Diamond Offshore Drilling, Inc.	63,110	3,149
Halliburton Co.	45,490	1,967
Nabors Industries Ltd. (a)	32,320	1,911
National-Oilwell, Inc. (a)(e)	49,430	2,308
Schlumberger Ltd. (e)	82,700	5,829
Smith International, Inc.	42,270	2,652
Transocean, Inc. (a)	61,020	3,140
Ultra Petroleum Corp. (a)	36,280	1,843
Weatherford International Ltd. (a)(e)	44,230	2,563

		28,316

Financial & Business Services 0.9%
Infosys Technologies Ltd. - Warrants Exp. 9/05/2005 (a)(c)	22,800	4,702

Healthcare 8.0%
Biogen Idec, Inc. (a)	129,430	4,467
Guidant Corp.	57,910	4,280
IVAX Corp. (a)	381,860	7,549
Johnson & Johnson	210,780	14,156
PacifiCare Health Systems, Inc. (a)(e)	83,070	4,728
Vicuron Pharmaceuticals, Inc. (a)	82,870	1,306
WellPoint, Inc. (a)(e)	59,110	7,409

		43,895

Technology 67.6%
Apple Computer, Inc. (a)	504,540	21,024
Autodesk, Inc.	270,000	8,035
Avid Technology, Inc. (a)	137,490	7,441
Broadcom Corp. ‘A’ (a)	1,000	30
Cisco Systems, Inc. (a)	59,300	1,061
Cognizant Technology Solutions Corp. ‘A’ (a)(e)	171,140	7,907
Comverse Technology, Inc. (a)	857,370	21,623
Cypress Semiconductor Corp. (a)(e)	743,060	9,363
EMC Corp. (a)	618,900	7,625
F5 Networks, Inc. (a)	298,230	15,058
Google, Inc. ‘A’ (a)(e)	189,460	34,199
Hewlett-Packard Co. (a)	754,110	16,545
International Rectifier Corp. (a)	10,000	455
Intuit, Inc. (a)	131,810	5,769
Juniper Networks, Inc. (a)	77,420	1,708
Lucent Technologies, Inc. - Warrants Exp. 12/10/2007 (a)(d)	1,989	1
Macromedia, Inc. (a)	8,980	301
Marvell Technology Group Ltd. (a)(e)	664,780	25,488
McAfee, Inc. (a)	10,380	234
Mercury Interactive Corp. (a)(e)	210,580	9,977
Microchip Technology, Inc. (a)	160,840	4,183
Monster Worldwide, Inc. (a)(e)	327,410	9,184
National Semiconductor Corp. (e)	584,470	12,046
NCR Corp. (a)	738,874	24,930
Netease.com, Inc. SP - ADR (a)(e)	14,330	691
QUALCOMM, Inc.	7,208	264
Red Hat, Inc. (a)(e)	1,271,960	13,877
Samsung Electronics Co., Ltd. (a)	13,360	6,585
SAP AG SP - ADR (e)	10,000	401
Seagate Technology, Inc. (a)(e)	475,400	9,294
Shanda Interactive Entertainment Ltd. SP - ADR (a)(e)	470,050	14,196
SINA Corp. (a)(e)	19,950	620
Softbank Corp.	6,500	267
Sun Microsystems, Inc. (a)(e)	39,780	161
Symantec Corp. (a)	265,580	5,665
Taiwan Semiconductor Manufacturing Co., Ltd. SP - ADR (a)(e)	641,090	5,436
Telvent GIT S.A. (a)	239,600	2,384
Tencent Holdings Ltd. (a)	11,210,000	8,111
Tessera Technologies, Inc. (a)	150,420	6,503
TIBCO Software, Inc. (a)	437,680	3,261
Trend Micro, Inc.	23,850	1,018
VeriSign, Inc. (a)(e)	740,930	21,265
VERITAS Software Corp. (a)	66,320	1,540
Yahoo!, Inc. (a)	698,370	23,675

		369,401

Total Common Stocks (Cost $414,814)		502,305

PURCHASED CALL OPTIONS 0.0%
Red Hat, Inc.
Strike @ 10.000 Exp. 04/16/2005	1,950	253
Strike @ 10.000 Exp. 05/21/2005	500	75

Total Purchased Call Options (Cost $296)		328

PURCHASED PUT OPTIONS 1.1%
NASDAQ 100 Index
Strike @ 38.000 Exp. 05/21/2005	37,000	6,290

Total Purchased Put Options (Cost $5,222)		6,290

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 31.0%
Collateral Invested for Securities on Loan (f) 22.8%
Bank of America N.A.	$6,500	6,500
Canadian Imperial Bank
2.874% due 04/01/2005	233	234
CC USA, Inc.
2.807% due 07/05/2005 (b)	2,000	2,002
CIT Group, Inc.
2.749% due 07/29/2005 (b)	2,000	2,009
Citigroup Global Markets, Inc.	18,000	18,000
Compass Securitization LLC
2.806% due 04/29/2005	15,000	14,966
Credit Suisse First Boston
2.949% due 02/06/2006 (b)	3,000	3,002
2.940% due 02/27/2006 (b)	1,500	1,501
2.942% due 02/27/2006 (b)	10,000	10,007
Fannie Mae
2.770% due 06/03/2005 (b)	5,000	5,001
Goldman Sachs Group LP
2.800% due 09/12/2005 (b)	1,000	1,000
HBOS Treasury Services PLC
2.900% due 04/01/2005	5,000	5,000
ING Belgium S.A.
2.875% due 04/01/2005	2,459	2,459
Morgan Stanley
2.840% due 02/03/2006 (b)	4,000	4,000
Natexis Banques Populaires
2.550% due 05/03/2005	20,000	20,000
2.748% due 06/09/2005 (b)	2,000	1,999
2.955% due 08/16/2005 (b)	1,000	1,000
Sigma Finance, Inc.
2.810% due 03/06/2006 (b)	20,000	19,996
Skandinaviska Enskilda Banken AB (SEB)
2.820% due 01/20/2006	3,000	3,000
Societe Generale
2.875% due 04/01/2005	2,955	2,955

		124,631

Repurchase Agreement 8.2%
State Street Bank
2.400% due 04/01/2005	44,625	44,625
(Dated 03/31/2005. Collateralized by Fannie Mae 1.875% due 09/15/2005 valued at $45,521. Repurchase proceeds are $44,628.)

Total Short-Term Instruments (Cost $169,247)		169,256

Total Investments (g) 124.0% (Cost $589,579)		$678,179
Written Options (h) (0.1)% (Premiums $456)		(373)

Other Assets and Liabilities (Net) (23.9)		(131,024)

Net Assets 100.0%		$546,782

Notes to Schedule of Investments (amounts in thousands):

(a) Non-income producing security.

(b) Variable rate security.

(c) The warrants entitle the Fund to purchase 1 share of Lucent Technologies, Inc. for every warrant held at $2.750 until December 10, 2007.

(d) The warrants entitle the Fund to purchase 4 shares of Infosys Technologies Ltd. for every warrant held at $0.000001 until September 5, 2005.

(e) Portion of securities on loan with an aggregate market value of $120,646; cash collateral of $124,576 was received with which the Fund purchased securities.

(f) Securities purchased with the cash proceeds from securities on loans.

(g) As of March 31, 2005, portfolio securities with an aggregate market value of $19,253 were valued with reference to securities whose prices are more readily obtainable.

(h) Premiums received on written options:

Name of Issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Put - Juniper Networks, Inc.	$20.000	07/16/2005	3,930	$456	$373

(i) Short sales open at March 31, 2005 were as follows:

Type	Shares	Value	Proceeds
Applied Materials, Inc.	80,300	$1,305	$1,257
Ebay, Inc.	203,770	7,592	7,801
Telefonaktiebolaget LM Ericsson SP - ADR	36,900	1,041	1,145
NASDAQ 100 Index	73,200	2,675	2,745
Sector Spider Trust	197,650	3,866	3,895

		$16,479	$16,843

Schedule of Investments

RCM Innovation Fund

March 31, 2005 (Unaudited)

	Shares	Value (000s)
COMMON STOCKS 96.5%
Aerospace 1.4%
United Technologies Corp.	89,660	$9,115

Capital Goods 2.0%
Nidec Corp.	27,600	3,428
Tyco International Ltd. (d)	274,680	9,284

		12,712

Communications 4.4%
Amdocs Ltd. (a)	636,930	18,089
Nextel Partners, Inc. ‘A’ (a)	448,030	9,839

		27,928

Consumer Discretionary 0.0%
Nintendo Co., Ltd.	3,100	337

Consumer Services 0.5%
XM Satellite Radio Holdings, Inc. ‘A’ (a)(d)	105,000	3,307

Energy 3.2%
Cooper Cameron Corp. (a)	50,280	2,877
Diamond Offshore Drilling, Inc.	42,050	2,098
Halliburton Co.	54,900	2,374
Nabors Industries Ltd. (a)	12,110	716
National-Oilwell, Inc. (a)	15,200	710
Schlumberger Ltd.	65,540	4,619
Smith International, Inc.	25,260	1,585
Transocean, Inc. (a)	50,300	2,588
Weatherford International Ltd. (a)	40,220	2,330

		19,897

Healthcare 4.8%
Biogen Idec, Inc. (a)	114,000	3,934
Guidant Corp.	41,470	3,065
IVAX Corp. (a)	298,500	5,901
Johnson & Johnson	108,600	7,294
PacifiCare Health Systems, Inc. (a)	93,700	5,333
WellPoint, Inc. (a)(d)	35,540	4,455

		29,982

Technology 80.2%
Apple Computer, Inc. (a)(d)	635,180	26,468
Autodesk, Inc.	335,200	9,976
Avid Technology, Inc. (a)(d)	284,200	15,381
Broadcom Corp. ‘A’ (a)	1,000	30
Cisco Systems, Inc. (a)(d)	395,130	7,069
Cognizant Technology Solutions Corp. ‘A’ (a)	363,200	16,780
Cognos, Inc. (a)	87,000	3,649
Comverse Technology, Inc. (a)	1,040,200	26,234
Corning, Inc. (a)	515,000	5,732
Cypress Semiconductor Corp. (a)(d)	275,060	3,466
Dell, Inc. (a)	207,060	7,955
EMC Corp. (a)	1,437,091	17,705
F5 Networks, Inc. (a)	280,090	14,142
Google, Inc. ‘A’ (a)(d)	216,000	38,990
Hewlett-Packard Co. (a)	883,730	19,389
Intel Corp. (d)	177,000	4,112
Intuit, Inc. (a)	161,000	7,047
Juniper Networks, Inc. (a)	90,870	2,005
Linear Technology Corp. (d)	67,500	2,586
Macromedia, Inc. (a)	242,900	8,137
Marvell Technology Group Ltd. (a)	782,654	30,007
McAfee, Inc. (a)	13,900	314
Mercury Interactive Corp. (a)(d)	274,972	13,028
Microchip Technology, Inc. (a)	196,880	5,121
Microsoft Corp.	634,600	15,338
Monster Worldwide, Inc. (a)(d)	427,500	11,991
Motorola, Inc. (d)	247,360	3,703
National Semiconductor Corp. (d)	777,700	16,028
NCR Corp. (a)	797,600	26,911
Netease.com, Inc. SP - ADR (a)(d)	18,300	882
Network Appliance, Inc. (a)(d)	59,100	1,635
Oracle Corp. (a)	278,630	3,477
QUALCOMM, Inc. (d)	9,260	339
Red Hat, Inc. (a)(d)	1,492,750	16,286
Samsung Electronics Co., Ltd. (a)	12,300	6,063
SAP AG SP - ADR (a)(d)	92,120	3,692
Seagate Technology, Inc. (a)(d)	575,450	11,250
Shanda Interactive Entertainment Ltd. SP - ADR (a)(d)	441,600	13,336
SINA Corp. (a)(d)	25,300	786
Softbank Corp.	7,900	324
Sun Microsystems, Inc. (a)(d)	478,700	1,934
Symantec Corp. (a)(d)	324,650	6,925
Taiwan Semiconductor Manufacturing Co., Ltd. SP - ADR (d)	1,052,642	8,926
Take-Two Interactive Software, Inc. (a)(d)	64,900	2,538
Telefonaktiebolaget LM Ericsson SP - ADR (a)(d)	18,900	533
Telvent GIT S.A. (a)	21,000	209
Tencent Holdings Ltd. (a)	4,866,000	3,521
Tessera Technologies, Inc. (a)	63,430	2,742
TIBCO Software, Inc. (a)(d)	466,500	3,475
Trend Micro, Inc. (a)	44,000	1,879
VeriSign, Inc. (a)(d)	906,300	26,011
VERITAS Software Corp. (a)	82,250	1,910
Yahoo!, Inc. (a)(d)	816,800	27,690

		505,657

Total Common Stocks (Cost $549,400)		608,935

	# of Contracts
PURCHASED CALL OPTIONS 0.1%
Call - CBOE Red Hat, Inc.
Strike @ 10.000
Exp. 04/16/2005	2,350	305
Strike @ 10.000
Exp. 05/21/2005	600	90

Total Purchased Call Options (Cost $357)		395

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 29.3%
Collateral Invested for Securities on Loan (c) 25.2%
Bank of America, N.A.	$5,000	5,000
Bayerische Landesbank NY
2.840% due 11/23/2005 (b)	1,000	1,000
Bear Stearns Cos., Inc.	5,000	5,000
Canadian Imperial Bank
2.875% due 04/01/2005	558	558
CC USA, Inc.
2.717% due 05/03/2005	2,000	1,988
2.802% due 07/05/2005 (b)	1,000	1,001
CIT Group, Inc.
2.752% due 07/29/2005 (b)	5,000	5,023
Citigroup Global Markets, Inc.	32,200	32,200
Compass Securitization LLC
2.806% due 04/29/2005	25,000	24,944
Credit Suisse First Boston
2.584% due 07/08/2005 (b)	2,000	2,000
2.940% due 02/27/2006 (b)	1,000	1,001
CS First Boston USA, Inc.
2.941% due 07/05/2005 (b)	2,000	2,006
Davis Square Funding III Corp.
2.706% due 04/28/2005	3,000	2,980
2.716% due 04/28/2005	5,000	4,967
Fannie Mae
2.770% due 06/03/2005 (b)	5,000	5,001
Goldman Sachs Group LP
2.800% due 09/12/2005 (b)	15,000	15,003
ING Belgium S.A.
2.875% due 04/01/2005	2,500	2,500
Irish Life & Permanent PLC
2.869% due 01/21/2005 (b)	5,000	4,999
K2 LLC
2.800% due 09/15/2005 (b)	5,000	5,000
Morgan Stanley
2.840% due 02/03/2006 (b)	1,000	1,000
Natexis Banques Populaires
2.549% due 05/03/2005	8,000	8,000
2.748% due 06/09/2005 (b)	2,000	1,999
2.955% due 08/16/2005 (b)	7,000	6,998
Northern Rock Plc
2.730% due 02/03/2006 (b)	2,000	2,000
Sedna Finance, Inc.
2.793% due 04/25/2005	3,000	2,986
Sierra Madre Funding Delaware Corp.
2.778% due 05/04/2005	5,000	4,976
Sigma Finance, Inc.
2.810% due 03/06/2006 (b)	4,000	3,999
Skandinaviska Enskilda Banken AB (SEB)
2.820% due 01/20/2006	4,000	4,000
Treasury Bank N.A.
2.890% due 02/27/2006 (b)	1,000	1,000

		159,129

Repurchase Agreement 4.1%
State Street Bank
2.400% due 04/01/2005	25,907	25,907
(Dated 03/31/2005. Collateralized by Fannie Mae 1.875% due 09/15/2005 valued at $26,429. Repurchase proceeds are $25,909.)

Total Short-Term Instruments (Cost $185,079)		185,036

Total Investments (e) 125.9% (Cost $734,836)		$794,366

Written Options (f) (0.1)% (Premiums $542)		(443)

Other Assets and Liabilities (Net) (26.0)%		(163,184)

Net Assets 100.0%		$630,739

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a) Non-income producing security.

(b) Variable rate security.

(c) Securities purchased with the cash proceeds from securities on loans.

(d) Portion of securities on loan with an aggregate market value of $153,128; cash collateral of $159,030 was received with which the Fund purchased securities.

(e) As of, portfolio securities with an aggregate market value of $15,635 were valued with reference to securities whose prices are more readily obtainable.

(f) Premiums received on written options:

Name of issuer	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Put - CBOE Juniper Networks, Inc.	$20.000	7/16/2005	4,668	$542	$443

(g) Short Sales open at March 31, 2005 were as follows:

Type	Shares	Value	Proceeds
Put - CBOE Juniper Networks, Inc.	90,870	$4,573	$4,530

See accompanying notes

Schedule of Investments

RCM International Growth Equity Fund

March 31, 2005 (Unaudited)

	Shares	Value (000s)
COMMON STOCKS 100.3%
Australia 3.1%
Alumina, Ltd. (b)	273,400	$1,247
Brambles Industries Ltd.	99,325	610

		1,857

Belgium 2.7%
KBC Bancassurance Holding (b)	19,250	1,623

Canada 3.5%
EnCana Corp.	11,200	791
Shoppers Drug Mart Corp.	6,400	214
Shoppers Drug Mart Corp. (a)(b)	33,075	1,103

		2,108

China 3.2%
China Mobile (Hong Kong) Ltd. (b)	188,500	616
SINA Corp. (b)(d)	19,925	619
Television Broadcasting (b)	137,000	690

		1,925

Finland 1.1%
UPM-Kymmene Oyj (b)	31,100	690

France 9.3%
Accor S.A. (b)	20,125	985
Axa S.A. (b)	25,600	682
Axalto Holding N.V. (b)	24,200	800
Companie Generale de Geophysique S.A. (b)	7,150	625
Pernod Richard S.A.	6,575	918
TotalFinaElf S.A.	5,550	1,299
Vivendi Universal S.A. (b)	10,425	319

		5,628

Germany 9.3%
BAYER AG (b)	53,950	1,783
Puma AG Rudolf Dassler Sport	2,690	673
Schwarz Pharma AG (b)	13,200	582
Siemens AG	11,700	927
Stada Arzneimittel AG (b)	21,275	665
TUI AG (b)	36,200	956

		5,586

Greece 4.3%
Hellenic Telecommunications Organization S.A. (b)	64,410	1,129
National Bank of Greece S.A. (b)	43,725	1,481

		2,610

Hong Kong 1.1%
Li & Fung Ltd.	370,000	675

Indonesia 1.1%
PT Telekomunikasi Indonesia SP - ADR (b)	34,300	643

Ireland 2.0%
Anglo Irish Bank Corp.	47,125	1,181

Italy 1.1%
Eni SpA (b)	25,025	650

Japan 16.1%
Aruze Corp.	45,500	1,238
Daito Trust Construct Co., Ltd.	18,800	788
Furukawa Electric Co. (b)	164,000	748
Mitsui Fudosan Co., Ltd.	150,000	1,754
Mizuho Financial Group, Inc.	185	871
Nikko Cordial Cop.	157,000	782
Orix Corp.	9,200	1,172
Takefuji Corp.	18,210	1,224
Toyota Motor Credit Corp.	31,100	1,153

		9,730

Netherlands 6.6%
ASML Holding NV (b)	52,250	881
IHC Caland NV (b)	9,575	608
Randstd Holding NV (b)	14,200	632
Royal Numico NV (b)	14,875	609
Vedior NV (b)	70,550	1,256

		3,986

Norway 0.9%
Petroleum Geo Services (b)	8,400	553

Philippines 0.7%
SM Investments Corp. (b)	98,710	411

Singapore 4.3%
Keppel Corp. (b)	204,000	1,345
SembCorp. Industries Ltd.	1,078,000	1,266

		2,611

South Korea 2.0%
Samsung Electronics Co., Ltd.	2,480	1,222

Spain 1.1%
ACS Actividades Construcciones y Servicios S.A.	26,025	644

Switzerland 6.8%
Adecco S.A. (b)	11,825	650
Credit Suisse Group (b)	36,150	1,546
Swiss Reinsurance Co. (b)	13,475	965
UBS AG (b)	11,275	953

		4,114

Taiwan 1.0%
United Microelectronics Corp. SP - ADR (b)(d)	175,100	590

Thailand 2.0%
Bangkok Bank Public Co., Ltd. (b)	220,600	630
Siam Cements Public Co., Ltd. (b)	84,400	569

		1,199

United Kingdom 17.0%
ARM Holdings PLC	305,525	609
BHP Billiton PLC	161,125	2,165
Cadbury Schweppes PLC (b)	62,375	626
Cairn Energy USA, Inc. (b)	28,350	624
GlaxoSmithKline PLC	123,400	2,831
Man Group PLC	25,025	649
Reckitt Benckiser PLC	20,050	637
Sage Group PLC	235,250	895
Sportingbet PLC (b)	61,475	311
WPP Group PLC (b)	83,175	946

		10,293

Total Common Stocks (Cost $56,335)		60,529

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 1.5%
Collateral Invested for Securities on Loan (c) 1.5%
Canadian Imperial Bank
2.875% due 04/01/2005	$935	935

Total Short-Term Instruments (Cost $935)		935

Total Investments (e) 101.8% (Cost $57,270)		$61,464

Other Assets and Liabilities (Net) (1.8)%		(1,107)

Net Assets 100.0%		$60,357

Notes to Schedule of Investments (amounts in thousands):

(a) Securities purchased under Rule 144A of the 1993 Securities Act and, unless registered under the act or exempt from registration, may only be sold to qualified institutional investors.

(b) Non-income producing security.

(c) Securities purchased with the cash proceeds from securities on loans.

(d) Portion of securities on loan with an aggregate market value of $858; cash collateral of $932 was received with which the Fund purchased securities.

(e) As of March 31, 2005, portfolio securities with an aggregate market value of $55,110 were valued with reference to securities whose prices are more readily obtainable.

See accompanying notes

Schedule of Investments

RCM Large-Cap Growth Fund

March 31, 2005 (Unaudited)

	Shares	Value (000s)
COMMON STOCKS 98.3%
Aerospace 1.3%
United Technologies Corp.	63,000	$6,405

Capital Goods 7.8%
Danaher Corp. (d)	118,200	6,313
General Electric Co.	647,600	23,352
Tyco International Ltd. (d)	310,500	10,495

		40,160

Consumer Discretionary 11.9%
Coach, Inc. (a)	111,900	6,337
Harman International Industries, Inc.	39,950	3,534
J.C. Penney Co., Inc.	253,900	13,182
Lowe’s Cos., Inc. (d)	147,000	8,392
Nike, Inc. ‘B’ (d)	130,300	10,855
Target Corp.	134,500	6,728
Walgreen Co. (d)	273,000	12,127

		61,155

Consumer Services 6.3%
Carnival Corp. (d)	221,300	11,466
Marriott International, Inc. ‘A’	70,400	4,707
News Corp. ‘A’	592,600	10,027
Univision Communications, Inc. ‘A’ (a)(d)	219,600	6,081

		32,281

Consumer Staples 6.9%
Avon Products, Inc. (d)	144,900	6,222
Gillette Co.	129,500	6,537
PepsiCo, Inc.	279,300	14,811
Procter & Gamble Co.	148,500	7,871

		35,441

Energy 9.5%
ConocoPhillips (a)	47,900	5,166
ENSCO International, Inc. (d)	155,700	5,864
Exxon Mobil Corp.	288,200	17,177
Noble Corp. (d)	100,300	5,638
Schlumberger Ltd.	73,500	5,180
Smith International, Inc. (d)	151,500	9,504

		48,529

Financial & Business Services 12.4%
AFLAC, Inc.	207,400	7,728
Citigroup, Inc.	400,900	18,016
Franklin Resources, Inc. (d)	164,600	11,300
Merrill Lynch & Co., Inc.	199,400	11,286
Willis Group Holdings Ltd. (d)	133,100	4,907
Zions Bancorporation	148,800	10,270

		63,507

Healthcare 19.4%
Abbott Laboratories	379,900	17,711
Aetna, Inc. (d)	138,600	10,388
Amgen, Inc. (a)(d)	86,100	5,012
Biogen Idec, Inc. (a)	131,500	4,538
Eli Lilly & Co.	100,500	5,236
Gilead Sciences, Inc. (a)	182,500	6,534
IVAX Corp. (a)(d)	312,000	6,168
Johnson & Johnson	192,300	12,915
Medtronic, Inc. (d)	197,200	10,047
Novartis AG SP - ADR	215,400	10,076
UnitedHealth Group, Inc.	109,500	10,444

		99,069

Technology 21.2%
Apple Computer, Inc. (a)	119,300	4,971
Autodesk, Inc.	131,300	3,907
Automatic Data Processing, Inc. (a)	140,800	6,329
Broadcom Corp. ‘A’ (a)(d)	139,700	4,180
Comverse Technology, Inc. (a)	158,300	3,992
Dell, Inc. (a)	236,700	9,094
Google, Inc. ‘A’ (a)(d)	45,025	8,127
Juniper Networks, Inc. (a)(d)	397,500	8,769
Marvell Technology Group Ltd. (a)	315,100	12,081
NCR Corp. (a)	155,100	5,233
Oracle Corp. (a)	815,700	10,180
Symantec Corp. (a)(d)	329,700	7,033
Texas Instruments, Inc. (a)	460,900	11,748
Yahoo!, Inc. (a)(d)	375,700	12,736

		108,380

Transportation 1.6%
FedEx Corp.	86,100	8,089

Total Common Stocks (Cost $467,274)		503,016

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 22.9%
Collateral Invested for Securities on Loan (c) 21.2%
Bank of America, N.A.	$1,000	1,000
Canadian Imperial Bank
2.875% due 04/01/2005	1,000	1,000
CC USA, Inc.
2.711% due 05/03/2005	10,000	9,939
2.807% due 07/05/2005 (b)	2,000	2,002
CIT Group, Inc.
2.749% due 07/29/2005 (b)	3,000	3,014
Citigroup Global Markets, Inc.	21,000	21,000
Credit Suisse First Boston
2.940% due 02/27/2006 (b)	1,000	1,001
2.942% due 02/27/2006 (b)	10,000	10,007
CS First Boston USA, Inc.
2.944% due 07/05/2005 (b)	2,000	2,006
Davis Square Funding III Corp.
2.718% due 04/28/2005	10,000	9,935
Goldman Sachs Group LP
2.800% due 09/12/2005 (b)	15,000	15,003
ING Belgium S.A.
2.875% due 04/01/2005	765	765
Irish Life & Permanent PLC
2.869% due 01/21/2005 (b)	5,000	4,999
Morgan Stanley
2.840% due 02/03/2006 (b)	3,000	3,000
Natexis Banques Populaires
2.550% due 05/03/2005	5,000	5,000
2.748% due 06/09/2005 (b)	2,000	1,999
2.956% due 08/16/2005 (b)	3,000	2,999
Sierra Madre Funding Delaware Corp.
2.784% due 05/04/2005	6,000	5,971
Skandinaviska Enskilda Banken AB (SEB)
2.820% due 01/20/2006	2,000	2,000
Treasury Bank N.A.
2.870% due 03/15/2006 (b)	1,000	1,000
2.890% due 02/27/2006 (b)	5,000	5,000

		108,640

Repurchase Agreement 1.7%
State Street Bank
2.400% due 04/01/2005	8,853	8,853
(Dated 03/31/2005. Collateralized by Fannie Mae 5.500% due 02/15/2006 valued at $9,035. Repurchase proceeds are $8,854.)

Total Short-Term Instruments (Cost $117,570)		117,493

Total Investments 121.2% (Cost $584,844)		$620,509

Other Assets and Liabilities (Net) (21.2)%		(108,648)

Net Assets 100.0%		$511,861

Notes to Schedule of Investments (amounts in thousands):

(a) Non-income producing security.

(b) Variable rate security.

(c) Securities purchased with the cash proceeds from securities on loans.

(d) Portion of securities on loan with an aggregate market value of $105,417; cash collateral of $108,590 was received with which the Fund purchased securities.

See accompanying notes

Schedule of Investments

RCM Mid-Cap Fund

March 31, 2005 (Unaudited)

	Shares	Value (000s)
COMMON STOCKS 98.0%
Aerospace 2.2%
Goodrich Corp.	78,200	$2,994

Building 0.2%
Pulte Homes, Inc. (c)	3,150	232

Capital Goods 5.3%
Chicago Bridge & Iron Co. N.V.	36,700	1,616
Cintas Corp.	45,300	1,871
Danaher Corp. (c)	4,500	240
Ingersoll-Rand Co. ‘A’	39,500	3,146
Roper Industries, Inc. (a)	3,800	249

		7,122

Communications 3.7%
Amdocs Ltd. (a)	75,500	2,144
Nextel Partners, Inc. ‘A’ (a)	127,600	2,802

		4,946

Consumer Discretionary 10.9%
Bed Bath & Beyond, Inc. (a)	5,300	194
Cheesecake Factory, Inc. (a)	11,100	393
Coach, Inc. (a)	9,550	541
Dollar General Corp.	24,600	539
J.C. Penney Co., Inc.	64,600	3,354
Marvel Enterprises, Inc. (a)	108,600	2,172
Outback Steakhouse, Inc. (a)	31,500	1,442
PETsMART, Inc. (c)	59,200	1,702
Polo Ralph Lauren Corp. ‘A’	8,200	318
Staples, Inc.	52,040	1,636
TJX Cos., Inc. (c)	33,800	832
Williams-Sonoma, Inc. (a)	38,444	1,413

		14,536

Consumer Services 9.1%
Axis Capital Holding, Ltd.	9,000	243
Career Education Corp. (a)	5,500	188
Corporate Executive Board Co.	6,500	416
Echostar Communications Corp. ‘A’ (a)	9,600	281
Hilton Hotels Corp.	140,200	3,133
Robert Half International, Inc.	11,300	305
Royal Caribbean Cruises Ltd.	55,400	2,476
Starwood Hotels & Resorts Worldwide, Inc. ‘B’	50,250	3,017
Univision Communications, Inc. ‘A’ (a)(c)	16,200	449
UTI Worldwide, Inc. (a)	23,400	1,625

		12,133

Consumer Staples 2.8%
Avery Dennison Corp. (a)	21,700	1,344
Constellation Brands, Inc. ‘A’ (a)	8,200	434
Estee Lauder Cos., Inc. ‘A’	44,100	1,984

		3,762

Energy 7.0%
ENSCO International, Inc.	38,100	1,435
Nabors Industries Ltd. (a)	4,200	248
Newfield Exploration Co. (a)	3,900	290
Noble Corp.	33,800	1,900
Smith International, Inc.	27,800	1,744
Ultra Petroleum Corp. (a)	34,600	1,758
Weatherford International Ltd. (a)(c)	35,302	2,045

		9,420

Financial & Business Services 8.6%
Ameritrade Holding Corp. (a)	16,100	164
CapitalSource, Inc. (a)(c)	106,650	2,453
City National Corp.	24,300	1,697
Fidelity National Financial, Inc.	5,800	191
Franklin Resources, Inc. (c)	25,450	1,747
Mellon Financial Corp.	9,500	271
OptionsXpress Holding, Inc. (a)	30,800	499
SEI Investments Co.	40,850	1,477
Willis Group Holdings Ltd.	36,397	1,342
Zions Bancorporation	25,186	1,738

		11,579

Healthcare 16.5%
Aetna, Inc.	6,900	517
Amylin Pharmaceuticals, Inc. (a)(c)	78,800	1,378
Beckman Coulter, Inc.	17,800	1,183
Biomet, Inc.	36,750	1,334
C.R. Bard, Inc.	5,550	378
Community Health Systems, Inc. (a)	45,400	1,585
Covance, Inc. (a)	7,120	339
Cytyc Corp. (a)	77,200	1,776
Elan Corp. PLC SP - ADR (a)(c)	14,600	47
Gen-Probe, Inc. (a)	45,600	2,032
IVAX Corp. (a)	100,900	1,995
Kinetic Concepts, Inc. (a)	52,950	3,158
LifePoint Hospitals, Inc. (a)	45,800	2,008
Nektar Therapeutics, Inc. (a)	15,500	216
PacifiCare Health Systems, Inc. (a)	36,280	2,065
United Therapeutics Corp. (a)(c)	33,900	1,549
WellPoint, Inc. (a)	4,600	577

		22,137

Materials & Processing 4.7%
Air Products & Chemicals, Inc.	31,400	1,987
American Standard Cos., Inc.	61,800	2,872
Rohm & Haas Co.	28,600	1,373

		6,232

Technology 26.7%
Advanced Micro Devices, Inc. (a)(c)	101,000	1,628
Apple Computer, Inc. (a)	31,900	1,329
ATI Technologies, Inc. (a)	100,600	1,736
Broadcom Corp. ‘A’ (a)	79,800	2,388
Citrix Systems, Inc. (a)	6,900	164
Comverse Technology, Inc. (a)	100,200	2,527
Corning, Inc. (a)	140,700	1,566
Cypress Semiconductor Corp. (a)	102,100	1,286
Diebold, Inc.	28,700	1,574
F5 Networks, Inc. (a)	32,400	1,637
Fairchild Semiconductor International, Inc. ‘A’ (a)	12,400	190
Fiserv, Inc. (a)	5,900	235
Fisher Scientific International, Inc. (a)	5,690	324
Juniper Networks, Inc. (a)	99,900	2,204
Lam Research Corp. (a)	50,200	1,449
Marvell Technology Group Ltd. (a)	57,300	2,197
McAfee, Inc. (a)	119,350	2,693
Mercury Interactive Corp. (a)	38,800	1,838
Monster Worldwide, Inc. (a)(c)	78,500	2,202
National Semiconductor Corp.	133,900	2,760
NCR Corp. (a)	25,400	857
Red Hat, Inc. (a)(c)	39,900	435
VeriSign, Inc. (a)	62,400	1,791
Xilinx, Inc. (c)	25,199	737

		35,747

Transportation 0.3%
Expeditors International Washington, Inc.	6,400	343

Total Common Stocks (Cost $122,013)		131,183

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 10.7%
Collateral Invested for Securities on Loan (b) 9.7%
Canadian Imperial Bank
2.875% due 04/01/2005	$1,001	1,001
HBOS Treasury Services PLC
2.900% due 04/01/2005	6,000	6,000
ING Belgium S.A.
2.875% due 04/01/2005	6,000	6,000

		13,001

Repurchase Agreement 1.0%
State Street Bank
2.400% due 04/01/2005	1,281	1,281
(Dated 03/31/2005. Collateralized by Federal Farm Credit Bank 2.500% due 03/15/2006 valued at $1,312. Repurchase proceeds are $1,281.)

Total Short-Term Instruments (Cost $14,282)		14,282

Total Investments 108.7% (Cost $136,295)		$145,465

Other Assets and Liabilities (Net) (8.7)%		(11,698)

Net Assets 100.0%		$133,767

Notes to Schedule of Investments (amounts in thousands):

(a) Non-income producing security.

(b) Securities purchased with the cash proceeds from securities on loans.

(c) Portion of securities on loan with an aggregate market value of $12,528; cash collateral of $12,976 was received with which the Fund purchased securities.

See accompanying notes

Schedule of Investments

RCM Targeted Core Growth Fund

March 31, 2005 (Unaudited)

	Shares	Value (000s)
COMMON STOCKS 98.7%
Aerospace 2.9%
United Technologies Corp.	9,800	$996

Capital Goods 7.5%
General Electric Co.	41,500	1,496
Tyco International Ltd.	31,300	1,058

		2,554

Communications 1.8%
Vodafone Group PLC SP - ADR	22,500	598

Consumer Discretionary 10.2%
Harman International Industries, Inc.	6,500	575
Starbucks Corp. (a)(c)	13,400	692
Target Corp. (c)	18,500	925
Walgreen Co. (c)	28,500	1,266

		3,458

Consumer Services 6.8%
E.W. Scripps Co. ‘A’	11,100	541
Harley-Davidson, Inc.	15,600	901
News Corp. ‘A’	51,500	871

		2,313

Consumer Staples 13.2%
PepsiCo, Inc.	22,000	1,167
Procter & Gamble Co. (c)	15,825	839
SYSCO Corp. (c)	30,575	1,095
Whole Foods Market, Inc. (c)	5,100	521
Wm. Wrigley Jr. Co.	13,500	885

		4,507

Energy 8.4%
BP PLC SP - ADR	13,500	842
Schlumberger Ltd.	15,500	1,092
Smith International, Inc.	15,000	941

		2,875

Financial & Business Services 7.3%
City National Corp.	13,300	929
Merrill Lynch & Co., Inc.	20,600	1,166
Willis Group Holdings Ltd. (c)	10,600	391

		2,486

Healthcare 14.2%
Abbott Laboratories	23,000	1,072
Amgen, Inc. (a)(c)	11,500	669
Genentech, Inc. (a)(c)	7,200	408
Johnson & Johnson	16,000	1,075
Medtronic, Inc.	13,825	704
Nektar Therapeutics, Inc. (a)(c)	20,075	280
Stryker Corp. (c)	14,500	647

		4,855

Technology 24.8%
Computer Associates International, Inc.	21	1
Dell, Inc. (a)	29,000	1,114
Gentex Corp.	10,675	341
Google, Inc. ‘A’ (a)(c)	2,100	379
Juniper Networks, Inc. (a)	49,000	1,081
Macromedia, Inc. (a)	15,000	502
Marvell Technology Group Ltd. (a)	33,500	1,284
Microsoft Corp.	39,800	962
NAVTEQ Corp. (a)	4,000	173
Oracle Corp. (a)	58,000	724
Symantec Corp. (a)	31,250	667
Yahoo!, Inc. (a)(c)	36,000	1,220

		8,448

Transportation 1.6%
United Parcel Service, Inc. ‘B’ (c)	7,500	546

Total Common Stocks (Cost $28,963)		33,636

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 29.8%
Collateral Invested for Securities on Loan (b) 26.1%
Bank of America, N.A.	$1,500	1,500
Canadian Imperial Bank
2.875% due 04/01/2005	372	373
Citigroup Global Markets, Inc.	1,800	1,800
Davis Square Funding III Corp.
2.944% due 05/23/2005	1,000	995
HBOS Treasury Services PLC
2.900% due 04/01/2005	1,700	1,700
ING Belgium S.A.
2.875% due 04/01/2005	1,000	1,000
Sedna Finance, Inc.
2.749% due 04/11/2005	900	897
Societe Generale
2.875% due 04/01/2005	645	645

		8,910

Repurchase Agreement 1.7%
State Street Bank
2.400% due 04/01/2005	576	576
(Dated 03/31/2005. Collateralized by Fannie Mae 3.250% due 02/15/2009 valued at $588. Repurchase proceeds are $576.)

Total Short-Term Instruments (Cost $9,489)		9,486

Total Investments 126.5% (Cost $38,452)		$43,122

Other Assets and Liabilities (Net) (26.5)%		(9,033)

Net Assets 100.0%		$34,089

Notes to Schedule of Investments (amounts in thousands):

(a) Non-income producing security.

(b) Securities purchased with the cash proceeds from securities on loans.

(c) Portion of securities on loan with an aggregate market value of $8,657; cash collateral of $8,899 was received with which the Fund purchased securities.

See accompanying notes

Supplementary Notes to Schedule of Investments

March 31, 2005 (Unaudited)

1. Federal Income Tax Matters

At March 31, 2005, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investment securities for federal income tax purposes is as follows (amounts in thousands):

	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
AMM Asset Allocation Fund	$14,390	$(2,057)	$12,333
CCM Capital Appreciation Fund	126,238	(10,700)	115,538
CCM Emerging Companies Fund	97,477	(18,383)	79,094
CCM Focused Growth Fund	488	(23)	465
CCM Mid Cap Fund	131,083	(10,157)	120,926
NACM Flex-Cap Value Fund	724	(318)	406
NACM Global Fund	830	(280)	550
NACM Growth Fund	181	(115)	66
NACM International Fund	2,660	(479)	2,181
NACM Pacific Rim Fund	6,050	(1,005)	5,045
NFJ Dividend Value Fund	54,195	(12,612)	41,583
NFJ International Value Fund	566	(18)	548
NFJ Large-Cap Value Fund	2,372	(771)	1,601
NFJ Small Cap Value Fund	763,066	(34,271)	728,795
OCC Renaissance Fund	842,956	(190,027)	652,929
OCC Value Fund	236,865	(85,300)	151,565
PEA Growth & Income Fund	9,724	(2,414)	7,310
PEA Growth Fund	117,962	(23,187)	94,775
PEA Opportunity Fund	39,163	(8,551)	30,612
PEA Target Fund	164,163	(18,165)	145,998
RCM Biotechnology Fund	14,596	(26,670)	(12,074)
RCM Financial Services Fund	189	(93)	96
RCM Global Healthcare Fund	11,137	(7,926)	3,211
RCM Global Resources Fund	680	(4)	676
RCM Global Small-Cap Fund	14,078	(1,440)	12,638
RCM Global Technology Fund	97,443	(8,843)	88,600
RCM Innovation Fund	81,526	(21,996)	59,530
RCM International Growth Equity Fund	5,275	(1,081)	4,194
RCM Large-Cap Growth Fund	46,846	(11,181)	35,665
RCM Mid Cap Fund	12,725	(3,555)	9,170
RCM Targeted Core Growth Fund	5,103	(433)	4,670

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing of this report on Form N-Q, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Commission’s rules and forms.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allianz Funds

By:	/s/ E. BLAKE MOORE, JR.
E. Blake Moore, Jr.
President/Principal Executive Officer

Date:	May 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ E. BLAKE MOORE, JR.
E. Blake Moore, Jr.
President/Principal Executive Officer

Date:	May 26, 2005

By:	/s/ JOHN P. HARDAWAY
John P. Hardaway
Treasurer/Principal Financial Officer

Date:	May 26, 2005